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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Funds
18th Floor
Seattle, Washington 98101
206-505-4846

_________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

Item 1. Reports to Stockholders

2015 SEMI-ANNUAL REPORT

Russell Investment Funds

JUNE 30, 2015

FUND
Multi-Style Equity Fund
Aggressive Equity Fund
Non-U.S. Fund
Core Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Funds

Semi-annual Report

June 30, 2015 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Multi-Style Equity Fund

Shareholder Expense Example — June 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance
is based on an investment of $1,000 invested at the beginning of		Actual	(5% return
the period and held for the entire period indicated, which for this		Performance	before expenses)
Beginning Account Value
Fund is from January 1, 2015 to June 30, 2015.	January 1, 2015	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2015	$1,024.80	$1,020.63
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.22	$4.21
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period).
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Multi-Style Equity Fund 3

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$ Shares			$
Common Stocks - 95.5%			Kimberly-Clark Corp.	858	91
Consumer Discretionary - 15.7%			Kroger Co. (The)	821	60
Amazon.com, Inc.(Æ)	9,393	4,078	Mondelez International, Inc. Class A	159,853	6,575
Carnival Corp.	8,700	430	PepsiCo, Inc.	30,489	2,846
CBS Corp. Class B	15,869	881	Philip Morris International, Inc.	3,607	289
Comcast Corp. Class A(Æ)	84,351	5,073	Procter & Gamble Co. (The)	26,270	2,056
Costco Wholesale Corp.	1,028	139	Reynolds American, Inc.	955	71
Darden Restaurants, Inc.	13,100	931	Tyson Foods, Inc. Class A	45,985	1,960
Dick's Sporting Goods, Inc.	5,280	273	Whole Foods Market, Inc.	45,150	1,781
DIRECTV(Æ)	1,094	102			25,365
Estee Lauder Cos., Inc. (The) Class A	8,774	761
Express, Inc.(Æ)	8,700	158	Energy - 6.8%
Ford Motor Co.	120,300	1,806	Anadarko Petroleum Corp.	10,683	834
GateHouse Media, Inc.(Æ)	40,900	2,071	Antero Resources Corp.(Æ)(Ñ)	17,500	601
General Motors Co.	53,100	1,770	Cabot Oil & Gas Corp.	10,100	319
Hilton Worldwide Holdings, Inc.(Æ)	23,354	643	Chevron Corp.	39,474	3,807
Home Depot, Inc.	3,036	337	ConocoPhillips	375	23
Jarden Corp.(Æ)	16,530	855	Core Laboratories NV(Ñ)	26,267	2,995
Johnson Controls, Inc.	62,476	3,095	Devon Energy Corp.	14,331	853
Kohl's Corp.	13,800	864	EOG Resources, Inc.	16,400	1,436
L Brands, Inc.	16,370	1,403	EQT Corp.	14,400	1,171
Las Vegas Sands Corp.	44,420	2,335	Exxon Mobil Corp.	86,350	7,184
Liberty Media Corp.(Æ)	37,750	1,355	Frank's International NV	7,200	136
Lowe's Cos., Inc.	55,670	3,728	HollyFrontier Corp.	12,700	542
McDonald's Corp.	2,240	213	Kinder Morgan, Inc.	9,200	353
Netflix, Inc.(Æ)	738	485	Marathon Petroleum Corp.	11,120	582
News Corp. Class A(Æ)	47,200	689	Newfield Exploration Co.(Æ)	5,931	214
Nike, Inc. Class B	16,031	1,731	Occidental Petroleum Corp.	47,200	3,670
Omnicom Group, Inc.	38,310	2,662	Phillips 66(Æ)	15,300	1,233
O'Reilly Automotive, Inc.(Æ)	6,936	1,567	Schlumberger, Ltd.	47,940	4,132
Priceline Group, Inc. (The)(Æ)	2,365	2,723	Spectra Energy Corp.	78	3
PVH Corp.	7,793	898	Tesoro Corp.	9,900	836
Royal Caribbean Cruises, Ltd.	26,996	2,125	Valero Energy Corp.	26,300	1,646
Starbucks Corp.	97,084	5,205	World Fuel Services Corp.	17,300	830
Target Corp.	23,176	1,892			33,400
Tiffany & Co.	5,604	514
Time Warner, Inc.	31,260	2,732	Financial Services - 20.9%
TJX Cos., Inc.	42,140	2,788	ACE, Ltd.	769	78
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	6,962	1,075	Aflac, Inc.	946	59
Under Armour, Inc. Class A(Æ)	7,846	655	Allstate Corp. (The)	950	62
Urban Outfitters, Inc.(Æ)	5,200	182	Ally Financial, Inc.(Æ)	37,400	839
VF Corp.	776	54	American Equity Investment Life Holding
Viacom, Inc. Class B	60,888	3,936	Co.	100	3
Wal-Mart Stores, Inc.	39,192	2,780	American Express Co.	79,592	6,186
Walt Disney Co. (The)	40,652	4,639	American International Group, Inc.	20,500	1,267
Whirlpool Corp.	19,675	3,406	American Tower Corp. Class A(ö)	40,459	3,775
Yum! Brands, Inc.	6,515	586	Aon PLC	18,700	1,864
		76,625	Arch Capital Group, Ltd.(Æ)	12,700	850
			Bank of America Corp.	256,379	4,364
Consumer Staples - 5.2%			Bank of New York Mellon Corp. (The)	41,636	1,748
Altria Group, Inc.	16,896	827	BankUnited, Inc.	12,487	449
Anheuser-Busch InBev - ADR	8,029	969	BB&T Corp.	1,536	62
Archer-Daniels-Midland Co.	29,190	1,407	Berkshire Hathaway, Inc. Class B(Æ)	30,983	4,217
Bunge, Ltd.	12,600	1,106	BlackRock, Inc. Class A	4,212	1,457
Coca-Cola Co. (The)	9,164	360	Boston Properties, Inc.(ö)	5,650	684
Colgate-Palmolive Co.	32,890	2,151	Capital One Financial Corp.	45,305	3,985
Constellation Brands, Inc. Class A	6,162	715	Chubb Corp. (The)	533	51
CVS Health Corp.	2,637	277	Citigroup, Inc.	145,714	8,049
General Mills, Inc.	1,393	78	Citizens Financial Group, Inc.	42,000	1,147
Hershey Co. (The)	19,659	1,746

See accompanying notes which are an integral part of the financial statements.

4 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$ Shares			$
Comerica, Inc.	23,800	1,221	Gilead Sciences, Inc.	19,513	2,285
Corporate Office Properties Trust(ö)	23,600	556	HCA Holdings, Inc.(Æ)	9,431	856
Discover Financial Services	23,152	1,334	Health Net, Inc.(Æ)	10,500	673
E*Trade Financial Corp.(Æ)	15,300	458	Humana, Inc.	4,240	811
Equinix, Inc.(ö)	6,689	1,699	Illumina, Inc.(Æ)	3,028	661
Equity Residential(ö)	339	24	Intuitive Surgical, Inc.(Æ)	841	407
FleetCor Technologies, Inc.(Æ)	4,671	729	Johnson & Johnson	59,566	5,805
Franklin Resources, Inc.	906	44	McKesson Corp.	6,697	1,506
Goldman Sachs Group, Inc. (The)	14,790	3,088	Medtronic PLC	56,524	4,189
Hartford Financial Services Group, Inc.	19,729	820	Merck & Co., Inc.	57,466	3,272
Intercontinental Exchange, Inc.	11,650	2,605	Mylan NV(Æ)	22,631	1,536
JPMorgan Chase & Co.	24,683	1,672	Novartis AG - ADR(Æ)	12,490	1,228
Lincoln National Corp.	19,962	1,182	Pfizer, Inc.	189,583	6,357
Markel Corp.(Æ)	3,774	3,022	Qiagen NV(Æ)(Ñ)	39,800	987
Marsh & McLennan Cos., Inc.	1,246	71	Receptos, Inc.(Æ)	3,962	753
MasterCard, Inc. Class A	28,324	2,647	Regeneron Pharmaceuticals, Inc.(Æ)	2,558	1,305
McGraw Hill Financial, Inc.	8,774	881	Sanofi - ADR	24,197	1,198
MetLife, Inc.	38,178	2,138	St. Jude Medical, Inc.	34,237	2,502
Morgan Stanley	45,800	1,777	Stryker Corp.	6,089	582
Northern Trust Corp.	65,299	4,993	Thermo Fisher Scientific, Inc.	9,073	1,177
PartnerRe, Ltd.	4,020	517	UnitedHealth Group, Inc.	16,378	1,998
PNC Financial Services Group, Inc. (The)	19,900	1,904	Valeant Pharmaceuticals International, Inc.
Principal Financial Group, Inc.	15,400	790	(Æ)	12,379	2,750
Progressive Corp. (The)	45,300	1,261			73,846
Prudential Financial, Inc.	31,991	2,800
Public Storage(ö)	329	61	Materials and Processing - 4.9%
Regions Financial Corp.	120,000	1,243	Air Products & Chemicals, Inc.	366	50
Santander Consumer USA Holdings, Inc.(Æ)	27,800	711	Alcoa, Inc.	73,400	818
Simon Property Group, Inc.(ö)	575	99	Dow Chemical Co. (The)	44,612	2,283
State Street Corp.	32,840	2,529	Ecolab, Inc.	40,018	4,525
Synchrony Financial(Æ)(Ñ)	15,300	504	EI du Pont de Nemours & Co.	22,600	1,445
Thomson Reuters Corp.	727	28	Huntsman Corp.	39,873	880
Travelers Cos., Inc. (The)	14,954	1,446	International Paper Co.	23,500	1,118
US Bancorp	75,907	3,294	Monsanto Co.	51,321	5,471
Visa, Inc. Class A	96,832	6,501	Mosaic Co. (The)	57,020	2,671
Voya Financial, Inc.	27,300	1,269	PPG Industries, Inc.	15,344	1,761
Wells Fargo & Co.	92,688	5,211	Praxair, Inc.	11,581	1,384
		102,325	Precision Castparts Corp.	5,598	1,119
			Rock-Tenn Co. Class A	3,400	205
Health Care - 15.1%					23,730
Abbott Laboratories	41,149	2,020
Aetna, Inc.	15,697	2,000	Producer Durables - 10.9%
Agilent Technologies, Inc.	3,900	150	3M Co.	1,494	231
Alexion Pharmaceuticals, Inc.(Æ)	2,437	441	Accenture PLC Class A	1,458	141
Allergan PLC(Æ)	26,154	7,936	Automatic Data Processing, Inc.	38,828	3,115
AmerisourceBergen Corp. Class A	4,823	513	B/E Aerospace, Inc.	31,110	1,708
Amgen, Inc.	21,363	3,280	Boeing Co. (The)	26,660	3,699
Anthem, Inc.	8,992	1,476	CSX Corp.	43,456	1,418
Baxter International, Inc.	1,272	89	Cummins, Inc.	339	44
Becton Dickinson and Co.	388	55	Curtiss-Wright Corp.	5,200	377
Biogen, Inc.(Æ)	6,731	2,719	Danaher Corp.	1,447	124
Bristol-Myers Squibb Co.	23,091	1,536	Deere & Co.	135	13
Cardinal Health, Inc.	17,861	1,494	Delta Air Lines, Inc.	21,720	892
Celgene Corp.(Æ)	4,737	548	Emerson Electric Co.	1,190	66
Cerner Corp.(Æ)	30,060	2,076	FedEx Corp.	13,584	2,315
Cigna Corp.	556	90	General Dynamics Corp.	681	96
Edwards Lifesciences Corp.(Æ)	4,768	679	General Electric Co.	210,443	5,592
Eli Lilly & Co.	2,287	191	Honeywell International, Inc.	77,766	7,930
Express Scripts Holding Co.(Æ)	41,773	3,715	Illinois Tool Works, Inc.	701	64

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 5

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$ Shares			$
JetBlue Airways Corp.(Æ)	13,900	289	Vodafone Group PLC - ADR	76,231	2,779
KBR, Inc.	12,800	249	Zynga, Inc. Class A(Æ)	138,400	396
L-3 Communications Holdings, Inc.	9,200	1,043			69,847
Lockheed Martin Corp.	11,893	2,211
Mettler-Toledo International, Inc.(Æ)	9,048	3,090	Utilities - 1.7%
Norfolk Southern Corp.	6,525	570	American Electric Power Co., Inc.	18,528	981
Northrop Grumman Corp.	9,636	1,528	AT&T, Inc.	82,492	2,929
Paychex, Inc.	22,000	1,031	Dominion Resources, Inc.	437	29
Pentair PLC	40,620	2,793	Duke Energy Corp.	17,511	1,237
Raytheon Co.	15,257	1,460	Edison International	8,700	484
Sensata Technologies Holding NV(Æ)	33,109	1,746	Exelon Corp.	284	9
Textron, Inc.	26,100	1,165	NextEra Energy, Inc.	15,326	1,503
Towers Watson & Co. Class A	3,503	441	PG&E Corp.	21,330	1,047
TransDigm Group, Inc.(Æ)	11,520	2,588	Southern Co.	1,721	72
Union Pacific Corp.	21,427	2,043	Verizon Communications, Inc.	3,470	162
United Continental Holdings, Inc.(Æ)	17,265	915			8,453
United Parcel Service, Inc. Class B	1,622	157
United Technologies Corp.	2,094	232	Total Common Stocks
Verisk Analytics, Inc. Class A(Æ)	15,790	1,149	(cost $391,405)		467,020
Waste Management, Inc.	471	22
Xylem, Inc.	23,783	882	Short-Term Investments - 4.3%
			Russell U.S. Cash Management Fund	21,050,356(8)	21,050
		53,429	Total Short-Term Investments
Technology - 14.3%			(cost $21,050)		21,050
Adobe Systems, Inc.(Æ)	26,145	2,118
Apple, Inc.	65,712	8,242	Other Securities - 1.0%
			Russell U.S. Cash Collateral Fund(×)	4,959,530(8)	4,960
Avago Technologies, Ltd. Class A	9,108	1,211	Total Other Securities
Cisco Systems, Inc.	42,865	1,177	(cost $4,960)		4,960
Cognizant Technology Solutions Corp. Class

A(Æ)	4,362	266	Total Investments 100.8%
Electronic Arts, Inc.(Æ)	24,500	1,629
EMC Corp.	153,900	4,062	(identified cost $417,415)		493,030
Facebook, Inc. Class A(Æ)	28,500	2,445	Other Assets and Liabilities, Net
Google, Inc. Class C(Æ)	15,546	8,119	- (0.8%)		(4,023)
Hewlett-Packard Co.	85,369	2,562	Net Assets - 100.0%		489,007
Intel Corp.	133,534	4,061
International Business Machines Corp.	2,122	345
Intuit, Inc.	12,269	1,236
Juniper Networks, Inc.	38,500	1,000
Lam Research Corp.	8,056	655
Leidos Holdings, Inc.	16,746	676
LinkedIn Corp. Class A(Æ)	7,360	1,521
Marvell Technology Group, Ltd.	75,600	997
Microsoft Corp.	36,160	1,596
NetApp, Inc.	21,700	685
NXP Semiconductors NV(Æ)	11,267	1,106
Oracle Corp.	162,746	6,559
Palo Alto Networks, Inc.(Æ)	3,327	581
PMC-Sierra, Inc.(Æ)	28,100	241
Polycom, Inc.(Æ)	16,400	188
QUALCOMM, Inc.	90,068	5,641
Red Hat, Inc.(Æ)	19,655	1,492
Salesforce.com, Inc.(Æ)	16,846	1,173
SAP SE - ADR(Ñ)	27,205	1,911
ServiceNow, Inc.(Æ)	8,707	647
Splunk, Inc.(Æ)	7,657	533
Symantec Corp.	53,400	1,242
Tableau Software, Inc. Class A(Æ)	5,461	630
Texas Instruments, Inc.	2,431	125

See accompanying notes which are an integral part of the financial statements.

6 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		58	USD	6,666	09/15	(152)
S&P 500 E-mini Index Futures		86	USD	8,834	09/15	(112)
S&P E-mini Consumer Staples Select Sector Index Futures		47	USD	2,240	09/15	(20)
S&P E-mini Energy Select Sector Index Futures		30	USD	2,252	09/15	(74)
S&P E-mini Utilities Select Sector Index Futures		54	USD	2,244	09/15	(45)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(403)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$76,625	$—	$—		$76,625	15.7
Consumer Staples	25,365	—	—		25,365	5.2
Energy	33,400	—	—		33,400	6.8
Financial Services	102,325	—	—		102,325	20.9
Health Care	73,846	—	—		73,846	15.1
Materials and Processing	23,730	—	—		23,730	4.9
Producer Durables	53,429	—	—		53,429	10.9
Technology	69,847	—	—		69,847	14.3
Utilities	8,453	—	—		8,453	1.7
Short-Term Investments	—	21,050	—		21,050	4.3
Other Securities	—	4,960	—		4,960	1.0
Total Investments	467,020	26,010	—		493,030	100.8
Other Assets and Liabilities, Net						(0.8)
						100.0
Other Financial Instruments
Futures Contracts	(403)	—	—		(403)	(0.1)
Total Other Financial Instruments*	$(403)	$—	$—		$(403)

*    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 7

Russell Investment Funds
Multi-Style Equity Fund

Fair Value of Derivative Instruments — June 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$403

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$457

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(737)

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
		Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$4,871	$—	$4,871
Futures Contracts	Variation margin on futures contracts	62	—	62
Total		$4,933	$—	$4,933

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$1,868	$—	$1,868	$—
Citigroup	1,078	—	1,078	—
Fidelity	967	—	967	—
Goldman Sachs	958	—	958	—
Merrill Lynch	62	—	—	62
Total	$4,933	$—	$4,871	$62

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 9

Russell Investment Funds
Multi-Style Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$12	$	— $	12
Total	$12	$	— $	12

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities

Net Amounts
of Liabilities
Presented in
the Statement	Financial and
of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Merrill Lynch	$12	$	— $	12	$—
Total	$12	$	— $	12	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Statement of Assets and Liabilities — June 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$417,415
Investments, at fair value(*)(>)	493,030
Cash (restricted)(a)	1,320
Receivables:
Dividends and interest	669
Dividends from affiliated Russell funds	2
Investments sold	13,029
Fund shares sold	1
Variation margin on futures contracts	62
Prepaid expenses	5
Total assets	508,118

Liabilities
Payables:
Investments purchased	13,602
Fund shares redeemed	116
Accrued fees to affiliates	324
Other accrued expenses	97
Variation margin on futures contracts	12
Payable upon return of securities loaned	4,960
Total liabilities	19,111

Net Assets	$489,007

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,093
Accumulated net realized gain (loss)	22,282
Unrealized appreciation (depreciation) on:
Investments	75,615
Futures contracts	(403)
Shares of beneficial interest	270
Additional paid-in capital	390,150
Net Assets	$489,007

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$18.11
Net assets	$489,007,341
Shares outstanding ($.01 par value)	27,004,134
Amounts in thousands
(*) Securities on loan included in investments	$4,871
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$26,010
(a) Cash Collateral for Futures	$1,320
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 11

Russell Investment Funds
Multi-Style Equity Fund

Statement of Operations — For the Period Ended June 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,160
Dividends from affiliated Russell funds	12
Securities lending income	8
Total investment income	4,180

Expenses
Advisory fees	1,789
Administrative fees	123
Custodian fees	51
Transfer agent fees	11
Professional fees	33
Trustees’ fees	6
Printing fees	32
Miscellaneous	13
Total expenses	2,058
Net investment income (loss)	2,122

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	23,655
Futures contracts	457
Net realized gain (loss)	24,112
Net change in unrealized appreciation (depreciation) on:
Investments	(13,673)
Futures contracts	(737)
Net change in unrealized appreciation (depreciation)	(14,410)
Net realized and unrealized gain (loss)	9,702
Net Increase (Decrease) in Net Assets from Operations	$11,824

See accompanying notes which are an integral part of the financial statements.

12 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,122	$5,406
Net realized gain (loss)	24,112	67,188
Net change in unrealized appreciation (depreciation)	(14,410)	(19,921)
Net increase (decrease) in net assets from operations	11,824	52,673

Distributions
From net investment income	(1,941)	(5,536)
From net realized gain	(10,063)	(64,480)
Net decrease in net assets from distributions	(12,004)	(70,016)

Share Transactions*
Net increase (decrease) in net assets from share transactions	656	30,774
Total Net Increase (Decrease) in Net Assets	476	13,431

Net Assets
Beginning of period	488,531	475,100
End of period	$489,007	$488,531
Undistributed (overdistributed) net investment income included in net assets	$1,093	$912

* Share transaction amounts (in thousands) for the periods ended June 30, 2015 and December 31, 2014 were as follows:
	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	774	$14,167	646	$12,251
Proceeds from reinvestment of distributions	658	12,004	3,818	70,016
Payments for shares redeemed	(1,403)	(25,515)	(2,691)	(51,493)
Total increase (decrease)	29	$656	1,773	$30,774

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund 13

Russell Investment Funds
Multi-Style Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ $		$ $		$ $
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2015(1)	18.11	.08	.37	.45	(.07)	(.38)
December 31, 2014	18.85	.22	1.94	2.16	(.22)	(2.68)
December 31, 2013	15.15	.19	4.75	4.94	(.22)	(1.02)
December 31, 2012	13.24	.19	1.88	2.07	(.16)	—
December 31, 2011	13.58	.14	(.35)	(.21)	(.13)	—
December 31, 2010	11.77	.11	1.81	1.92	(.11)	—

See accompanying notes which are an integral part of the financial statements.
Multi-Style Equity Fund 14

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(.45)	18.11	2.48	489,007.84		.84	.87	46
(2.90)	18.11	11.70	488,531.86		.86	1.13	101
(1.24)	18.85	32.92	475,100.84		.84	1.07	86
(.16)	15.15	15.69	390,549.87		.87	1.28	109
(.13)	13.24	(1.55)	373,392.85		.85	1.03	133
(.11)	13.58	16.46	400,471.89		.89	.93	105

See accompanying notes which are an integral part of the financial statements.
Multi-Style Equity Fund 15

Russell Investment Funds
Aggressive Equity Fund

Shareholder Expense Example — June 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2015 to June 30, 2015.	January 1, 2015	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2015	$1,046.10	$1,019.79
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.12	$5.06
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.01%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period). May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

16 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.5%			Monro Muffler Brake, Inc.	15,583	969
Consumer Discretionary - 14.4%			National CineMedia, Inc.	20,076	320
Abercrombie & Fitch Co. Class A	20,889	449	New Media Investment Group, Inc.	12,200	219
AMC Entertainment Holdings, Inc. Class A	9,078	278	New York Times Co. (The) Class A	19,000	259
American Eagle Outfitters, Inc.	18,700	322	Papa John's International, Inc.	493	37
Asbury Automotive Group, Inc.(Æ)	15,293	1,386	Papa Murphy's Holdings, Inc.(Æ)	18,600	385
Bassett Furniture Industries, Inc.	12,059	343	Penn National Gaming, Inc.(Æ)	20,200	371
Bravo Brio Restaurant Group, Inc.(Æ)	14,500	196	Performance Sports Group, Ltd.(Æ)	21,290	383
Bridgepoint Education, Inc.(Æ)	31,237	299	Perry Ellis International, Inc.(Æ)	11,389	271
Buffalo Wild Wings, Inc.(Æ)	1,803	282	Pool Corp.	2,700	189
Burlington Stores, Inc.(Æ)	5,487	281	Popeyes Louisiana Kitchen, Inc.(Æ)	7,213	433
Caesars Entertainment Corp.(Æ)	15,990	98	QuinStreet, Inc.(Æ)	10,500	68
Caleres, Inc.	6,001	190	Red Robin Gourmet Burgers, Inc.(Æ)	6,570	564
Capella Education Co.	1,377	74	Sizmek, Inc.(Æ)	2,700	19
Carmike Cinemas, Inc.(Æ)	8,360	222	Skullcandy, Inc.(Æ)	13,400	103
Cheesecake Factory, Inc. (The)	4,600	251	Smith & Wesson Holding Corp.(Æ)(Ñ)	36,551	606
Chico's FAS, Inc.	56,284	936	Sonic Corp.	44,716	1,289
Children's Place, Inc. (The)	4,892	320	Sotheby's Class A	12,089	546
Citi Trends, Inc.(Æ)	6,279	152	Stage Stores, Inc.	6,300	110
Columbia Sportswear Co.	2,942	178	Stamps.com, Inc.(Æ)	17,879	1,317
Cooper Tire & Rubber Co.	8,100	274	Stein Mart, Inc.	2,800	29
Cooper-Standard Holding, Inc.(Æ)	2,230	137	Steven Madden, Ltd.(Æ)	29,001	1,242
Cracker Barrel Old Country Store, Inc.(Ñ)	3,683	550	Tandy Leather Factory, Inc.	47,944	412
Delta Apparel, Inc.(Æ)	12,856	184	Texas Roadhouse, Inc. Class A	6,600	247
Denny's Corp.(Æ)	2,200	26	Tilly's, Inc. Class A(Æ)	2,600	25
Destination Maternity Corp.	8,800	103	Time, Inc.(Æ)	21,000	483
Destination XL Group, Inc.(Æ)	91,875	460	TiVo, Inc.(Æ)	10,600	107
Dick's Sporting Goods, Inc.	1,200	62	Townsquare Media, Inc. Class A(Æ)	3,200	43
Dorman Products, Inc.(Æ)(Ñ)	31,997	1,525	Tribune Publishing Co.	3,400	53
Drew Industries, Inc.	5,037	292	Tuesday Morning Corp.(Æ)	24,308	274
Express, Inc.(Æ)	28,000	507	Universal Electronics, Inc.(Æ)	29,369	1,464
Federal-Mogul Holdings Corp.(Æ)	9,200	104	Universal Technical Institute, Inc.	1,400	12
Finish Line, Inc. (The) Class A	7,200	200	Vail Resorts, Inc.	2,500	273
Fox Factory Holding Corp.(Æ)	15,520	250	Vera Bradley, Inc.(Æ)	4,850	55
Fuel Systems Solutions, Inc.(Æ)	14,422	108	VOXX International Corp. Class A(Æ)	9,300	77
G-III Apparel Group, Ltd.(Æ)	24,500	1,724	West Marine, Inc.(Æ)	23,221	223
Grand Canyon Education, Inc.(Æ)	31,728	1,345	ZAGG, Inc.(Æ)	91,337	723
Group 1 Automotive, Inc.	4,300	391			36,132
HealthStream, Inc.(Æ)	30,621	932
Helen of Troy, Ltd.(Æ)	7,024	684	Consumer Staples - 2.8%
Hibbett Sports, Inc.(Æ)(Ñ)	10,250	477	Andersons, Inc. (The)	21,556	841
Hovnanian Enterprises, Inc. Class A(Æ)(Ñ)	30,115	80	Calavo Growers, Inc.	11,936	619
Intrawest Resorts Holdings, Inc.(Æ)	4,600	53	Cal-Maine Foods, Inc.(Ñ)	5,750	300
Isle of Capri Casinos, Inc.(Æ)	2,800	51	Casey's General Stores, Inc.	3,572	342
Jack in the Box, Inc.	3,747	330	Dean Foods Co.	5,474	89
Jason Industries, Inc.(Æ)(Ñ)	14,560	99	Ingles Markets, Inc. Class A	3,328	159
John Wiley & Sons, Inc. Class A(Æ)	5,900	321	J&J Snack Foods Corp.	8,838	978
Johnson Outdoors, Inc. Class A	1,200	28	John B Sanfilippo & Son, Inc.	12,747	661
Journal Media Group, Inc. Class W	32,408	269	Nutraceutical International Corp.(Æ)	600	15
Kona Grill, Inc.(Æ)	18,758	364	Sanderson Farms, Inc.	227	17
Krispy Kreme Doughnuts, Inc.(Æ)	29,221	563	Snyders-Lance, Inc.	21,149	683
La Quinta Holdings, Inc.(Æ)	9,700	222	SpartanNash Co.	4,300	140
Libbey, Inc.	28,415	1,175	TreeHouse Foods, Inc.(Æ)	19,610	1,590
Malibu Boats, Inc. Class A(Æ)	13,597	273	Universal Corp.	8,050	461
Marchex, Inc. Class B	15,700	78			6,895
Marriott Vacations Worldwide Corp.	1,485	136
Men's Wearhouse, Inc. (The)	5,670	363	Energy - 4.2%
Meredith Corp.	11,792	615	Callon Petroleum Co.(Æ)	18,610	155
Meritor, Inc.(Æ)	24,396	320	CARBO Ceramics, Inc.(Ñ)	31,873	1,327

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 17

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Delek US Holdings, Inc.	8,096	298	City Holding Co.	140	7
Emerald Oil, Inc.(Æ)	1,125	5	CoBiz Financial, Inc.	21,005	275
Exterran Holdings, Inc.	1,300	42	Cohen & Steers, Inc.	3,600	123
Geospace Technologies Corp.(Æ)	1,136	26	Columbia Banking System, Inc.	22,496	732
Green Plains, Inc.	23,100	636	Columbia Property Trust, Inc.(ö)	5,100	125
Gulf Island Fabrication, Inc.	6,800	76	Community Bank System, Inc.	4,752	179
Gulfport Energy Corp.(Æ)	14,984	603	Community Trust Bancorp, Inc.	2,310	81
Hallador Energy Co.	4,900	41	Consumer Portfolio Services, Inc.(Æ)	300	2
Helix Energy Solutions Group, Inc.(Æ)	13,800	174	Crawford & Co. Class B	800	7
Jones Energy, Inc. Class A(Æ)	5,100	46	CubeSmart Class A(ö)	7,400	171
Matador Resources Co.(Æ)	51,950	1,299	Cullen/Frost Bankers, Inc.	2,449	193
Patterson-UTI Energy, Inc.	71,422	1,344	CVB Financial Corp.	5,995	106
PBF Energy, Inc. Class A	4,715	134	DiamondRock Hospitality Co.(ö)	34,300	439
PDC Energy, Inc.(Æ)	17,012	912	Dime Community Bancshares, Inc.	13,700	232
Precision Drilling Corp.(Æ)	129,560	871	Donegal Group, Inc. Class A	1,000	15
Rex Energy Corp.(Æ)(Ñ)	62,572	350	DuPont Fabros Technology, Inc.(ö)	6,300	186
Ring Energy, Inc.(Æ)	40,300	451	E*Trade Financial Corp.(Æ)	700	21
Superior Energy Services, Inc.	58,354	1,228	East West Bancorp, Inc.	4,708	212
Synergy Resources Corp.(Æ)	28,150	322	Enstar Group, Ltd.(Æ)	238	37
World Fuel Services Corp.	1,400	67	EPR Properties(ö)	5,892	323
		10,407	Equity One, Inc.(ö)	6,600	154
			Essent Group, Ltd.(Æ)	7,300	200
Financial Services - 22.4%			Evercore Partners, Inc. Class A	385	21
Advent Software, Inc.	18,225	806	Ezcorp, Inc. Class A(Æ)	10,000	74
AG Mortgage Investment Trust, Inc.(ö)	4,700	81	FCB Financial Holdings, Inc. Class A(Æ)	8,300	264
Alexander & Baldwin, Inc.	1,201	47	Fidelity & Guaranty Life	7,319	173
American Equity Investment Life Holding			Fidelity Southern Corp.	3,300	58
Co.	20,300	548	First American Financial Corp.	20,000	744
Amerisafe, Inc.	22,067	1,038	First Busey Corp.	16,536	109
AmTrust Financial Services, Inc.(Ñ)	5,170	339	First Business Financial Services, Inc.	1,000	47
Anchor BanCorp Wisconsin, Inc.(Æ)	1,300	49	First Defiance Financial Corp.	4,151	155
Apollo Residential Mortgage, Inc.(ö)	18,400	270	First Financial Bancorp	35,116	630
Arbor Realty Trust, Inc.(ö)	9,200	62	First Financial Corp.	2,521	90
Argo Group International Holdings, Ltd.	1,416	79	First Merchants Corp.	23,195	573
Arlington Asset Investment Corp. Class A(Ñ)	6,104	119	First Midwest Bancorp, Inc.	59,984	1,138
Armada Hoffler Properties, Inc.(ö)	3,100	31	FirstMerit Corp.	3,800	79
Arthur J Gallagher & Co.	4,500	213	Flagstar Bancorp, Inc.(Æ)	2,800	52
Ashford Hospitality Prime, Inc.(ö)	9,000	135	FNB Corp.	129,190	1,850
Ashford Hospitality Trust, Inc.(ö)	14,800	125	Fulton Financial Corp.	8,094	106
Assurant, Inc.	2,812	189	GAIN Capital Holdings, Inc.	38,451	367
Asta Funding, Inc.(Æ)	8,781	74	Getty Realty Corp.(ö)	1,283	21
Astoria Financial Corp.	22,197	306	Global Payments, Inc.	2,000	207
Atlas Financial Holdings, Inc.(Æ)	21,310	423	Gramercy Property Trust, Inc.(ö)	11,725	274
Baldwin & Lyons, Inc. Class B	2,300	53	Great Ajax Corp.(Ñ)(ö)	15,536	220
BancFirst Corp.	3,965	259	Great Southern Bancorp, Inc.	2,772	116
BancorpSouth, Inc.	54,411	1,401	Green Dot Corp. Class A(Æ)	12,400	237
Bank of the Ozarks, Inc.	18,053	826	Greenhill & Co., Inc.	4,714	195
Bar Harbor Bankshares	700	25	Hallmark Financial Services, Inc.(Æ)	2,800	32
BNC Bancorp	3,100	60	Hancock Holding Co.	25,296	807
Boston Private Financial Holdings, Inc.	13,957	187	Hanmi Financial Corp.	1,610	40
Brookline Bancorp, Inc.	60,573	684	Hanover Insurance Group, Inc. (The)	2,273	168
Bryn Mawr Bank Corp.	2,036	61	Hatteras Financial Corp.(ö)	2,200	36
Capital City Bank Group, Inc.	700	11	Heartland Financial USA, Inc.	1,500	56
Capitol Federal Financial, Inc.	5,712	69	Heritage Financial Corp.	17,078	305
Capstead Mortgage Corp.(ö)	8,000	89	Higher One Holdings, Inc.(Æ)	13,700	41
CareTrust REIT, Inc.(ö)	2,194	28	Hilltop Holdings, Inc.(Æ)	13,000	313
Cash America International, Inc.	12,800	335	Home BancShares, Inc.	1,907	70
Chatham Lodging Trust(ö)	12,074	320	HomeTrust Bancshares, Inc.(Æ)	4,900	82
Chemical Financial Corp.	35,945	1,189	Horizon Bancorp	1,200	30

See accompanying notes which are an integral part of the financial statements.

18 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Hudson Pacific Properties, Inc.(ö)	4,900	139	State Bank Financial Corp.	17,003	369
Huntington Bancshares, Inc.	2,000	23	Sterling Bancorp	12,439	183
Iberiabank Corp.	14,728	1,005	Stifel Financial Corp.(Æ)	9,700	560
Independence Realty Trust, Inc.(ö)	1,300	10	Stock Yards Bancorp, Inc.	2,341	89
Infinity Property & Casualty Corp.	7,220	548	Stonegate Bank	4,100	122
Invesco Mortgage Capital, Inc.(ö)	21,200	304	Summit Hotel Properties, Inc.(ö)	25,877	337
Investment Technology Group, Inc.	17,612	437	Sunstone Hotel Investors, Inc.(ö)	24,500	368
Investors Real Estate Trust(Ñ)(ö)	3,600	26	Symetra Financial Corp.	12,560	303
iStar Financial, Inc.(Æ)(ö)	23,836	317	Talmer Bancorp, Inc. Class A	8,800	147
JER Investment Trust, Inc.(Å)(Æ)	1,771	—	TCF Financial Corp.	354	6
Ladder Capital Corp. Class A(ö)	4,656	81	Third Point Reinsurance, Ltd.(Æ)	21,600	319
Lakeland Bancorp, Inc.	2,600	31	TriCo Bancshares	1,900	46
Lakeland Financial Corp.	2,087	90	Trustmark Corp.	13,723	343
LaSalle Hotel Properties(ö)	34,106	1,210	Umpqua Holdings Corp.	13,500	243
Legg Mason, Inc.	1,700	88	Union Bankshares Corp.	22,577	525
LTC Properties, Inc.(ö)	3,400	141	Universal Insurance Holdings, Inc.	4,330	105
Mack-Cali Realty Corp.(ö)	3,700	68	Walker & Dunlop, Inc.(Æ)	12,200	326
Maiden Holdings, Ltd.	32,499	512	Washington Federal, Inc.	17,733	414
MainSource Financial Group, Inc.	2,157	47	WesBanco, Inc.	2,789	95
Marcus & Millichap, Inc.(Æ)	6,903	319	Westamerica Bancorporation(Ñ)	20,162	1,021
MarketAxess Holdings, Inc.	19,258	1,786	Western Alliance Bancorp(Æ)	6,403	216
MB Financial, Inc.	11,358	391	Westwood Holdings Group, Inc.	12,522	746
Medical Properties Trust, Inc.(ö)	25,192	330	Wilshire Bancorp, Inc.	17,212	217
Mercantile Bank Corp.	4,901	105	Wintrust Financial Corp.	9,600	512
Morningstar, Inc.	3,750	298	WisdomTree Investments, Inc.(Ñ)	15,857	348
National Bank Holdings Corp. Class A	62,579	1,304	WSFS Financial Corp.	9,552	261
National Penn Bancshares, Inc.	102,509	1,157			56,231
Navigators Group, Inc. (The)(Æ)	5,097	396
NBT Bancorp, Inc.	834	22	Health Care - 11.8%
New Residential Investment Corp.(ö)	89,377	1,361	Abaxis, Inc.	5,350	275
Northfield Bancorp, Inc.	20,081	302	Abiomed, Inc.(Æ)	5,098	335
Northrim BanCorp, Inc.(Ñ)	19,245	493	Affymetrix, Inc.(Æ)	23,133	253
Northwest Bancshares, Inc.	45,977	589	Air Methods Corp.(Æ)	18,770	776
OceanFirst Financial Corp.	4,688	88	Align Technology, Inc.(Æ)	13,880	870
Old National Bancorp	89,927	1,300	Amicus Therapeutics, Inc.(Æ)	4,256	60
Pacific Continental Corp.	2,349	32	Analogic Corp.	3,140	248
PennyMac Financial Services, Inc. Class			ANI Pharmaceuticals, Inc.(Æ)	4,993	310
A(Æ)	1,000	18	ArQule, Inc.(Æ)	10,700	17
Pinnacle Financial Partners, Inc.	12,063	656	Atara Biotherapeutics, Inc.(Æ)(Ñ)	3,558	188
Piper Jaffray Cos.(Æ)	1,545	67	Bio-Reference Laboratories, Inc.(Æ)(Ñ)	7,007	289
Preferred Bank	2,681	80	Bioscrip, Inc.(Æ)(Ñ)	63,782	232
PrivateBancorp, Inc. Class A	51,734	2,059	Bio-Techne Corp.	15,020	1,479
ProAssurance Corp.	21,606	999	Cambrex Corp.(Æ)	27,465	1,207
Prosperity Bancshares, Inc.	8,068	466	Cantel Medical Corp.	39,934	2,143
Provident Financial Services, Inc.	49,026	931	Cellular Biomedicine Group, Inc.(Æ)	129	5
RE/MAX Holdings, Inc. Class A	900	32	Community Health Systems, Inc.(Æ)	500	31
Reinsurance Group of America, Inc. Class A	500	47	Cytokinetics, Inc.(Æ)	4,900	33
Renasant Corp.(Ñ)	9,593	313	Eagle Pharmaceuticals, Inc.(Æ)	10,280	831
RLJ Lodging Trust(ö)	14,400	429	Emergent BioSolutions, Inc.(Æ)	7,523	248
S&T Bancorp, Inc.	274	8	Exactech, Inc.(Æ)	19,807	413
Safeguard Scientifics, Inc.(Æ)	14,681	286	Greatbatch, Inc.(Æ)	8,059	435
Safety Insurance Group, Inc.	298	17	Hanger, Inc.(Æ)	3,400	80
Sandy Spring Bancorp, Inc.	1,489	42	Health Net, Inc.(Æ)	8,572	550
Select Income REIT(ö)	3,100	64	ICON PLC(Æ)	28,534	1,921
Selective Insurance Group, Inc.	13,424	376	ICU Medical, Inc.(Æ)	700	67
Silver Bay Realty Trust Corp.(ö)	18,300	298	IGI Laboratories, Inc.(Æ)(Ñ)	83,179	524
Simmons First National Corp. Class A	1,434	67	Lannett Co., Inc.(Æ)(Ñ)	12,096	719
South State Corp.	13,230	1,005	LHC Group, Inc.(Æ)	2,100	80
Sovran Self Storage, Inc.(ö)	3,100	269	Ligand Pharmaceuticals, Inc. Class B(Æ)	7,000	706

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 19

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Luminex Corp.(Æ)	7,700	133	Omnova Solutions, Inc.(Æ)	58,100	435
Magellan Health, Inc.(Æ)	8,056	565	Patrick Industries, Inc.(Æ)	24,980	950
Masimo Corp.(Æ)	5,609	217	PGT, Inc.(Æ)	33,050	480
Medidata Solutions, Inc.(Æ)	30,005	1,630	Quaker Chemical Corp.	2,278	203
Merge Healthcare, Inc.(Æ)	74,003	355	Simpson Manufacturing Co., Inc.	21,190	720
National Research Corp. Class A	17,885	254	Stepan Co.	9,240	500
National Research Corp. Class B	8,297	280	TimkenSteel Corp.	30,180	815
Nektar Therapeutics(Æ)	11,700	146	Trinseo SA(Æ)	3,700	99
Neogen Corp.(Æ)	32,444	1,540	Universal Stainless & Alloy Products, Inc.(Æ)	22,019	433
Neurocrine Biosciences, Inc.(Æ)	8,152	389	US Silica Holdings, Inc.	156	5
Ocular Therapeutix, Inc.(Æ)	10,026	211	Valspar Corp.	1,100	90
Omnicell, Inc.(Æ)	34,753	1,312			18,491
OraSure Technologies, Inc.(Æ)	31,000	167
Owens & Minor, Inc.	17,100	581	Producer Durables - 16.9%
PDL BioPharma, Inc.	23,400	150	ABM Industries, Inc.	2,830	93
PRA Health Sciences, Inc.(Æ)	12,440	452	ACCO Brands Corp.(Æ)	70,981	552
Prestige Brands Holdings, Inc.(Æ)	25,884	1,197	Advisory Board Co. (The)(Æ)	15,200	831
Providence Service Corp. (The)(Æ)	12,470	552	Air Transport Services Group, Inc.(Æ)	11,741	123
Repligen Corp.(Æ)	16,000	660	Aircastle, Ltd.	9,500	215
Rigel Pharmaceuticals, Inc.(Æ)	37,601	121	Allegiant Travel Co. Class A	1,310	233
RTI Surgical, Inc.(Æ)	49,428	319	American Superconductor Corp.(Æ)(Ñ)	5,169	27
Sagent Pharmaceuticals, Inc.(Æ)	22,580	549	ArcBest Corp.	800	25
Streamline Health Solutions, Inc.(Æ)	31,173	87	Ardmore Shipping Corp.	4,600	56
Supernus Pharmaceuticals, Inc.(Æ)	31,220	530	Ascent Capital Group, Inc. Class A(Æ)	634	27
SurModics, Inc.(Æ)	10,052	235	Astec Industries, Inc.	11,859	496
Trevena, Inc.(Æ)	1,300	8	AZZ, Inc.	22,554	1,168
Triple-S Management Corp. Class B(Æ)	4,200	108	Barnes Group, Inc.	2,200	86
United Therapeutics Corp.(Æ)	500	87	Blount International, Inc.(Æ)	1,028	11
US Physical Therapy, Inc.	15,727	861	BMX Technologies, Inc.(Æ)	6,400	210
Vascular Solutions, Inc.(Æ)	16,400	569	Briggs & Stratton Corp.	26,671	514
		29,590	Bristow Group, Inc.	5,531	295
			CAI International, Inc.(Æ)	5,000	103
Materials and Processing - 7.4%			CDI Corp.	5,500	72
A Schulman, Inc.	3,866	169	Celadon Group, Inc.	25,190	521
AAON, Inc.	62,605	1,410	Clarcor, Inc.	7,063	440
Aceto Corp.	37,000	911	Columbus McKinnon Corp.	38,739	968
Advanced Drainage Systems, Inc.	22,450	658	Compass Diversified Holdings	58,202	955
Aspen Aerogels, Inc.(Æ)	2,300	15	Con-way, Inc.	21,909	841
Axiall Corp.	21,939	791	CoStar Group, Inc.(Æ)	4,767	959
Balchem Corp.	12,655	705	Crane Co.	18,650	1,095
Cabot Corp.	37,147	1,386	Cubic Corp.	4,570	217
Commercial Metals Co.	43,966	707	Curtiss-Wright Corp.	5,800	420
Compass Minerals International, Inc.	9,886	812	Deluxe Corp.	5,200	322
FutureFuel Corp.	15,100	194	Ducommun, Inc.(Æ)	12,061	310
Greif, Inc. Class A	15,127	542	EMCOR Group, Inc.	11,000	525
Haynes International, Inc.	11,363	560	EnerSys	13,200	928
Innospec, Inc.	9,900	446	Engility Holdings, Inc.	571	14
Insteel Industries, Inc.	8,833	165	Ennis, Inc.	27,095	504
Interface, Inc. Class A	22,553	565	Faro Technologies, Inc.(Æ)	11,975	560
Koppers Holdings, Inc.	12,281	304	Forward Air Corp.	3,970	207
Kraton Performance Polymers, Inc.(Æ)	11,300	270	FreightCar America, Inc.	3,300	69
Kronos Worldwide, Inc.	49,814	546	GP Strategies Corp.(Æ)	19,574	651
Landec Corp.(Æ)	20,557	297	Granite Construction, Inc.	36,402	1,293
LB Foster Co. Class A	4,100	142	Greenbrier Cos., Inc.(Ñ)	19,565	917
Minerals Technologies, Inc.	3,636	248	Hardinge, Inc.	2,100	21
MRC Global, Inc.(Æ)	13,400	207	Harsco Corp.	38,328	632
NN, Inc.	23,962	611	Healthcare Services Group, Inc.	18,700	618
Olympic Steel, Inc.	3,400	59	Herman Miller, Inc.	15,146	438
OM Group, Inc.	30,980	1,041	Hudson Technologies, Inc.(Æ)(Ñ)	84,982	297

See accompanying notes which are an integral part of the financial statements.

20 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Hyster-Yale Materials Handling, Inc.	1,300	90	Aviat Networks, Inc.(Æ)	12,000	15
Icad, Inc.(Æ)	9,030	29	Avid Technology, Inc.(Æ)	16,400	219
ICF International, Inc.(Æ)	1,400	49	Bel Fuse, Inc. Class B	2,570	53
InnerWorkings, Inc.(Æ)	4,000	27	Benchmark Electronics, Inc.(Æ)	19,567	426
Insperity, Inc.	4,000	204	Blackbaud, Inc.	17,425	992
Itron, Inc.(Æ)	5,200	179	Bottomline Technologies de, Inc.(Æ)	30,280	842
JetBlue Airways Corp.(Æ)	18,100	376	CACI International, Inc. Class A(Æ)	2,400	194
Kadant, Inc.	466	22	Calix, Inc.(Æ)	17,649	134
KBR, Inc.	64,487	1,256	Carbonite, Inc.(Æ)	3,000	35
Knight Transportation, Inc.	15,500	415	CEVA, Inc.(Æ)	26,964	523
Marten Transport, Ltd.	11,771	255	Ciber, Inc.(Æ)	9,100	31
Matson, Inc.	13,100	551	Coherent, Inc.(Æ)	5,600	355
MAXIMUS, Inc.	27,378	1,799	Cohu, Inc.	51,431	681
McGrath RentCorp	18,248	555	Computer Task Group, Inc.	1,300	10
Mesa Laboratories, Inc.(Ñ)	10,067	895	comScore, Inc.(Æ)	10,664	568
Mistras Group, Inc.(Æ)	8,300	158	Comtech Telecommunications Corp.	816	24
Mobile Mini, Inc.	16,000	673	CSG Systems International, Inc.	7,348	232
Modine Manufacturing Co.(Æ)	16,900	181	CYREN, Ltd.(Æ)(Ñ)	75,200	142
Moog, Inc. Class A(Æ)	7,200	509	Datalink Corp.(Æ)	5,900	53
MSA Safety, Inc.	11,935	579	Demand Media, Inc.(Æ)	13,400	85
MYR Group, Inc.(Æ)	6,424	199	Diebold, Inc.	39,682	1,389
Navios Maritime Acquisition Corp.	31,400	113	EarthLink Holdings Corp.	28,600	214
Old Dominion Freight Line, Inc.(Æ)	7,016	481	Ebix, Inc.	9,886	322
PAM Transportation Services, Inc.(Æ)	1,373	80	Electro Scientific Industries, Inc.	7,000	37
Primoris Services Corp.	3,910	77	Ellie Mae, Inc.(Æ)	29,036	2,027
Proto Labs, Inc.(Æ)(Ñ)	32,980	2,224	EMCORE Corp.(Æ)	8,600	52
Quad/Graphics, Inc.	15,475	287	Envestnet, Inc.(Æ)	19,026	769
Radiant Logistics, Inc.(Æ)	40,740	298	Exa Corp.(Æ)	23,650	264
Raven Industries, Inc.	23,155	471	Fleetmatics Group PLC(Æ)(Ñ)	19,071	893
Regal Beloit Corp.	15,529	1,127	FormFactor, Inc.(Æ)	24,795	229
Resources Connection, Inc.	500	8	Glu Mobile, Inc.(Æ)(Ñ)	81,349	505
Rollins, Inc.	21,922	625	GSI Group, Inc.(Æ)	28,870	434
RPX Corp. Class A(Æ)	2,900	49	Harmonic, Inc.(Æ)	48,700	333
Saia, Inc.(Æ)	16,989	667	Imation Corp.(Æ)	7,400	30
SkyWest, Inc.	7,100	107	Imperva, Inc.(Æ)	5,092	345
Sun Hydraulics Corp.	32,506	1,239	Infinera Corp.(Æ)	9,386	197
Teekay Tankers, Ltd. Class A	31,445	208	Insight Enterprises, Inc.(Æ)	6,371	191
Teledyne Technologies, Inc.(Æ)	6,690	706	Interactive Intelligence Group, Inc.(Æ)(Ñ)	15,120	672
TeleTech Holdings, Inc.	5,674	153	Intersil Corp. Class A	21,900	274
Tetra Tech, Inc.	42,530	1,090	InvenSense, Inc. Class A(Æ)(Ñ)	2,500	38
Tidewater, Inc.(Ñ)	23,459	533	Ixia(Æ)	8,000	100
Tutor Perini Corp.(Æ)	8,000	173	Jive Software, Inc.(Æ)	3,400	18
Vishay Precision Group, Inc.(Æ)	19,710	297	Kemet Corp.(Æ)	13,400	39
Wabash National Corp.(Æ)	19,534	245	KEYW Holding Corp. (The)(Æ)(Ñ)	30,364	283
WageWorks, Inc.(Æ)	29,910	1,210	Kimball Electronics, Inc.(Æ)	20,882	305
Watts Water Technologies, Inc. Class A	1,100	57	Leidos Holdings, Inc.	2,400	97
Werner Enterprises, Inc.	17,500	459	Limelight Networks, Inc.(Æ)	2,100	8
Woodward, Inc.	10,300	566	Luxoft Holding, Inc. Class A(Æ)	910	51
		42,410	ManTech International Corp. Class A	15,906	461
			Mattson Technology, Inc.(Æ)	85,821	288
Technology - 15.6%			Mentor Graphics Corp.	10,450	276
Acacia Research Corp.(Ñ)	81,699	717	Micrel, Inc.	25,058	348
ACI Worldwide, Inc.(Æ)	42,761	1,050	NeoPhotonics Corp.(Æ)	7,800	71
ADTRAN, Inc.	63,200	1,027	NIC, Inc.	40,490	740
Alpha & Omega Semiconductor, Ltd.(Æ)	7,800	68	NVE Corp.	7,916	621
Ambarella, Inc.(Æ)(Ñ)	2,724	280	Oclaro, Inc.(Æ)	29,100	66
Amkor Technology, Inc.(Æ)	13,600	81	ON Semiconductor Corp.(Æ)	8,400	98
ANADIGICS, Inc.(Æ)	8,000	6	Paycom Software, Inc.(Æ)	7,817	267
Aspen Technology, Inc.(Æ)	10,941	498	PC Connection, Inc.	6,529	162

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 21

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Photronics, Inc.(Æ)	9,974	95		2015 Rights	186		—
Plexus Corp.(Æ)	1,465	64		Total Warrants & Rights
PMC-Sierra, Inc.(Æ)	57,300	490		(cost $—)			—
Polycom, Inc.(Æ)	42,286	484
Progress Software Corp.(Æ)	20,482	563	Short	-Term Investments - 3.5%
Pros Holdings, Inc.(Æ)	35,810	756		Russell U.S. Cash Management Fund	8,812,421	(8)	8,812
QLogic Corp.(Æ)	29,248	415		Total Short-Term Investments
Qualys, Inc.(Æ)	11,463	462		(cost $8,812)			8,812
Quantum Corp.(Æ)	23,700	40
Rofin-Sinar Technologies, Inc.(Æ)	3,200	88		Other Securities - 6.0%
Rogers Corp.(Æ)	7,800	516		Russell U.S. Cash Collateral Fund(×)	14,975,464	(8)	14,975
Ruckus Wireless, Inc.(Æ)	50,670	524		Total Other Securities
Rudolph Technologies, Inc.(Æ)	18,300	220		(cost $14,975)			14,975
Sanmina Corp.(Æ)	12,096	244
Sapiens International Corp. NV	36,455	379		Total Investments 106.0%
SciQuest, Inc.(Æ)	28,475	422		(identified cost $228,501)			265,586
ShoreTel, Inc.(Æ)	12,700	86
Sigma Designs, Inc.(Æ)	14,400	172		Other Assets and Liabilities, Net
Silicon Laboratories, Inc.(Æ)	32,240	1,741	-	(6.0%)			(14,901)
Sparton Corp.(Æ)	23,930	654		Net Assets - 100.0%			250,685
SPS Commerce, Inc.(Æ)	21,660	1,426
Synaptics, Inc.(Æ)	6,000	520
Synchronoss Technologies, Inc.(Æ)	15,447	706
Synopsys, Inc.(Æ)	5,800	294
Syntel, Inc.(Æ)	2,508	119
Take-Two Interactive Software, Inc.(Æ)	10,208	281
Tangoe, Inc.(Æ)	5,640	71
TeleNav, Inc.(Æ)	8,317	67
TESSCO Technologies, Inc.	19,571	388
Tessera Technologies, Inc.	11,685	444
Towerstream Corp.(Æ)(Ñ)	91,722	164
Tremor Video, Inc.(Æ)	5,501	16
Tyler Technologies, Inc.(Æ)	19,095	2,471
United Online, Inc.(Æ)	9,300	146
VASCO Data Security International, Inc.(Æ)
(Ñ)	10,193	308
Xcerra Corp.(Æ)	24,493	185
Xplore Technologies Corp.(Æ)	27,820	161
Zynga, Inc. Class A(Æ)	22,500	64
		39,101

Utilities - 1.0%
Atmos Energy Corp.	1,900	97
Cogent Communications Holdings, Inc.	16,553	561
IDT Corp. Class B	1,800	33
Laclede Group, Inc. (The)	4,848	252
New Jersey Resources Corp.	21,994	607
PNM Resources, Inc.	7,428	182
Portland General Electric Co.	3,000	99
Southwest Gas Corp.	8,813	468
UIL Holdings Corp.	519	24
Unitil Corp.	6,618	219
		2,542

Total Common Stocks
(cost $204,714)		241,799

Warrants & Rights - 0.0%
Bioscrip, Inc.(Æ)

See accompanying notes which are an integral part of the financial statements.

22 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost		Fair Value
% of Net Assets		Acquisition	Amount ($)	Unit	(000)		(000)
Securities		Date	or shares	$		$	$
0.0%
JER Investment Trust, Inc.		05/27/04	1,771	82.03		145	—
							—
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional	Expiration		(Depreciation)
		Contracts	Amount		Date		$
Long Positions
Russell 2000 Mini Index Futures		78	USD	9,753	09/15		(77)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(77)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$36,132	$—	$—		$36,132		14.4
Consumer Staples	6,895	—	—		6,895		2.8
Energy	10,407	—	—		10,407		4.2
Financial Services	56,231	—	—		56,231		22.4
Health Care	29,590	—	—		29,590		11.8
Materials and Processing	18,491	—	—		18,491		7.4
Producer Durables	42,410	—	—		42,410		16.9
Technology	39,101	—	—		39,101		15.6
Utilities	2,542	—	—		2,542		1.0
Warrants & Rights	—	—	—		—		—*
Short-Term Investments	—	8,812	—		8,812		3.5
Other Securities	—	14,975	—		14,975		6.0
Total Investments	241,799	23,787	—		265,586		106.0
Other Assets and Liabilities, Net							(6.0)
							100.0
Other Financial Instruments
Futures Contracts	(77)	—	—		(77)		(—)*
Total Other Financial Instruments**	$(77)	$—	$—		$(77)

*      Less than .05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 23

Russell Investment Funds
Aggressive Equity Fund

Fair Value of Derivative Instruments — June 30, 2015 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$77

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,069

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(484)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

24 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
		Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$14,734	$—	$14,734
Futures Contracts	Variation margin on futures contracts	38	—	38
Total		$14,772	$—	$14,772

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$492	$—	$492	$—
Citigroup	660	—	660	—
Deutsche Bank	100	—	100	—
Fidelity	2,888	—	2,888	—
Goldman Sachs	1,768	—	1,768	—
JPMorgan Chase	6,846	—	6,846	—
Merrill Lynch	38	—	—	38
Morgan Stanley	1,980	—	1,980	—
Total	$14,772	$—	$14,734	$38

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 25

Russell Investment Funds
Aggressive Equity Fund

Statement of Assets and Liabilities — June 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$228,501
Investments, at fair value(*)(>)	265,586
Cash (restricted)(a)	1,045
Receivables:
Dividends and interest	227
Dividends from affiliated Russell funds	1
Investments sold	1,870
Fund shares sold	11
Variation margin on futures contracts	38
Prepaid expenses	2
Total assets	268,780

Liabilities
Payables:
Investments purchased	2,860
Fund shares redeemed	33
Accrued fees to affiliates	201
Other accrued expenses	26
Payable upon return of securities loaned	14,975
Total liabilities	18,095

Net Assets	$250,685

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$254
Accumulated net realized gain (loss)	4,821
Unrealized appreciation (depreciation) on:
Investments	37,085
Futures contracts	(77)
Shares of beneficial interest	157
Additional paid-in capital	208,445
Net Assets	$250,685

Net Asset Value, offering and redemption price per share:
Net asset value per share:(#)	$15.94
Net assets	$250,684,731
Shares outstanding ($.01 par value)	15,729,025
Amounts in thousands
(*) Securities on loan included in investments	$14,734
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$23,787
(a) Cash Collateral for Futures	$1,045
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

26 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Statement of Operations — For the Period Ended June 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,727
Dividends from affiliated Russell funds	6
Securities lending income	219
Total investment income	1,952

Expenses
Advisory fees	1,121
Administrative fees	62
Custodian fees	51
Transfer agent fees	5
Professional fees	29
Trustees’ fees	3
Printing fees	17
Miscellaneous	11
Expenses before reductions	1,299
Expense reductions	(41)
Net expenses	1,258
Net investment income (loss)	694

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,077
Futures contracts	1,069
Foreign currency-related transactions	(3)
Net realized gain (loss)	7,143
Net change in unrealized appreciation (depreciation) on:
Investments	3,983
Futures contracts	(484)
Net change in unrealized appreciation (depreciation)	3,499
Net realized and unrealized gain (loss)	10,642
Net Increase (Decrease) in Net Assets from Operations	$11,336

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund 27

Russell Investment Funds
Aggressive Equity Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$694	$856
Net realized gain (loss)	7,143	17,994
Net change in unrealized appreciation (depreciation)	3,499	(14,560)
Net increase (decrease) in net assets from operations	11,336	4,290

Distributions
From net investment income	(768)	(618)
From net realized gain	(3,719)	(23,723)
Net decrease in net assets from distributions	(4,487)	(24,341)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(9,967)	36,026
Total Net Increase (Decrease) in Net Assets	(3,118)	15,975

Net Assets
Beginning of period	253,803	237,828
End of period	$250,685	$253,803
Undistributed (overdistributed) net investment income included in net assets	$254	$328

* Share transaction amounts (in thousands) for the periods ended June 30, 2015 and December 31, 2014 were as follows:
	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	291	$4,539	2,528	$40,528
Proceeds from reinvestment of distributions	289	4,487	1,557	24,341
Payments for shares redeemed	(1,212)	(18,993)	(1,813)	(28,843)
Total increase (decrease)	(632)	$(9,967)	2,272	$36,026

See accompanying notes which are an integral part of the financial statements.

28 Aggressive Equity Fund

(This page intentionally left blank)

Russell Investment Funds
Aggressive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2015(1)	15.51	.04	.67	.71	(.05)	(.23)
December 31, 2014	16.88	.06	.18	.24	(.04)	(1.57)
December 31, 2013	13.02	.08	5.11	5.19	(.07)	(1.26)
December 31, 2012	11.36	.13	1.67	1.80	(.14)	—
December 31, 2011	11.92	.04	(.54)	(.50)	(.06)	—
December 31, 2010	9.59	.04	2.34	2.38	(.05)	—

See accompanying notes which are an integral part of the financial statements.
Aggressive Equity Fund 30

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(.28)	15.94	4.61	250,685	1.04	1.01	.56	41
(1.61)	15.51	1.56	253,803	1.06	1.01	.35	80
(1.33)	16.88	40.00	237,828	1.05	1.00	.50	77
(.14)	13.02	15.84	185,902	1.09	1.04	1.08	150
(.06)	11.36	(4.20)	177,035	1.08	1.02	.37	105
(.05)	11.92	24.88	191,763	1.11	1.05	.44	107

See accompanying notes which are an integral part of the financial statements.
Aggressive Equity Fund 31

Russell Investment Funds
Non-U.S. Fund

Shareholder Expense Example — June 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2015 to June 30, 2015.	January 1, 2015	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2015	$1,064.00	$1,019.69
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.27	$5.16
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period). May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

32 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.8%			Loblaw Cos., Ltd.	13,627	688
Australia - 0.9%			National Bank of Canada	929	35
Amcor, Ltd. Class A	3,666	39	Pembina Pipeline Corp.	1,009	33
AMP, Ltd.	6,757	31	Potash Corp. of Saskatchewan, Inc.	1,885	58
Australia & New Zealand Banking			Power Corp. of Canada	1,080	28
Group, Ltd. - ADR	8,186	203	Rogers Communications, Inc. Class B	1,103	39
BHP Billiton, Ltd. - ADR	9,550	194	Royal Bank of Canada - GDR	4,272	261
Brambles, Ltd.	4,724	38	Sun Life Financial, Inc.	1,380	46
Commonwealth Bank of Australia - ADR	4,840	316	Suncor Energy, Inc.	47,543	1,310
CSL, Ltd.	1,386	92	Toronto Dominion Bank	5,501	234
Insurance Australia Group, Ltd.	7,198	31	TransCanada Corp.	2,123	86
Macquarie Group, Ltd.	20,379	1,280	Valeant Pharmaceuticals International,
National Australia Bank, Ltd. - ADR	7,559	193	Inc.(Æ)	3,408	757
Orica, Ltd.	32,962	540			9,210
Rio Tinto, Ltd. - ADR	842	35
Suncorp Group, Ltd.	3,731	39	Cayman Islands - 0.5%
Telstra Corp., Ltd.	12,724	60	Alibaba Group Holding, Ltd. - ADR(Æ)	2,716	223
Transurban Group - ADR(Æ)	4,144	30	Baidu, Inc. - ADR(Æ)	3,924	781
Wesfarmers, Ltd.	3,375	101	NetEase, Inc. - ADR	6,298	913
Westfield Corp.(Æ)(ö)	5,628	39			1,917
Westpac Banking Corp.	9,239	229
Woodside Petroleum, Ltd.	2,072	54	Czech Republic - 0.3%
Woolworths, Ltd.	3,781	78	CEZ AS	49,075	1,141
		3,622
			Denmark - 1.9%
Austria - 0.5%			Carlsberg A/S Class B	5,700	517
Erste Group Bank AG(Æ)	68,000	1,930	Coloplast A/S Class B	418	27
			Danske Bank A/S	128,001	3,773
Belgium - 0.7%			Novo Nordisk A/S Class B	29,840	1,636
Anheuser-Busch InBev NV	12,160	1,463	Novozymes A/S Class B	656	31
KBC Groep NV	20,815	1,390	TDC A/S	214,200	1,569
		2,853			7,553

Bermuda - 0.2%			Finland - 0.3%
Jardine Matheson Holdings, Ltd.	800	45	Kone OYJ Class B	1,057	43
Li & Fung, Ltd.	810,000	642	Sampo Oyj Class A	24,965	1,178
		687			1,221

Brazil - 0.6%			France - 9.6%
Embraer SA - ADR	58,800	1,781	Air Liquide SA Class A	15,448	1,952
Itau Unibanco Holding SA - ADR	43,457	476	AXA SA	4,601	116
		2,257	Bouygues SA - ADR	51,900	1,936
			Bureau Veritas SA	20,931	483
Canada - 2.4%			Capital Gemini SA	17,985	1,596
Alimentation Couche-Tard, Inc. Class B	34,355	1,470	Casino Guichard Perrachon SA(Æ)	4,500	341
Bank of Montreal	1,877	111	Christian Dior SE	148	29
Bank of Nova Scotia (The)	3,598	186	Credit Agricole SA	84,828	1,260
BCE, Inc.	1,208	51	Danone SA	28,865	1,865
Brookfield Asset Management, Inc. Class			Dassault Systemes SA	7,289	530
A(Æ)	44,794	1,564	Essilor International SA	628	75
Brookfield Asset Management, Inc.			Faurecia	28,368	1,166
Class A	2,629	92	GDF Suez	57,587	1,067
Canadian Imperial Bank of Commerce(Þ)	1,166	86	Hermes International	1,899	708
Canadian National Railway Co.(Æ)(Þ)	31,218	1,802	JCDecaux SA	17,064	711
Canadian National Railway Co.	2,138	123	Kering	215	38
Canadian Natural Resources, Ltd.	1,105	30	Legrand SA - ADR	17,607	987
CGI Group, Inc. Class A(Æ)	808	32	L'Oreal SA	702	125
Fairfax Financial Holdings, Ltd.	63	31	LVMH Moet Hennessy Louis Vuitton
Imperial Oil, Ltd.	791	31	SE - ADR	9,120	1,596
Intact Financial Corp.	374	26	Natixis SA	66,883	481

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 33

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pernod Ricard SA	16,419	1,900	Hungary - 0.2%
Publicis Groupe SA - ADR	23,191	1,713	OTP Bank PLC	40,825	807
Rallye SA	43,885	1,320
Sanofi - ADR	45,061	4,446	India - 1.0%
Schneider Electric SE	54,154	3,735	HDFC Bank, Ltd. - ADR(Æ)	28,526	1,727
Sodexo SA	278	26	Housing Development Finance Corp.,
Technip SA	19,500	1,208	Ltd.	61,605	1,252
Total SA	66,791	3,249	Tata Motors, Ltd. - ADR	27,960	964
Unibail-Rodamco SE(ö)	283	72			3,943
Valeo SA	5,351	846
Vallourec SA(Ñ)	67,732	1,382	Indonesia - 0.3%
Vinci SA	1,493	86	Bank Rakyat Indonesia Persero Tbk PT	914,400	706
Vivendi SA - ADR	3,419	86	Telekomunikasi Indonesia Persero Tbk
		37,131	PT	1,733,500	380
					1,086

Germany - 6.7%			Ireland - 1.2%
Adidas AG	427	33
Allianz SE	989	154	CRH PLC	91,000	2,551
BASF SE	2,718	239	Kerry Group PLC Class A	438	32
Bayer AG	23,960	3,352	Ryanair Holdings PLC - ADR(Æ)	15,555	1,110
			XL Group PLC Class A	26,700	993
Bayerische Motoren Werke AG	9,275	1,015			4,686
Beiersdorf AG(Æ)	16,284	1,363
Bidvest Group, Ltd.(Æ)	29,980	757	Israel - 1.4%
Continental AG	9,129	2,160	Check Point Software Technologies, Ltd.
Daimler AG	26,900	2,447	(Æ)	17,866	1,421
Deutsche Boerse AG	50,444	4,175	Teva Pharmaceutical Industries, Ltd.
Deutsche Post AG	2,813	82	- ADR	66,654	3,939
Fresenius Medical Care AG & Co. KGaA	626	52	Teva Pharmaceutical Industries, Ltd.	2,832	168
Fresenius SE & Co. KGaA	1,106	71			5,528
Henkel AG & Co. KGaA	303	29
Linde AG	8,736	1,655	Italy - 2.1%
Merck KGaA	12,728	1,267	Enel SpA	422,700	1,911
MTU Aero Engines AG	3,845	362	ENI SpA - ADR	182,244	3,233
Muenchener Rueckversicherungs-			Intesa Sanpaolo SpA	440,493	1,595
Gesellschaft AG in Muenchen	504	89	Luxottica Group SpA	435	29
ProSiebenSat.1 Media AG	20,437	1,009	Snam Rete Gas SpA	6,390	30
Rational AG	1,073	394	Telecom Italia SpA(Æ)	964,950	1,224
SAP SE - ADR	23,487	1,637			8,022
Siemens AG	19,018	1,915
Volkswagen AG	6,866	1,588	Japan - 13.8%
		25,845	Amada Holdings Co., Ltd.	106,200	1,121
			Asahi Group Holdings, Ltd.	1,100	35
Hong Kong - 2.5%			Asahi Kasei Corp.	3,000	25
AIA Group, Ltd.	530,600	3,468	Astellas Pharma, Inc.	78,000	1,111
China Mobile, Ltd.	134,000	1,714	Bridgestone Corp.	2,100	78
China Overseas Land & Investment, Ltd.	218,000	768	Canon, Inc.	69,000	2,239
CLP Holdings, Ltd.	5,500	47	Daihatsu Motor Co., Ltd.	29,800	424
Global Brands Group Holdings, Ltd.(Æ)	2,194,000	460	Dai-ichi Life Insurance Co., Ltd. (The)	47,150	926
Guangdong Investment, Ltd.	611,700	853	Daiichi Sankyo Co., Ltd.	1,700	31
Hang Seng Bank, Ltd.	2,200	43	Daikin Industries, Ltd.	19,000	1,366
Hong Kong & China Gas Co., Ltd.	20,196	42	Denso Corp.	42,400	2,110
Lenovo Group, Ltd.	694,000	954	East Japan Railway Co.	800	72
Link REIT (The)(ö)	7,000	41	FANUC Corp.	10,000	2,042
Power Assets Holdings, Ltd.	4,000	36	Fast Retailing Co., Ltd.	100	45
Sun Hung Kai Properties, Ltd.	3,000	49	Fuji Electric Co., Ltd.	473,000	2,033
Tencent Holdings, Ltd.(Æ)	59,200	1,179	Fuji Heavy Industries, Ltd.	34,100	1,253
		9,654	Fujitsu, Ltd.	279,000	1,556
			Hitachi, Ltd.	306,000	2,016
			Honda Motor Co., Ltd.	145,800	4,715

See accompanying notes which are an integral part of the financial statements.

34 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hoya Corp.	78,300	3,135	NXP Semiconductors NV(Æ)	9,187	902
Iida Group Holdings(Æ)	61,800	984	Randstad Holding NV(Æ)	20,614	1,348
Inpex Corp.	74,500	847	Reed Elsevier NV(Æ)	1,802	43
Isuzu Motors, Ltd.	61,300	804	STMicroelectronics NV	179,275	1,468
ITOCHU Corp.	110,800	1,463	Unilever NV	25,655	1,073
Japan Tobacco, Inc.	34,500	1,228			28,580
Kao Corp.	24,300	1,129
KDDI Corp.	36,700	882	Norway - 0.4%
Keyence Corp.	1,800	971	Orkla ASA	181,200	1,423
Kyocera Corp.	18,500	961	Statoil ASA Class N	1,715	31
Mabuchi Motor Co., Ltd.	30,600	1,934	TE Connectivity, Ltd.	2,114	46
Mitsubishi UFJ Financial Group, Inc.	156,700	1,121			1,500
Mitsui & Co., Ltd.	4,000	54
MS&AD Insurance Group Holdings, Inc.	17,700	551	Russia - 0.4%
Murata Manufacturing Co., Ltd.	8,500	1,482	Gazprom OAO - ADR(Æ)	243,440	1,256
Nidec Corp.	500	38	Gazprom OAO - ADR	44,425	234
Nippon Telegraph & Telephone Corp.	2,300	83			1,490

Nitori Holdings Co., Ltd.	9,400	764	Singapore - 1.6%
Nitto Denko Corp.	300	25	DBS Group Holdings, Ltd.	103,600	1,589
NTT DOCOMO, Inc.	43,700	836	Jardine Cycle & Carriage, Ltd.	73,000	1,792
ORIX Corp.	80,500	1,202	Oversea-Chinese Banking Corp., Ltd.	8,575	65
Otsuka Holdings Co., Ltd.	1,100	35	Singapore Telecommunications, Ltd.	156,800	488
Secom Co., Ltd.	600	39	United Overseas Bank, Ltd.	132,900	2,274
Seven & i Holdings Co., Ltd.	2,400	103			6,208
Shin-Etsu Chemical Co., Ltd.	17,177	1,065
SMC Corp.	2,900	872	South Africa - 0.4%
Sompo Japan Nipponkoa Holdings, Inc.	14,700	539	Aspen Pharmacare Holdings, Ltd.(Æ)	16,442	486
Sumitomo Corp.	146,400	1,700	Discovery Holdings, Ltd.	113,001	1,168
Sumitomo Mitsui Financial Group, Inc.	53,000	2,355			1,654
Takeda Pharmaceutical Co., Ltd.	2,100	101
Terumo Corp.	44,600	1,072	South Korea - 1.3%
Tokyo Gas Co., Ltd.	6,000	32	Hana Financial Group, Inc.	39,715	1,028
Toyota Motor Corp.	12,200	816	Hankook Tire Co., Ltd.	24,300	919
Trend Micro, Inc.	28,900	995	Samsung Electronics Co., Ltd.	1,702	1,934
		53,416	Shinhan Financial Group Co., Ltd.	30,571	1,137
					5,018
Jersey - 1.9%
Delphi Automotive PLC	10,158	864	Spain - 1.5%
Experian PLC	3,032	55	Amadeus IT Holding SA Class A	49,538	1,972
Wolseley PLC - ADR	15,187	969	Banco de Sabadell SA - ADR	503,000	1,213
WPP PLC	235,469	5,284	Banco Santander SA - ADR	302,575	2,112
		7,172	Iberdrola SA	12,285	83
			Inditex SA(Æ)	3,304	108
Luxembourg - 0.0%			Indra Sistemas SA(Ñ)	40,975	423
SES SA	976	33			5,911

Netherlands - 7.4%			Sweden - 1.1%
Aegon NV	300,500	2,206	Assa Abloy AB(Æ)	3,174	60
Airbus Group SE	26,900	1,743	Atlas Copco AB A Shares(Æ)	32,622	912
Akzo Nobel NV	20,007	1,462	Electrolux AB	19,795	619
ASML Holding NV	273	28	Hennes & Mauritz AB Class B	31,368	1,206
CNH Industrial NV	130,800	1,192	Hexagon AB Class B	31,180	1,128
CNH Industrial NV(Ñ)	27,100	251	Nordea Bank AB	6,553	82
Delta Lloyd NV	112,500	1,851	Svenska Cellulosa AB SCA Class B	1,856	47
Heineken NV	6,729	513	Svenska Handelsbanken AB A
ING Groep NV	459,916	7,625	Shares(Æ)	4,165	61
Koninklijke Ahold NV(Æ)	2,502	47	Telefonaktiebolaget LM Ericsson Class B	8,738	90
Koninklijke KPN NV	510,450	1,959	TeliaSonera AB	7,428	44
Koninklijke Philips NV	141,977	3,624			4,249
NN Group NV(Æ)	44,335	1,245

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 35

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Switzerland - 10.4%			Dairy Crest Group PLC	186,709	1,562
ABB, Ltd.(Æ)	113,567	2,380	Diageo PLC	63,544	1,842
ABB, Ltd. - ADR(Æ)	28,900	603	DS Smith PLC Class F	552,250	3,348
ACE, Ltd.	9,500	966	GlaxoSmithKline PLC - ADR	163,045	3,393
Actelion, Ltd.(Æ)	9,823	1,440	Hays PLC	27,950	72
Cie Financiere Richemont SA	334	27	HSBC Holdings PLC	421,041	3,769
Credit Suisse Group AG(Æ)	144,937	3,982	IG Group Holdings PLC	65,962	773
GAM Holding AG(Æ)	25,726	540	Imperial Tobacco Group PLC	119,773	5,783
Geberit AG	3,003	1,003	Intercontinental Hotels Group PLC(Æ)	23,479	947
Givaudan SA(Æ)	28	49	ITV PLC	8,563	35
Helvetia Holding AG	900	514	Johnson Matthey PLC	536	26
Julius Baer Group, Ltd.(Æ)	19,394	1,090	Kingfisher PLC	371,515	2,024
Kuehne & Nagel International AG	2,483	330	Land Securities Group PLC(ö)	2,299	43
Nestle SA	59,566	4,306	Legal & General Group PLC	16,475	64
Novartis AG	79,235	7,825	National Grid PLC	160,825	2,068
OC Oerlikon Corp. AG(Æ)	102,600	1,255	Next PLC	455	53
Partners Group Holding AG	3,720	1,111	Pearson PLC	2,379	45
Roche Holding AG	15,072	4,231	Prudential PLC	94,373	2,277
SGS SA	16	29	Reckitt Benckiser Group PLC	36,368	3,141
Sonova Holding AG	3,396	460	Reed Elsevier PLC	78,536	1,278
Swiss Life Holding AG(Æ)	7,600	1,743	Rio Tinto PLC(Æ)	42,250	1,738
Swiss Re AG(Æ)	1,004	89	Rolls-Royce Holdings PLC(Æ)	210,806	2,886
Swisscom AG	73	41	Royal Bank of Scotland Group PLC(Æ)	270,420	1,494
Syngenta AG	212	87	Royal Dutch Shell PLC Class A	134,084	3,820
TE Connectivity, Ltd.	1,194	77	Royal Dutch Shell PLC Class B	7,257	206
UBS Group AG(Æ)	185,170	3,926	RSA Insurance Group PLC(Æ)	151,006	942
Zurich Insurance Group AG(Æ)	7,098	2,164	SABMiller PLC - ADR	2,880	149
		40,268	Sage Group PLC (The)	3,062	25
			Scottish & Southern Energy PLC	1,157	28
Taiwan - 1.3%			Sky PLC	92,099	1,503
Compal Electronics, Inc.	1,001,000	761	Smith & Nephew PLC	2,723	46
Hon Hai Precision Industry Co., Ltd.	452,594	1,412	Smiths Group PLC	49,911	885
Taiwan Semiconductor Manufacturing			St. James's Place PLC	57,563	819
Co., Ltd. - ADR	84,253	1,913	Standard Chartered PLC	54,325	869
Teco Electric and Machinery Co., Ltd.	1,348,900	1,047	Standard Life PLC(Æ)	5,259	37
		5,133	Travis Perkins PLC	66,625	2,207
			Unilever PLC	3,896	167
Thailand - 0.6%			Vodafone Group PLC	758,106	2,765
Bangkok Bank PCL	175,500	925	Whitbread PLC	528	41
Charoen Pokphand Foods PCL	2,226,100	1,578			68,929
		2,503

United Kingdom - 17.8%			United States - 1.6%
			Autoliv, Inc.(Ñ)	246	29
Amec Foster Wheeler PLC - GDR	36,900	474	Joy Global, Inc.	31,400	1,137
ARM Holdings PLC	28,446	466	NCR Corp.(Æ)	3,544	107
Associated British Foods PLC	1,094	49	News Corp. Class A(Æ)	104,450	1,524
AstraZeneca PLC - ADR(Æ)	21,005	1,336	News Corp. Class B(Æ)	35,235	502
Aviva PLC	156,536	1,213	Philip Morris International, Inc.	10,900	874
BAE Systems PLC	8,481	60	Yum! Brands, Inc.	20,516	1,847
Barclays PLC	959,772	3,924			6,020
BG Group PLC	54,731	911
BHP Billiton PLC	1,957	38	Total Common Stocks
BP PLC	368,094	2,429	(cost $308,772)		367,177
British American Tobacco PLC	5,543	298
British Land Co. PLC (The)(ö)	2,957	37
BT Group PLC	24,884	176
Bunzl PLC	1,030	28
Burberry Group PLC	1,284	32
Capita PLC	1,986	39
Compass Group PLC(Æ)	256,530	4,249

See accompanying notes which are an integral part of the financial statements.

36 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$

Preferred Stocks - 0.2%
Brazil - 0.1%
Usinas Siderurgicas de Minas Gerais SA	332,575		441

Germany - 0.1%
Henkel AG & Co. KGaA	519		58
Volkswagen AG	1,500		348
			406

Total Preferred Stocks
(cost $1,494)			847

Warrants & Rights - 0.0%
Singapore - 0.0%
Jardine Cycle & Carriage, Ltd.(Æ)
2015 Rights	8,111		43

Total Warrants & Rights
(cost $—)			43

Short-Term Investments - 4.4%
United States - 4.4%
Russell U.S. Cash Management Fund	17,125,777	(8)	17,126
Total Short-Term Investments
(cost $17,126)			17,126

Other Securities - 0.4%
Russell U.S. Cash Collateral Fund(×)	1,692,166	(8)	1,692
Total Other Securities
(cost $1,692)			1,692

Total Investments 99.8%
(identified cost $329,084)			386,885

Other Assets and Liabilities, Net
- 0.2%			749
Net Assets - 100.0%			387,634

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 37

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC 40 Index Futures	45	EUR	2,154	07/15	(3)
DAX Index Futures	7	EUR	1,925	09/15	37
EURO STOXX 50 Index Futures	110	EUR	3,780	09/15	(1)
FTSE 100 Index Futures	34	GBP	2,208	09/15	(73)
Hang Seng Index Futures	4	HKD	5,241	07/15	(11)
NIKKEI 225 Index Futures	142	JPY	1,434,910	09/15	(60)
S&P/TSX 60 Index Futures	13	CAD	2,194	09/15	(21)
SPI 200 Index Futures	11	AUD	1,484	09/15	(22)
TOPIX Index Futures	30	JPY	489,150	09/15	25
Short Positions
MSCI Emerging Markets Mini Index Futures	248	USD	11,896	09/15	61
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(68)

Foreign Currency Exchange Contracts
Amounts in  thousands

							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Bank of America	USD		328	HKD	2,546	09/16/15	—
Bank of America	EUR		200	USD	224	09/16/15	—
Bank of America	JPY		10,000	USD	81	09/16/15	(1)
Bank of New York	USD		1,981	EUR	1,759	09/16/15	(17)
Bank of New York	USD		3,858	GBP	2,521	09/16/15	100
Bank of New York	USD		160	JPY	19,600	09/16/15	1
Bank of New York	USD		806	JPY	100,162	09/16/15	13
Brown Brothers Harriman	USD		796	EUR	714	07/03/15	—
Brown Brothers Harriman	USD		7	JPY	883	07/02/15	—
Brown Brothers Harriman	USD		11	JPY	1,395	07/02/15	—
Brown Brothers Harriman	USD		17	JPY	2,103	07/02/15	—
Brown Brothers Harriman	USD		55	JPY	6,729	07/02/15	—
Brown Brothers Harriman	JPY		6,637	USD	54	07/02/15	—
Citibank	JPY		25,000	USD	202	09/16/15	(2)
Citibank	JPY		27,927	USD	225	09/16/15	(4)
Commonwealth Bank of Australia	USD		1,352	AUD	1,769	09/16/15	8
Commonwealth Bank of Australia	USD		1,981	EUR	1,759	09/16/15	(18)
Commonwealth Bank of Australia	USD		806	JPY	100,162	09/16/15	13
Deutsche Bank	USD		97	JPY	11,861	07/02/15	—
Deutsche Bank	USD		11	JPY	1,373	07/03/15	—
Deutsche Bank	USD		11	JPY	1,389	07/03/15	—
Deutsche Bank	USD		34	JPY	4,118	07/03/15	—
Deutsche Bank	JPY		11,696	USD	96	07/02/15	—
HSBC	USD		1,838	CAD	2,268	09/16/15	(24)
HSBC	USD		1,982	EUR	1,759	09/16/15	(18)
HSBC	USD		328	HKD	2,546	09/16/15	—
HSBC	USD		806	JPY	100,162	09/16/15	13
National Australia Bank	USD		1,981	EUR	1,759	09/16/15	(18)
National Australia Bank	USD		806	JPY	100,162	09/16/15	13
National Australia Bank	JPY		76,800	USD	618	09/16/15	(10)
Standard Chartered	USD		1,982	EUR	1,759	09/16/15	(18)
Standard Chartered	USD		492	JPY	60,000	09/16/15	(1)
Standard Chartered	USD		806	JPY	100,162	09/16/15	13
State Street	USD		22	AUD	28	07/01/15	—
State Street	USD		11	EUR	9	06/30/15	—
State Street	USD		428	EUR	380	07/02/15	(4)
State Street	USD		6	JPY	724	07/01/15	—
State Street	USD		23	JPY	2,904	07/01/15	—
State Street	USD		35	JPY	4,362	07/01/15	—
State Street	USD		38	JPY	4,707	07/01/15	—

See accompanying notes which are an integral part of the financial statements.

38 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
State Street	USD		92	JPY		11,364	07/01/15	1
State Street	USD		130	JPY		16,085	07/01/15	2
State Street	USD		731	JPY		90,541	07/01/15	10
State Street	USD		6	JPY		700	07/02/15	—
State Street	CAD		268	USD		216	07/02/15	2
State Street	GBP		7	USD		11	07/01/15	—
State Street	GBP		16	USD		25	07/01/15	—
State Street	HKD		111	USD		14	07/02/15	—
State Street	HKD		154	USD		20	07/02/15	—
State Street	JPY		11,259	USD		91	07/01/15	(1)
State Street	JPY		2,313	USD		19	07/03/15	—
State Street	SGD		25	USD		18	07/01/15	—
UBS	AUD		100	USD		77	09/16/15	—
UBS	CAD		100	USD		81	09/16/15	1
UBS	EUR		300	USD		338	09/16/15	4
UBS	GBP		200	USD		313	09/16/15	(1)
UBS	JPY		25,000	USD		203	09/16/15	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								55

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value

Portfolio Summary	Level 1		Level 2			Level 3	Total	% of Net Assets
Common Stocks
Australia	$—		$3,622			$—	$3,622	0.9
Austria	—		1,930			—	1,930	0.5
Belgium	—		2,853			—	2,853	0.7
Bermuda	—		687			—	687	0.2
Brazil	2,257		—			—	2,257	0.6
Canada	9,210		—			—	9,210	2.4
Cayman Islands	1,917		—			—	1,917	0.5
Czech Republic	—		1,141			—	1,141	0.3
Denmark	—		7,553			—	7,553	1.9
Finland	—		1,221			—	1,221	0.3
France	37		37,094			—	37,131	9.6
Germany	—		25,845			—	25,845	6.7
Hong Kong	—		9,654			—	9,654	2.5
Hungary	—		807			—	807	0.2
India	2,691		1,252			—	3,943	1.0
Indonesia	—		1,086			—	1,086	0.3
Ireland	2,103		2,583			—	4,686	1.2
Israel	5,360		168			—	5,528	1.4
Italy	—		8,022			—	8,022	2.1
Japan	—		53,416			—	53,416	13.8
Jersey	864		6,308			—	7,172	1.9
Luxembourg	—		33			—	33	—*
Netherlands	1,153		27,427			—	28,580	7.4
Norway	—		1,500			—	1,500	0.4
Russia	234		1,256			—	1,490	0.4
Singapore	—		6,208			—	6,208	1.6
South Africa	—		1,654			—	1,654	0.4
South Korea	—		5,018			—	5,018	1.3
Spain	—		5,911			—	5,911	1.5
Sweden	—		4,249			—	4,249	1.1
Switzerland	1,646		38,622			—	40,268	10.4
Taiwan	1,913		3,220			—	5,133	1.3
Thailand	—		2,503			—	2,503	0.6
United Kingdom	—		68,929			—	68,929	17.8

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 39

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
United States	6,020	—	—	6,020	1.6
Preferred Stocks	441	406	—	847	0.2
Warrants & Rights	—	43	—	43	—*
Short-Term Investments	—	17,126	—	17,126	4.4
Other Securities	—	1,692	—	1,692	0.4
Total Investments	35,846	351,039	—	386,885	99.8
Other Assets and Liabilities, Net					0.2
					100.0

Other Financial Instruments
Futures Contracts	(68)	—	—	(68)	(—*)
Foreign Currency Exchange Contracts	55	—	—	55	—*
Total Other Financial Instruments**	$(13)	$—	$—	$(13)

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

40 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Fair Value of Derivative Instruments — June 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$194
Variation margin on futures contracts*	123	—
Total	$123	$194

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$ 191	$—
Unrealized depreciation on foreign currency exchange contracts	—	139
Total	$191	$139
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$3,970	$—
Foreign currency-related transactions**	—	(982)
Total	$3,970	$(982)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$ (332)	$—
Foreign currency-related transactions***	—	324
Total	$(332)	$324

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 41

Russell Investment Funds
Non-U.S. Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts		of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value		$1,598 $	— $	1,598
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		194	—	194
Futures Contracts	Variation margin on futures contracts		132	—	132
Total			$1,924 $	— $	1,924

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of New York	$119	$17	$	— $	102
Commonwealth Bank of Australia	21	17		—	4
Deutsche Bank	246	—		246	—
Fidelity	23	—		23	—
Goldman Sachs	1,054	—		1,054	—
HSBC	13	13		—	—
JPMorgan Chase	275	—		275	—
Morgan Stanley	133	—		—	133
National Australia Bank	13	13		—	—
Standard Chartered	13	13		—	—
State Street	9	—		—	9
UBS	5	3		—	2
Total	$1,924	$76		$1,598	$250

See accompanying notes which are an integral part of the financial statements.

42 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
					Gross	Net Amounts
					Amounts	of Liabilities
			Gross	Offset in the	Presented in
		Amounts of	Statement of		the Statement
		Recognized	Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities		Liabilities
Futures Contracts	Variation margin on futures contracts		$315	$	— $	315
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		139		—	139
Total			$454	$	— $	454

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^		Net Amount
Bank of America	$1	$	— $		— $	1
Bank of New York	17		17		—	—
Citigroup	6		—		—	6
Commonwealth Bank of Australia	17		17		—	—
HSBC	43		13		—	30
Morgan Stanley	315		—		315	—
National Australia Bank	28		13		—	15
Standard Chartered	19		13		—	6
State Street	5		—		—	5
UBS	3		3		—	—
Total	$454		$76		$315	$63

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 43

Russell Investment Funds
Non-U.S. Fund

Statement of Assets and Liabilities — June 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$329,084
Investments, at fair value(*)(>)	386,885
Cash	20
Cash (restricted)(a)	2,900
Foreign currency holdings(^)	866
Unrealized appreciation on foreign currency exchange contracts	194
Receivables:
Dividends and interest	808
Dividends from affiliated Russell funds	2
Investments sold	1,281
Fund shares sold	18
Foreign capital gains taxes recoverable	469
Variation margin on futures contracts	132
Prepaid expenses	4
Total assets	393,579

Liabilities
Payables:
Investments purchased	3,325
Fund shares redeemed	30
Accrued fees to affiliates	314
Other accrued expenses	127
Variation margin on futures contracts	315
Deferred capital gains tax liability	3
Unrealized depreciation on foreign currency exchange contracts	139
Payable upon return of securities loaned	1,692
Total liabilities	5,945

Net Assets	$387,634

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,487
Accumulated net realized gain (loss)	(39,818)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	57,798
Futures contracts	(68)
Foreign currency-related transactions	36
Shares of beneficial interest	319
Additional paid-in capital	365,880
Net Assets	$387,634

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$12.17
Net assets	$387,633,919
Shares outstanding ($.01 par value)	31,862,208
Amounts in thousands
(^) Foreign currency holdings - cost	$868
(*) Securities on loan included in investments	$1,598
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$18,818
(a) Cash Collateral for Futures	$2,900
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

44 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Statement of Operations — For the Period Ended June 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$7,180
Dividends from affiliated Russell funds	9
Securities lending income	103
Less foreign taxes withheld	(643)
Total investment income	6,649

Expenses
Advisory fees	1,757
Administrative fees	98
Custodian fees	125
Transfer agent fees	9
Professional fees	37
Trustees’ fees	5
Printing fees	28
Miscellaneous	11
Expenses before reductions	2,070
Expense reductions	(64)
Net expenses	2,006
Net investment income (loss)	4,643

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	8,404
Futures contracts	3,970
Foreign currency-related transactions	(1,155)
Net realized gain (loss)	11,219
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	8,519
Futures contracts	(332)
Foreign currency-related transactions	346
Net change in unrealized appreciation (depreciation)	8,533
Net realized and unrealized gain (loss)	19,752
Net Increase (Decrease) in Net Assets from Operations	$24,395

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 45

Russell Investment Funds
Non-U.S. Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,643	$8,571
Net realized gain (loss)	11,219	18,292
Net change in unrealized appreciation (depreciation)	8,533	(44,306)
Net increase (decrease) in net assets from operations	24,395	(17,443)

Distributions
From net investment income	(3,550)	(7,880)
Net decrease in net assets from distributions	(3,550)	(7,880)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(12,886)	(23,519)
Total Net Increase (Decrease) in Net Assets	7,959	(48,842)

Net Assets
Beginning of period	379,675	428,517
End of period	$387,634	$379,675
Undistributed (overdistributed) net investment income included in net assets	$3,487	$2,394

* Share transaction amounts (in thousands) for the periods ended June 30, 2015 and December 31, 2014 were as follows:

	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	652	$7,880	1,560	$18,824
Proceeds from reinvestment of distributions	293	3,549	660	7,880
Payments for shares redeemed	(1,993)	(24,315)	(4,102)	(50,223)
Total increase (decrease)	(1,048)	$(12,886)	(1,882)	$(23,519)

See accompanying notes which are an integral part of the financial statements.

46 Non-U.S. Fund

(This page intentionally left blank)

Russell Investment Funds
Non-U.S. Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ $		$ $		$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Total Distributions
June 30, 2015(1)	11.54	.14	.60	.74	(.11)	(.11)
December 31, 2014	12.32	.26	(.80)	(.54)	(.24)	(.24)
December 31, 2013	10.31	.18	2.05	2.23	(.22)	(.22)
December 31, 2012	8.75	.18	1.55	1.73	(.17)	(.17)
December 31, 2011	10.21	.17	(1.46)	(1.29)	(.17)	(.17)
December 31, 2010	9.25	.12	.92	1.04	(.08)	(.08)

See accompanying notes which are an integral part of the financial statements.
Non-U.S. Fund 48

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
12.17	6.40	387,634	1.06	1.03	2.38	18
11.54	(4.45)	379,675	1.08	1.03	2.13	32
12.32	21.91	428,517	1.04	.99	1.76	36
10.31	19.81	356,856	1.07	1.01	1.94	47
8.75	(12.88)	329,578	1.10	1.04	1.74	49
10.21	11.42	366,870	1.12	1.06	1.30	49

See accompanying notes which are an integral part of the financial statements.
Non-U.S. Fund 49

Russell Investment Funds
Core Bond Fund

Shareholder Expense Example — June 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2015 to June 30, 2015.	January 1, 2015	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2015	$999.90	$1,021.67
The information in the table under the heading “Actual	Expenses Paid During Period*	$3.12	$3.16
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.63%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period). May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

50 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 76.6%			Series 2006-HE5 Class A5
Asset-Backed Securities - 8.7%			0.425% due 07/25/36 (Ê)	1,200	1,000
Access Group, Inc.			BA Credit Card Trust
Series 2003-A Class A2			Series 2007-A1 Class A1
1.225% due 07/01/38 (Ê)	332	328	5.170% due 06/15/19	1,500	1,593
Series 2006-1 Class B			Babson CLO, Ltd.
0.732% due 08/25/37 (Ê)	90	82	1.713% due 07/20/25 (Ê)	470	470
Ally Auto Receivables Trust			Bank of The West Auto Trust
Series 2012-3 Class A3			Series 2014-1 Class A3
0.850% due 08/15/16	176	176	1.090% due 03/15/19 (Þ)	1,130	1,131
Series 2012-4 Class A3			Bayview Financial Acquisition Trust
			Series 2006-A Class 1A3
0.590% due 01/17/17	452	452
Series 2012-5 Class A3			5.865% due 02/28/41	190	197
			Bear Stearns Asset Backed Securities
0.620% due 03/15/17	1,045	1,045	Trust
Series 2013-1 Class A3
			0.668% due 06/25/35 (Ê)	437	435
0.630% due 05/15/17	530	530	BMW Vehicle Owner Trust
Series 2014-1 Class A2			Series 2013-A Class A3
0.480% due 02/15/17 (µ)	832	831	0.670% due 11/27/17	1,511	1,513
Series 2014-2 Class A2			Brazos Higher Education Authority, Inc.
0.680% due 07/17/17	669	669	Series 2010-1 Class A2
Ally Master Owner Trust			1.482% due 02/25/35 (Ê)	500	519
Series 2013-1 Class A2			Series 2011-2 Class A3
1.000% due 02/15/18	835	836	1.277% due 10/27/36 (Ê)	410	416
Alm Loan Funding			Capital Auto Receivables Asset Trust
Series 2012-7A Class A1			Series 2013-3 Class A2
1.695% due 10/19/24 (Ê)(Þ)	450	450	1.040% due 11/21/16	581	581
American Express Credit Account			CarFinance Capital Auto Trust
Master Trust			Series 2014-1A Class A
Series 2012-2 Class A
			1.460% due 12/17/18 (Þ)	566	565
0.680% due 03/15/18	500	500	CarFinance Capital LLC
Series 2012-3 Class A
0.336% due 03/15/18 (Ê)	225	225	Series 2013-1A Class A
			1.650% due 07/17/17 (Þ)	4	4
American Money Management Corp.			CarMax Auto Owner Trust
Series 2014-14A Class A1L
1.680% due 07/27/26 (µ)(ƒ)(Þ)	500	500	Series 2013-1 Class A3
AmeriCredit Automobile Receivables			0.600% due 10/16/17	754	753
			Series 2013-4 Class A2
Series Trust 2012-4 Class A3			0.520% due 11/15/16	41	41
0.670% due 06/08/17	210	210	CCG Receivables Trust
Series 2012-5 Class A3			Series 2013-1 Class A2
			1.050% due 08/14/20 (Þ)	326	326
0.620% due 06/08/17	88	88
Series 2013-1 Class B			Series 2014-1 Class A2
			1.060% due 11/15/21 (Þ)	353	353
1.070% due 03/08/18	1,000	1,002
Series 2014-1 Class A2			Chase Issuance Trust
			Series 2012-A8 Class A8
0.570% due 07/10/17	141	141
			0.540% due 10/16/17	800	800

Series 2014-2 Class A2A			Chesapeake Funding LLC
0.540% due 10/10/17	241	241	Series 2012-1A Class A
Series 2014-2 Class A2B			0.934% due 11/07/23 (Ê)(Þ)	289	289
0.464% due 10/10/17 (Ê)	686	685	Series 2014-1A Class C
Ameriquest Mortgage Securities, Inc.			1.384% due 03/07/26 (Ê)(Þ)	500	498
0.580% due 07/25/35 (Ê)	675	674	CIT Education Loan Trust
Asset Backed Securities Corp. Home			Series 2007-1 Class A
Equity Loan Trust
Series 2005-HE5 Class M3			0.371% due 03/25/42 (Ê)(Þ)	356	332
			Citibank Credit Card Issuance Trust
0.907% due 06/25/35 (Ê)	1,050	984	Series 2006-A7 Class A7
			0.346% due 12/17/18 (Ê)	1,295	1,291

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 51

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Citigroup Mortgage Loan Trust, Inc.			Series 2014-1 Class A
Series 2007-WFH1 Class A3			1.332% due 05/25/34 (Ê)(Þ)	440	446
0.337% due 01/25/37 (Ê)	580	570	Honda Auto Receivables Owner Trust
Series 2007-WFH1 Class A4			Series 2013-2 Class A3
0.387% due 01/25/37 (Ê)	934	870	0.530% due 02/16/17	767	767
CNH Equipment Trust			Hyundai Auto Receivables Trust
Series 2012-D Class A3			Series 2011-C Class A4
0.650% due 04/16/18	86	86	1.300% due 02/15/18	510	512
Countrywide Asset-Backed Certificates			Series 2013-A Class A3
Series 2007-4 Class A2			0.560% due 07/17/17	1,091	1,091
5.530% due 04/25/47	134	141	Series 2013-B Class A3
Education Loan Asset-Backed Trust I			0.710% due 09/15/17	895	896
Series 2013-1 Class B1			Series 2013-C Class A3
1.187% due 11/25/33 (Ê)(Þ)	980	915	1.010% due 02/15/18	2,779	2,781
Educational Funding of the South, Inc.			Series 2014-A Class A3
Series 2011-1 Class A2
			0.790% due 07/16/18	500	500
0.927% due 04/25/35 (Ê)	409	408	JGWPT XXX LLC
EFS Volunteer LLC			Series 2013-3A Class A
Series 2010-1 Class A2
			4.080% due 01/17/73 (Þ)	289	298
1.127% due 10/25/35 (Ê)(Þ)	500	506	JGWPT XXXII LLC
Exeter Automobile Receivables Trust			Series 2014-2A Class A
Series 2013-1A Class A
			3.610% due 01/17/73 (Þ)	388	392
1.290% due 10/16/17 (Þ)	29	29	JPMorgan Mortgage Acquisition Corp.
Series 2014-1A Class A			Series 2007-HE1 Class AF6
1.290% due 05/15/18 (Þ)	356	357	4.414% due 03/25/47	1,408	1,096
Fannie Mae Grantor Trust			Lehman XS Trust
Series 2003-T4 Class 2A5			Series 2006-9 Class A1B (Ê)
5.276% due 09/26/33	47	51	0.347% due 05/25/46	103	88
Fannie Mae REMICS			Series 2006-13 Class 1A2
Series 2005-24 Class ZE
			0.357% due 09/25/36 (Ê)	103	91
5.000% due 04/25/35	475	526

Federal Home Loan Mortgage Corp.			Series 2006-19 Class A2
Structured Pass Through Securities			0.357% due 12/25/36 (Ê)	109	90
Series 2000-30 Class A5			Long Beach Mortgage Loan Trust
7.632% due 12/25/30	32	33	Series 2004-4 Class M1
Ford Credit Auto Owner Trust			1.087% due 10/25/34 (Ê)	1,200	1,138

Series 2011-B Class A4			Mercedes-Benz Auto Receivable Bonds
1.350% due 12/15/16	36	36	0.430% due 02/15/17	2,054	2,053
Series 2012-D Class A3			Merrill Lynch First Franklin Mortgage
			Loan Trust
0.510% due 04/15/17	156	156	Series 2007-1 Class A2B
Series 2013-A Class A3
			0.357% due 04/25/37 (Ê)	103	59
0.550% due 07/15/17	223	223	Series 2007-4 Class 2A2
Series 2013-C Class A3
			0.307% due 07/25/37 (Ê)	731	467
0.820% due 12/15/17	574	574	Montana Higher Education Student
Series 2014-A Class A2			Assistance Corp.
0.480% due 11/15/16	132	132	Series 2012-1 Class A3
Freddie Mac REMICS			1.237% due 07/20/43 (Ê)	650	658
Series 2006-R007 Class ZA			MSCC Heloc Trust
6.000% due 05/15/36	605	689	Series 2007-1 Class A
Green Tree			0.287% due 12/25/31 (Ê)	335	320
Series 2008-MH1 Class A2			Navient Private Education Loan Trust
8.970% due 04/25/38 (Þ)	331	345	Series 2014-AA Class A2A
Hertz Vehicle Financing LLC			2.740% due 02/15/29 (Þ)	795	799
Series 2013-1A Class A1			Navient Student Loan Trust
1.120% due 08/25/17 (Þ)	720	720	Series 2014-2 Class A
Higher Education Funding I			0.827% due 03/25/43 (Ê)	927	920

See accompanying notes which are an integral part of the financial statements.

52 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-3 Class A			Series 2013-2 Class A3
0.807% due 03/25/43 (Ê)	926	919	0.700% due 09/15/17	637	637
Series 2014-4 Class A			Series 2013-3 Class A3
0.807% due 03/25/43 (Ê)	794	787	0.700% due 10/16/17	1,389	1,389
Nelnet Student Loan Trust			Series 2014-1 Class A2A
Series 2014-4A Class A2			0.660% due 06/15/17	123	123
1.137% due 11/25/43 (Ê)(Þ)	470	461	Series 2014-2 Class A3
Series 2015-2A Class A2			0.800% due 04/16/18	750	750
0.787% due 09/25/42 (Ê)(Þ)	950	950	Series 2014-3 Class A2A
Nissan Auto Receivables Owner Trust			0.540% due 08/15/17	398	397
Series 2011-B Class A4			Series 2014-4 Class B
1.240% due 01/16/18	754	755	1.820% due 05/15/19	420	421
Series 2014-A Class A3			Series 2006-1 Class A6
0.720% due 08/15/18	250	250	SLC Student Loan Trust
Northstar Education Finance, Inc.			0.446% due 12/15/38 (Ê)	780	692
Series 2007-1 Class A1			Series 2010-A Class 2A
0.379% due 04/28/30 (Ê)	475	466	SLM Private Education Loan Trust
OHA Credit Partners VII, Ltd.			3.436% due 05/16/44 (Ê)(Þ)	1,138	1,192
Series 2012-7A Class A			Series 2003-11 Class A6
1.696% due 11/20/23 (Ê)(Þ)	450	450	SLM Student Loan Trust
Popular ABS Mortgage Pass-Through
			1.036% due 12/15/25 (Ê)(Þ)	350	350
Trust

Series 2005-6 Class A3			Series 2004-8 Class B
			0.737% due 01/25/40 (Ê)	125	115
4.313% due 01/25/36	70	67
			Series 2005-4 Class A3
Series 2006-C Class A4			0.349% due 01/25/27 (Ê)	1,005	984
0.437% due 07/25/36 (Ê)	1,380	1,301
			Series 2006-2 Class A6
Series 2006-D Class A3			0.447% due 01/25/41 (Ê)	570	520
0.447% due 11/25/46 (Ê)	1,500	1,306
Series Auto 2013-1A Class A2			Series 2006-8 Class A6
Prestige Receivables Trust			0.437% due 01/25/41 (Ê)	570	529
1.090% due 02/15/18 (Þ)	33	33	Series 2007-6 Class B
Series 2014-1A Class A3			1.127% due 04/27/43 (Ê)	184	167
1.520% due 04/15/20 (Þ)	403	404	Series 2008-2 Class B
RAMP Trust			1.477% due 01/25/29 (Ê)	205	191
Series 2003-RS9 Class AI6A			Series 2008-3 Class B
5.945% due 10/25/33	265	279	1.477% due 04/25/29 (Ê)	205	191
Series 2003-RS11 Class AI6A			Series 2008-4 Class A4
5.980% due 12/25/33	99	107	1.927% due 07/25/22 (Ê)	1,400	1,456
RASC Trust			Series 2008-4 Class B
Series 2003-KS4 Class AIIB			2.127% due 04/25/29 (Ê)	205	199
0.767% due 06/25/33 (Ê)	22	19	Series 2008-5 Class B
Red River CLO, Ltd.			2.127% due 07/25/29 (Ê)	205	208
Series 2006-1A Class A			Series 2008-6 Class B
0.548% due 07/27/18 (Ê)(Þ)	136	135	2.127% due 07/25/29 (Ê)	205	206
Renaissance Home Equity Loan Trust			Series 2008-7 Class B
Series 2005-2 Class AF4
			2.127% due 07/25/29 (Ê)	205	206
4.934% due 08/25/35	85	85	Series 2008-8 Class B
Series 2006-1 Class AF3
			2.527% due 10/25/29 (Ê)	205	213
5.608% due 05/25/36	11	8	Series 2008-9 Class A
Series 2006-1 Class AF6
			1.777% due 04/25/23 (Ê)	880	903
5.746% due 05/25/36	118	83	Series 2008-9 Class B
Series 2007-1 Class AF2
			2.527% due 10/25/29 (Ê)	205	214
5.512% due 04/25/37	507	268	Series 2012-7 Class A3
Santander Drive Auto Receivables Trust
Series 2013-1 Class B			0.837% due 05/26/26 (Ê)	475	475
			Series 2013-4 Class A
1.160% due 01/15/19	1,603	1,602
			0.737% due 06/25/27 (Ê)	362	363

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 53

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SMART Asset-Backed Securities Trust			Series 2011-1 Class A
Series 2012-1USA Class A4A			5.250% due 01/31/21	260	281
2.010% due 12/14/17 (Þ)	929	936	Series 2013-1 Class A
SMB Private Education Loan Trust			4.000% due 01/15/27	416	421
Series 2015-A Class A3			Series 2013-2 Class A
1.680% due 02/17/32 (Ê)(Þ)	1,100	1,105	4.950% due 01/15/23	435	462
SoFi Professional Loan Program LLC			Series 2014-1 Class B
Series 2014-B Class A2
			4.375% due 10/01/22	353	358
2.550% due 08/27/29 (Þ)	738	741	American Honda Finance Corp.
Soundview Home Equity Loan Trust
Series 2005-1 Class M2			1.125% due 10/07/16	1,240	1,244
			American International Group, Inc.
0.935% due 04/25/35 (Ê)	87	87
Series 2005-OPT3 Class A4			6.400% due 12/15/20	920	1,094
0.487% due 11/25/35 (Ê)	77	76	4.375% due 01/15/55	575	512
Toyota Auto Receivables Owner Trust			American Tower Trust I
Series 2013-A Class A3			3.070% due 03/15/23 (Þ)	805	788
0.550% due 01/17/17	230	230	Ameriprise Financial, Inc.
Series 2015-B Class A2B			7.518% due 06/01/66	435	435
0.398% due 11/15/17 (Ê)	515	514	Anadarko Petroleum Corp.
Volkswagen Auto Loan Enhanced Trust			4.500% due 07/15/44	125	115
Series 2012-1 Class A3			Apollo Management Holdings, LP
0.850% due 08/22/16	127	127	4.000% due 05/30/24 (Þ)	597	598
Series 2012-2 Class A3			Apple, Inc.
0.460% due 01/20/17	527	527	0.529% due 05/03/18 (Ê)	1,180	1,182
Wachovia Student Loan Trust			2.700% due 05/13/22	1,415	1,401
Series 2006-1 Class A6
			3.200% due 05/13/25	905	900
0.447% due 04/25/40 (Ê)(Þ)	770	702
Series 2014-A Class A2			AT&T, Inc.
World Omni Auto Receivables Trust			1.700% due 06/01/17	620	622
0.430% due 05/15/17	631	630	2.450% due 06/30/20	490	480
		76,086	4.750% due 05/15/46	585	532
Corporate Bonds and Notes - 17.2%			Avaya, Inc.
21st Century Fox America, Inc.			9.000% due 04/01/19 (Þ)	725	740
8.250% due 10/17/96	20	26	Axiall Corp.
AbbVie, Inc.			4.875% due 05/15/23	785	758
4.500% due 05/14/35	590	577	Bank of America Corp.
AIG Global Funding			5.625% due 10/14/16	200	211
1.650% due 12/15/17 (Þ)	355	356
			5.750% due 12/01/17	140	153
Albemarle Corp.
			4.000% due 01/22/25	1,210	1,179
4.150% due 12/01/24	280	279
			Series GMTN
5.450% due 12/01/44	720	721
			6.400% due 08/28/17	200	219
Ally Financial, Inc.
5.500% due 02/15/17	520	542	Series L
			4.750% due 04/21/45	240	223
3.600% due 05/21/18	880	881	Bank of America NA
Alterra USA Holdings, Ltd.			0.745% due 11/14/16 (Ê)	650	650
7.200% due 04/14/17 (Þ)	155	167
			0.643% due 05/08/17	300	300
Altice US Finance I Corp.
5.375% due 07/15/23 (Þ)	210	205	Series BKNT
			5.300% due 03/15/17	200	212
Altria Group, Inc.
			6.100% due 06/15/17	775	839
9.950% due 11/10/38	50	81
			1.650% due 03/26/18	430	429
10.200% due 02/06/39	317	522
Amazon.com, Inc.			1.750% due 06/05/18	1,105	1,103
1.200% due 11/29/17	295	294	Bank of Montreal
			0.467% due 11/10/16 (460)	750	750
4.950% due 12/05/44	670	653
American Airlines Pass Through Trust			Baxalta, Inc.

See accompanying notes which are an integral part of the financial statements.

54 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.061% due 06/22/18 (Ê)(Þ)	1,180	1,180	5.850% due 08/02/16	220	231
2.875% due 06/23/20 (Þ)	940	939	6.000% due 08/15/17	450	489
Bayer US Finance LLC			6.125% due 11/21/17	405	445
2.375% due 10/08/19 (Þ)	425	427	1.850% due 11/24/17	815	817
Bear Stearns Cos. LLC (The)
			1.800% due 02/05/18	1,180	1,177
5.550% due 01/22/17	525	557
			5.375% due 08/09/20	250	280
7.250% due 02/01/18	195	221
Bellsouth Capital Funding Corp.			4.400% due 06/10/25	625	623
			Comcast Corp.
7.875% due 02/15/30	380	475
Berkshire Hathaway Energy Co.			6.950% due 08/15/37	340	442
			Commonwealth Edison Co.
4.500% due 02/01/45	320	315
Berkshire Hathaway Finance Corp.			5.800% due 03/15/18	290	323
			Compass Bank
4.400% due 05/15/42	275	271	Series BKNT
BMW US Capital LLC Co.
			6.400% due 10/01/17	890	968
0.568% due 06/02/17 (Þ)	1,200	1,196	ConAgra Foods, Inc.
Boardwalk Pipelines, LP
			4.950% due 08/15/20	580	629
4.950% due 12/15/24	500	490	Continental Airlines Pass Through Trust
Boston Scientific Corp.			Series 00A1 Class A-1
6.000% due 01/15/20	290	328	8.048% due 11/01/20	202	229
2.850% due 05/15/20	195	194	Series 071A Class A
Branch Banking & Trust Co.			5.983% due 04/19/22	121	135
Series BKNT			Series 09-1
1.350% due 10/01/17	630	629	9.000% due 07/08/16	179	191
Burlington Northern Santa Fe LLC			Series 991A Class A
3.400% due 09/01/24	1,410	1,400	6.545% due 02/02/19	127	140
6.875% due 12/01/27	25	31	Continental Resources, Inc.
6.750% due 03/15/29	10	13	4.900% due 06/01/44	125	105
4.150% due 04/01/45	325	300	Crown Castle Towers LLC
California Resources Corp.			4.174% due 08/15/17 (Þ)	705	731
6.000% due 11/15/24	450	387	3.222% due 05/15/22 (Þ)	650	640
Capital One Bank USA NA			DaVita HealthCare Partners, Inc.
Series BKNT			5.125% due 07/15/24	220	216
1.150% due 11/21/16	550	548	DCP Midstream Operating, LP
Capital One NA			2.500% due 12/01/17	115	111
Series BKNT
1.650% due 02/05/18	645	640	Delta Air Lines Pass Through Trust
CCO Holdings LLC / CCO Holdings			Series 2002-1 Class G-1
			6.718% due 01/02/23	96	112
Capital Corp.

5.125% due 05/01/23 (Þ)	425	413	Series 2007-1 Class A
			6.821% due 08/10/22	452	519
CenterPoint Energy Resources Corp.			DIRECTV Holdings LLC / DIRECTV
6.125% due 11/01/17	50	55	Financing Co., Inc.
Chase Capital III			4.450% due 04/01/24	1,075	1,100
Series C
0.833% due 03/01/27 (Æ)(Ê)	295	251	Discover Series Bank BKNT
Chesapeake Energy Corp.			3.100% due 06/04/20	500	500
3.525% due 04/15/19 (Ê)	400	366	Discover Financial Services
6.625% due 08/15/20	650	634	3.950% due 11/06/24	590	573

CHS/Community Health Systems, Inc.			DISH DBS Corp.
8.000% due 11/15/19	180	190	6.750% due 06/01/21	630	657
Cisco Systems, Inc.			Duke Energy Carolinas LLC
2.450% due 06/15/20	1,375	1,385	4.000% due 09/30/42	600	567
CIT Group, Inc.			Duke Energy Progress, Inc.
6.625% due 04/01/18 (Þ)	390	414	4.100% due 03/15/43	310	296
Citigroup, Inc.			Duquesne Light Holdings, Inc.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 55

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.400% due 09/15/20 (Þ)	500	579	4.500% due 03/11/44	610	620
eBay, Inc.			General Mills, Inc.
0.479% due 07/28/17 (Ê)	580	571	5.650% due 02/15/19	590	659
0.758% due 08/01/19 (Ê)	370	362	General Motors Co.
El Paso Natural Gas Co. LLC			4.875% due 10/02/23	940	991
7.500% due 11/15/26	100	121	5.200% due 04/01/45	1,030	1,020
Energy Transfer Partners, LP			Georgia-Pacific LLC
4.050% due 03/15/25	600	566	8.875% due 05/15/31	610	880
6.050% due 06/01/41	375	368	Gilead Sciences, Inc.
3.296% due 11/01/66 (Ê)	1,380	1,173	4.500% due 02/01/45	405	403
Enterprise Products Operating LLC			Goldman Sachs Capital I
5.250% due 01/31/20	620	689	6.345% due 02/15/34 (Æ)	520	603
			Goldman Sachs Group, Inc. (The)
3.700% due 02/15/26	890	862
Series B			6.150% due 04/01/18	400	445
7.034% due 01/15/68	370	398	1.884% due 11/29/23 (Ê)	540	549
Exelon Corp.			6.750% due 10/01/37	170	199
2.850% due 06/15/20	725	729	4.800% due 07/08/44	330	326
Exxon Mobil Corp.			5.150% due 05/22/45	255	246
0.326% due 03/15/17 (Ê)	1,200	1,199	Series D
3.567% due 03/06/45	210	190	6.000% due 06/15/20	150	171
Farmers Exchange Capital			Series GMTN
7.200% due 07/15/48 (Þ)	300	369	7.500% due 02/15/19	600	705
Farmers Exchange Capital II			Series M
6.151% due 11/01/53 (Þ)	630	671	5.375% due 12/31/49 (Æ)(ƒ)	740	731
Farmers Exchange Capital III			Great Plains Energy, Inc.
5.454% due 10/15/54 (Þ)	600	587	5.292% due 06/15/22	620	690
Fifth Third Bank			HCA, Inc.
Series BKNT			6.500% due 02/15/20	200	224
2.875% due 10/01/21	700	693	4.750% due 05/01/23	200	203
First Data Corp.
12.625% due 01/15/21	330	381	HCP, Inc.	400	441
FirstEnergy Transmission, LLC			5.375% due 02/01/21
			4.250% due 11/15/23	445	449
5.450% due 07/15/44	500	520	Health Care REIT, Inc.
Ford Motor Credit Co. LLC
			4.950% due 01/15/21	365	398
4.250% due 02/03/17	660	686
			5.250% due 01/15/22	200	219
2.145% due 01/09/18	925	929
2.240% due 06/15/18	575	575	Hewlett-Packard Co.	410	423
Forest Laboratories LLC			3.750% due 12/01/20
4.875% due 02/15/21 (Þ)	880	954	HJ Heinz Co. (Þ)	320	320
FPL Energy Wind Funding LLC			1.600% due 06/30/17
			2.000% due 07/02/18 (Þ)	1,220	1,220
6.876% due 06/27/17 (Þ)	36	29
General Electric Capital Corp.			5.200% due 07/15/45 (Þ)	540	553
			Hospira, Inc.
0.444% due 02/15/17 (Ê)	560	559
			5.200% due 08/12/20	1,265	1,414
4.375% due 09/16/20	300	327	HSBC Bank USA NA
0.659% due 05/05/26 (Ê)	525	501	Series BKNT
Series GMTN			5.875% due 11/01/34	475	556
0.926% due 07/12/16 (Ê)	625	628	Indiantown Cogeneration, LP
1.250% due 05/15/17	1,560	1,564	Series A-10
5.625% due 05/01/18	230	255	9.770% due 12/15/20	114	130
			Innovation Ventures LLC / Innovation
6.875% due 01/10/39	350	470	Ventures Finance Corp.
General Electric Co.			9.500% due 08/15/19 (Þ)	140	146
5.250% due 12/06/17	340	370	International Lease Finance Corp.

See accompanying notes which are an integral part of the financial statements.

56 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.750% due 09/01/16 (Þ)	100	105	10.750% due 08/01/39	1,000	1,619
International Paper Co.			Metropolitan Life Global Funding I
5.150% due 05/15/46	540	519	1.875% due 06/22/18 (Þ)	750	755
IPALCO Enterprises, Inc.			Microsoft Corp.
5.000% due 05/01/18	500	528	3.750% due 02/12/45	325	293
Jersey Central Power & Light Co.			Monongahela Power Co.
6.150% due 06/01/37	200	230	4.100% due 04/15/24 (Þ)	375	390
JetBlue Airways Pass Through Trust			5.400% due 12/15/43 (Þ)	255	282
Series 04-2 Class G-2
0.724% due 11/15/16 (Ê)	750	739	Morgan Stanley	425	455
Johnson & Johnson			5.550% due 04/27/17
			6.250% due 08/28/17	500	548
0.356% due 11/28/16 (Ê)	1,000	1,000
JPMorgan Chase & Co.			5.625% due 09/23/19	275	308
2.750% due 06/23/20	440	440	2.800% due 06/16/20	670	671
4.250% due 10/15/20	300	321	3.950% due 04/23/27	600	566
3.875% due 09/10/24	500	492	4.300% due 01/27/45	965	902
Series FRN			Series GMTN
0.794% due 02/15/17 (Ê)	1,200	1,202	5.450% due 01/09/17	225	238
JPMorgan Chase Bank NA			Mutual of Omaha Insurance Co.
Series BKNT			4.297% due 07/15/54 (Þ)	715	701
6.000% due 10/01/17	945	1,030	National City Bank
JPMorgan Chase Capital XIII			Series BKNT
Series M			0.649% due 06/07/17 (Ê)	500	498
1.232% due 09/30/34 (Æ)(Ê)	480	409	Nationwide Mutual Insurance Company
JPMorgan Chase Capital XXI			Series 144a
Series U			2.576% due 12/15/24 (Ê)(Þ)	500	500
1.229% due 02/02/37 (Æ)(Ê)	335	279	New York Life Global Funding
JPMorgan Chase Capital XXIII			1.450% due 12/15/17 (Þ)	885	884
1.274% due 05/15/47 (Æ)(Ê)	545	432	NiSource Finance Corp.
Kinder Morgan, Inc.			6.400% due 03/15/18	58	65
4.300% due 06/01/25	555	536	Noble Energy, Inc.
KKR Group Finance Co. II LLC			3.900% due 11/15/24	150	148
5.500% due 02/01/43 (Þ)	35	35	NVR, Inc.
KKR Group Finance Co. III LLC			3.950% due 09/15/22	520	527
5.125% due 06/01/44 (Þ)	1,090	1,045	Oncor Electric Delivery Co. LLC
KKR Group Finance Co. LLC			6.800% due 09/01/18	550	636
6.375% due 09/29/20 (Þ)	545	639	Oracle Corp.
Life Technologies Corp.			2.250% due 10/08/19	475	478
6.000% due 03/01/20	460	517	6.125% due 07/08/39	300	362
Manufacturers & Traders Trust Co.			O'Reilly Automotive, Inc.
5.585% due 12/28/20	84	85	3.800% due 09/01/22	225	230
Series BKNT			PACCAR Financial Corp.
1.400% due 07/25/17	780	779	0.469% due 06/06/17 (Ê)	625	625
Medco Health Solutions, Inc.			Panhandle Eastern Pipe Line Co., LP
4.125% due 09/15/20	535	568	8.125% due 06/01/19	450	527
Medtronic, Inc.			Pfizer, Inc.
3.150% due 03/15/22 (Þ)	480	482	0.424% due 05/15/17 (Ê)	1,460	1,460
4.625% due 03/15/45 (Þ)	820	830	6.200% due 03/15/19	330	377
Memorial Sloan-Kettering Cancer Center			Procter & Gamble Co. (The)
Series 2015			0.359% due 11/04/16 (Ê)	1,000	1,000
4.200% due 07/01/55	400	361	Public Service Co. of New Mexico
Merck & Co., Inc.			7.950% due 05/15/18	260	303
0.636% due 05/18/18 (Ê)	1,170	1,174	QUALCOMM, Inc.
MetLife, Inc.			3.000% due 05/20/22	985	978

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 57

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.650% due 05/20/35	510	494	Series 2011-1 Class A
QVC, Inc.			7.125% due 10/22/23	371	430
4.375% due 03/15/23	930	914	Series 2012-1 Class A
5.450% due 08/15/34	320	290	5.900% due 10/01/24	405	458
Rayonier AM Products, Inc.			US Bank NA
			Series BKNT
5.500% due 06/01/24 (Þ)	560	500
Reliance Standard Life Global Funding			0.486% due 09/11/17 (Ê)	500	500
II			1.375% due 09/11/17	275	276
2.500% due 01/15/20 (Þ)	475	472	USF&G Capital III
Reynolds American, Inc.			8.312% due 07/01/46 (Þ)	350	501
4.000% due 06/12/22	400	409	Verizon Communications, Inc.
4.450% due 06/12/25	375	382	2.500% due 09/15/16	891	905
5.850% due 08/15/45	815	855	2.036% due 09/14/18 (Ê)	100	103
Reynolds Group Issuer, Inc. / Reynolds			3.000% due 11/01/21	700	691
Group Issuer LLC
			5.050% due 03/15/34	3,463	3,485
5.750% due 10/15/20	435	446
Rockwood Specialties Group, Inc.			4.672% due 03/15/55 (Þ)	954	830
			Series FRN
4.625% due 10/15/20	765	797
Sabine Pass LNG, LP			1.816% due 09/15/16 (Ê)	920	931
			Viacom, Inc.
7.500% due 11/30/16	175	184
Series 144a			5.850% due 09/01/43	535	533
			Wachovia Capital Trust III
7.500% due 11/30/16 (Þ)	380	400
SABMiller Holdings, Inc.			5.570% due 03/29/49 (Æ)(Ê)(ƒ)	550	544
			Wachovia Corp.
3.750% due 01/15/22 (Þ)	905	935
Samsung Electronics America, Inc.			0.556% due 06/15/17 (Ê)	865	862
			Wal-Mart Stores, Inc.
1.750% due 04/10/17 (Þ)	305	307
SL Green Realty Corp.			4.750% due 10/02/43	225	240
			Wells Fargo & Co.
7.750% due 03/15/20	325	387
South Carolina Electric & Gas Co.			0.531% due 06/02/17	3,300	3,294
6.500% due 11/01/18	150	173	3.900% due 05/01/45	485	436
Sprint Capital Corp.			Williams Cos., Inc. (The)
8.750% due 03/15/32	1,255	1,220	7.875% due 09/01/21	161	189
Sprint Communications, Inc.			Williams Partners, LP
9.000% due 11/15/18 (Þ)	380	429	5.100% due 09/15/45	590	521
			Williams Partners, LP / Williams

Symantec Corp.			Partners Finance Corp.
2.750% due 06/15/17	210	213
			7.250% due 02/01/17	235	255
Tennessee Gas Pipeline Co. LLC

8.375% due 06/15/32	200	240	ZF NA Capital, Inc.
			4.500% due 04/29/22 (Þ)	150	147
Toyota Motor Credit Corp.

0.466% due 02/16/17 (Ê)	1,535	1,536	ZFS Finance USA Trust II
			6.450% due 12/15/65 (Þ)	550	563
1.450% due 01/12/18	320	320	ZFS Finance USA Trust V
UAL Pass Through Trust			6.500% due 05/09/37 (Þ)	1,135	1,180
Series 09-1

10.400% due 11/01/16	25	27	Zimmer Biomet Holdings, Inc.
Union Pacific Railroad Co. Trust Pass-			3.550% due 04/01/25	730	705
Through Certificates					150,105
Series 06-1			International Debt - 5.9%
5.866% due 07/02/30	152	177	ABN AMRO Bank NV
UnitedHealth Group, Inc.			1.079% due 10/28/16 (Ê)(Þ)	300	301
6.000% due 06/15/17	3	3	Actavis Funding SCS
			4.750% due 03/15/45	375	357
3.875% due 10/15/20	390	417
Univision Communications, Inc.			AerCap Ireland Ltd., Co.
			4.625% due 07/01/22	735	737
5.125% due 05/15/23 (Þ)	100	97
			ArcelorMittal
US Airways Pass Through Trust			6.125% due 06/01/18	370	394

See accompanying notes which are an integral part of the financial statements.

58 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.125% due 06/01/25	895	892	2.250% due 03/06/17 (Þ)	920	931
Avago Technologies Cayman, Ltd. Term			Dryden 37 Senior Loan Fund
Loan B			Series 2015-37A Class A
3.750% due 05/06/21	431	431	1.816% due 04/15/27 (Ê)(Þ)	540	540
AWAS Aviation Capital, Ltd.			Eaton Vance Ltd.
7.000% due 10/17/16 (Þ)	207	210	Series 2014-1A Class A
Babson CLO, Ltd.			1.725% due 07/15/26 (Ê)(Þ)	150	150
Series 2014-IIA Class A			Ensco PLC
1.664% due 10/17/26 (Ê)(Þ)	130	130	5.750% due 10/01/44	515	459
Baidu, Inc.			Global SC Finance SRL
3.250% due 08/06/18	540	556	3.090% due 07/17/29	527	525
Banco do Brasil SA			HBOS PLC
9.000% due 12/29/49 (ƒ)(Þ)	450	406	Series GMTN
Bank of Nova Scotia			6.750% due 05/21/18 (Þ)	825	915
Series YCD			HSBC Holdings PLC
0.456% due 11/07/16 (Ê)(460)	730	730	6.375% due 12/31/49 (ƒ)	505	508
Barclays Bank PLC			Intelsat Jackson Holdings SA
0.821% due 12/09/16 (Ê)	975	976	5.500% due 08/01/23	975	863
2.750% due 11/08/19	515	511	Intesa Sanpaolo SpA
Barclays PLC			2.375% due 01/13/17	530	533
2.000% due 03/16/18	650	649	5.017% due 06/26/24 (Þ)	480	466
Barrick Gold Corp.			Korea Electric Power Corp.
4.100% due 05/01/23	1,032	1,006	5.125% due 04/23/34 (Þ)	60	67
Betony CLO, Ltd.			LBG Capital No.1 PLC Co.
Series 2015-1A Class A			8.000% due 12/29/49	1,370	1,569
1.779% due 04/15/27 (Ê)(Þ)	460	460	Limerock CLO II, Ltd.
BP Capital Markets PLC			Series 2014-2A Class A
3.506% due 03/17/25	1,455	1,435	1.775% due 04/18/26 (Ê)(Þ)	540	540
BPCE SA			Lloyds Banking Group PLC
0.846% due 11/18/16 (Ê)	300	300	7.500% due 06/27/24 (Æ)(ƒ)	685	706
Braskem Finance, Ltd.			Macquarie Bank, Ltd.
6.450% due 02/03/24	425	402	0.907% due 10/27/17 (Ê)(Þ)	650	651
Caisse Centrale Desjardins			Magnetite XII, Ltd.
0.682% due 03/27/17 (Ê)(Þ)	1,095	1,096	Series 2015-12A Class A
CDP Financial, Inc.			1.817% due 04/15/27 (Ê)(Þ)	190	190
5.600% due 11/25/39 (Þ)	465	567	Marfrig Overseas, Ltd.
Cooperatieve Centrale Raiffeisen-			9.500% due 05/04/20 (Þ)	665	679
Boerenleenbank BA			Nokia OYJ
0.558% due 04/28/17	400	400	6.625% due 05/15/39	770	835
3.375% due 05/21/25	585	570	Nomura Holdings Inc.
Credit Suisse			2.000% due 09/13/16	835	841
0.717% due 05/26/17 (ƒ)	300	299	NOVA Chemicals Corp.
1.750% due 01/29/18	755	752	5.250% due 08/01/23 (Þ)	835	848
6.000% due 02/15/18	385	423	NXP BV/NXP Funding LLC Co.
Credit Suisse Group Funding Guernsey,			4.125% due 06/15/20 (Þ)	400	403
Ltd.			Paragon Offshore PLC
4.875% due 05/15/45 (Þ)	560	539	7.250% due 08/15/24 (Þ)	720	234
Credit Suisse NY			Petrobras Global Finance BV
Series GMTN			6.250% due 03/17/24	450	434
1.375% due 05/26/17	805	804	Petroleos de Venezuela SA
Deutsche Bank AG			6.000% due 11/15/26	2,360	832
1.875% due 02/13/18	645	643
			5.375% due 04/12/27	295	101
4.500% due 04/01/25	935	890	Petroleos Mexicanos
Deutsche Telekom International Finance
			4.500% due 01/23/26 (Þ)	415	406
BV

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 59

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.625% due 01/23/46 (Þ)	355	331	5.125% due 09/15/20	520	530
Rabobank Nederland					51,242
11.000% due 06/29/49 (ƒ)(Þ)	782	991	Loan Agreements - 0.5%
Rio Tinto Finance (USA) PLC			Chrysler Group LLC Term Loan B
3.750% due 06/15/25	680	670	3.500% due 05/24/17 (Ê)	563	561
Royal Bank of Scotland Group PLC			First Data Corp. Term Loan
1.875% due 03/31/17	350	348	3.667% due 03/24/18 (Ê)	575	573
6.400% due 10/21/19	180	201	MacDermid, Inc. 1st Lien Term Loan
			4.500% due 06/07/20 (Ê)	608	608
5.125% due 05/28/24	395	395	Numericable US LLC 1st Lien Term
Saudi Electricity Global Sukuk Co.			Loan B1
5.060% due 04/08/43 (Þ)	645	639	4.500% due 05/21/20 (Ê)	293	294
Seagate HDD Cayman			Numericable US LLC 1st Lien Term
5.750% due 12/01/34 (Þ)	715	704	Loan B2
Shell International Finance BV			4.500% due 05/21/20 (Ê)	254	254
0.484% due 11/15/16 (Ê)	1,455	1,458	Sungard Availability Services Capital,
			Inc. Term Loan B
3.250% due 05/11/25	1,324	1,311
			6.000% due 03/31/19 (Ê)	397	362
4.375% due 05/11/45	885	873	TWCC Holding Corp. 2nd Lien Term
Sirius International Group, Ltd.			Loan
7.506% due 05/29/49 (ƒ)(Þ)	365	381	7.000% due 06/26/20 (Ê)	765	712
Sky PLC			Valeant Pharmaceuticals International,
6.100% due 02/15/18 (Þ)	355	390	Inc. 1st Lien Term Loan B
Standard Chartered PLC			3.500% due 08/05/20 (Ê)	318	317
			Valeant Pharmaceuticals International,
2.250% due 04/17/20 (Þ)	560	550
			Inc. Term Loan B

Suncor Energy, Inc.			Zero coupon due 04/02/22 (Ê)	599	598
5.950% due 12/01/34	320	364
Tencent Holdings, Ltd.					4,279
3.375% due 05/02/19 (Þ)	330	339	Mortgage-Backed Securities - 22.5%
			Adjustable Rate Mortgage Trust
Toronto-Dominion Bank (The)			Series 2007-1 Class 1A1 (Ê)
0.741% due 09/09/16 (Ê)	1,250	1,254	2.744% due 03/25/37	673	559
Total Capital International SA			American Home Mortgage Investment
1.000% due 08/12/16	1,180	1,182	Trust
Total Capital SA			Series 2004-4 Class 4A
2.125% due 08/10/18	510	518	2.423% due 02/25/45 (Ê)	40	40
Trade MAPS 1, Ltd.			Series 2007-1 Class GA1C
Series 2013-1A Class A			0.377% due 05/25/47 (Ê)	667	485
0.885% due 12/10/18 (Ê)(Þ)	640	640	Series 2007-4 Class A2
Transocean, Inc.			0.377% due 08/25/37 (Ê)	65	63
3.000% due 10/15/17	655	635	Banc of America Commercial Mortgage
			Trust
4.300% due 10/15/22	500	376	Series 2007-2 Class AM
Tyco Electronics Group SA
			5.793% due 04/10/49	585	616
6.550% due 10/01/17	450	499	Banc of America Funding Trust
UBS AG			Series 2006-3 Class 5A3
1.375% due 06/01/17	590	589	5.500% due 03/25/36	580	543
1.800% due 03/26/18	1,090	1,088	Series 2006-3 Class 5A8
Vale Overseas, Ltd.			5.500% due 03/25/36	158	147
8.250% due 01/17/34	90	100	Banc of America Merrill Lynch
			Commercial Mortgage, Inc.
6.875% due 11/21/36	70	68	Series 2005-6 Class A4
Validus Holdings, Ltd.
			5.328% due 09/10/47	1,208	1,214
8.875% due 01/26/40	325	416	Series 2006-2 Class A4
Voya CLO, Ltd.
Series 2014-4A Class A1			5.916% due 05/10/45	200	203
			Series 2008-1 Class A4
1.777% due 10/14/26 (Ê)(Þ)	310	310
Weatherford International, Ltd.			6.430% due 02/10/51	463	504

See accompanying notes which are an integral part of the financial statements.

60 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Banc of America Mortgage Securities,			Series 2007-AR8 Class 2A1A
Inc.			2.776% due 07/25/37 (Ê)	347	323
Series 2004-1 Class 5A1			Citigroup/Deutsche Bank Commercial
6.500% due 09/25/33	2	2	Mortgage Trust
Series 2004-11 Class 2A1			Series 2005-CD1 Class A4
5.750% due 01/25/35	49	50	5.380% due 07/15/44	410	410
Series 2005-H Class 2A5			Series 2005-CD1 Class AJ
2.687% due 09/25/35 (Ê)	130	119	5.380% due 07/15/44	330	332
Banc of America Re-REMIC Trust			Series 2005-CD1 Class C
Series 2010-UB5 Class A4A			5.380% due 07/15/44	190	191
5.675% due 02/17/51 (Þ)	424	439	Commercial Mortgage Asset Trust
BCAP LLC Trust			Series 2001-J2A Class E
Series 2011-R11 Class 15A1			7.160% due 07/16/34 (Þ)	345	363
2.596% due 10/26/33 (Ê)(Þ)	303	307	Series 2005-C6 Class AJ
Series 2011-R11 Class 20A5			5.209% due 06/10/44	90	90
2.617% due 03/26/35 (Ê)(Þ)	184	186	Series 2012-CR2 Class A1
Bear Stearns Adjustable Rate Mortgage
			0.824% due 08/15/45	112	112
Trust

Series 2003-8 Class 4A1			Series 2013-CR7 Class A1
			0.716% due 03/10/46	540	538
2.716% due 01/25/34 (Ê)	107	107
			Series 2014-UBS4 Class A1
Series 2004-5 Class 2A			1.309% due 08/10/47	294	294
3.083% due 07/25/34 (Ê)	434	435	Countrywide Home Loan Mortgage Pass
Series 2004-9 Class 22A1
3.034% due 11/25/34 (Ê)	21	21	Series Through 2005-3 Trust Class 1A2
Series 2005-2 Class A1			0.477% due 04/25/35 (Ê)	15	13
2.680% due 03/25/35 (Ê)	301	304	Series 2007-HY5 Class 1A1
Bear Stearns Commercial Mortgage
			2.656% due 09/25/47 (Ê)	980	860
Securities Trust			Credit Suisse Commercial Mortgage
Series 2002-TOP6 Class G
6.000% due 10/15/36 (Þ)	209	212	Series Trust 2006-C5 Class A1A
Series 2005-PW10 Class A4			5.297% due 12/15/39	1,145	1,195
5.405% due 12/11/40	128	129	Series 2007-C1 Class A3
Series 2006-T22 Class A4			5.383% due 02/15/40	81	85
5.766% due 04/12/38	398	406	Credit Suisse First Boston Mortgage
BHMS Mortgage Trust			Securities Corp.
Series 2014-ATLS Class AFL			Series 2005-9 Class 2A1
1.684% due 07/05/33 (Ê)(Þ)	180	179	5.500% due 10/25/35	164	158
Series 2014-ATLS Class BFX			Series 2005-C3 Class AJ
4.241% due 07/05/33 (Þ)	500	499	4.771% due 07/15/37	11	11
CFCRE Commercial Mortgage Trust			Series 2005-C5 Class AJ
Series 2011-C2 Class C			5.100% due 08/15/38	210	210
5.760% due 12/15/47 (Þ)	195	218	Series 2005-C6 Class B
CHL Mortgage Pass-Through Trust			5.230% due 12/15/40	375	378
Series 2004-22 Class A3			Credit Suisse Mortgage Capital
2.429% due 11/25/34 (Ê)	80	76	Certificates
Series 2004-HYB9 Class 1A1			Series 2007-2 Class 3A4
2.494% due 02/20/35 (Ê)	119	118	5.500% due 03/25/37	549	514
Citicorp Mortgage Securities Trust			CSMC Mortgage-Backed Trust
Series 2006-3 Class 1A9			Series 2007-5 Class 8A2
5.750% due 06/25/36	143	146	6.000% due 10/25/24	968	1,014
Citigroup Commercial Mortgage Trust			Series 2011-4R Class 5A1
Series 2009-RR1 Class MA4A			2.702% due 05/27/36 (Þ)	217	218
5.485% due 03/17/51 (Þ)	300	316	Series 2014-USA Class A2
Citigroup Mortgage Loan Trust, Inc.			3.953% due 09/15/37 (Þ)	380	391
Series 2005-11 Class A2A			DBCCRE Mortgage Trust
2.510% due 10/25/35 (Ê)	22	22	Series 2014-ARCP Class C
			5.099% due 01/10/34 (Þ)	295	310

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 61

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DBRR Trust			4.000% due 2045	2,523	2,683
Series 2011-LC2 Class A4A
4.537% due 07/12/44 (Þ)	340	374	2.500% 15 Year TBA(Ï)	1,295	1,311
DBUBS Mortgage Trust
Series 2011-LC1A Class A1			3.000%	515	534
3.742% due 11/10/46 (Þ)	662	669	3.500%	2,650	2,794
Series 2011-LC2A Class A2			30 Year TBA(Ï)
3.386% due 07/10/44 (Þ)	727	741	3.000%	11,405	11,360
Deutsche Alt-A Securities Mortgage			3.500%	23,100	23,803
Loan Trust
Series 2005-AR1 Class 2A3			4.000%	8,400	8,900
1.840% due 08/25/35 (Ê)	342	275	4.500%	7,420	8,020
Fannie Mae			5.000%	2,625	2,900
3.584% due 2020	553	590	5.500%	1,325	1,488
3.615% due 2020	697	747	6.000%	1,510	1,715
3.664% due 2020	696	748	Series 2003-343 Class 6
			Interest Only STRIP
3.763% due 2020	1,593	1,711
			5.000% due 10/25/33	43	8
3.950% due 2020	405	440	Series 2003-345 Class 18
4.250% due 2020	724	791	Interest Only STRIP
5.500% due 2020	13	14	4.500% due 12/25/18	51	3
4.250% due 2021	395	435	Series 2003-345 Class 19
			Interest Only STRIP
4.298% due 2021	725	798
			4.500% due 01/25/19	55	3
5.500% due 2022	83	89	Series 2004-W5
2.500% due 2024	1,014	1,040	6.000% due 02/25/47	281	317
2.800% due 2025	540	534	Series 2005-365 Class 12
			Interest Only STRIP
4.000% due 2025	349	373
			5.500% due 12/25/35	123	25
4.500% due 2025	758	813	Series 2006-369 Class 8
3.240% due 2026	133	135	Interest Only STRIP
4.000% due 2026	450	474	5.500% due 04/25/36	20	4
6.000% due 2026	91	103	Fannie Mae Grantor Trust
			Series 2001-T4 Class A1
2.966% due 2027	725	715
			7.500% due 07/25/41	273	328
6.000% due 2027	54	61	Fannie Mae REMICS
3.500% due 2032	778	814	Series 1999-56 Class Z
6.000% due 2032	59	67	7.000% due 12/18/29	22	26
			Series 2003-35 Class FY
3.000% due 2033	1,754	1,790
			0.587% due 05/25/18 (Ê)	29	29
3.500% due 2033	1,484	1,553	Series 2005-110 Class MB
5.000% due 2033	14	16	5.500% due 09/25/35	62	67
6.150% due 2033(Ê)	78	86	Series 2009-39 Class LB
3.500% due 2034	319	334	4.500% due 06/25/29	323	349
5.000% due 2034	22	24	Series 2009-96 Class DB
			4.000% due 11/25/29	380	405
5.500% due 2034	45	51
			Series 2010-95 Class S
5.500% due 2037	393	439	Interest Only STRIP
5.500% due 2038	1,210	1,365	6.413% due 09/25/40 (Ê)	1,052	197
4.000% due 2040	518	555	Series 2012-55 Class PC
6.000% due 2040	370	420	3.500% due 05/25/42	700	722
			Series 2013-111 Class PL
4.000% due 2041	1,489	1,586
			2.000% due 12/25/42	570	515
6.000% due 2041	405	460	Series 2011-M1 Class A3
3.500% due 2043	1,763	1,820	Fannie Mae-Aces
4.000% due 2044	1,647	1,766	3.763% due 06/25/21	875	940

See accompanying notes which are an integral part of the financial statements.

62 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2012-M8 Class ASQ2			Series 2003-56 Class A5
1.520% due 12/25/19	1,294	1,303	5.231% due 05/25/43	306	336
Series 2012-M12 Class 1A			First Horizon Mortgage Pass-Through
2.935% due 08/25/22	924	949	Trust
			Series 2005-AR4 Class 2A1

Series 2013-M4 Class ASQ2			2.564% due 10/25/35 (Ê)	664	580
1.451% due 02/25/18	578	579
			Series 2006-2 Class 1A3

Series 2014-M1 Class A1			6.000% due 08/25/36	557	525
2.325% due 07/25/23	277	284
			Freddie Mac

Series 2014-M8 Class FA			5.500% due 2037	237	261
0.431% due 05/25/18 (Ê)	766	768
Series 2014-M9 Class ASQ2			5.500% due 2038	755	861
1.462% due 04/25/17	800	807	6.000% due 2038	213	241
Series 2014-M12 Class FA			5.000% due 2040	543	601
0.497% due 10/25/21 (Ê)	716	718	4.000% due 2041	2,288	2,446
Series 2014-M13 Class A2
			4.500% due 2041	549	597
3.021% due 08/25/24	430	433
Series 2014-M13 Class AB2			3.000% due 2042	300	299
2.951% due 08/25/24	510	512	5.000% due 2042	519	574
Series 2014-M13 Class ASQ2			3.500% due 2043	875	906
1.637% due 11/25/17	4,307	4,354	3.500% due 2044	1,248	1,289
Series 2015-M1 Class ASQ1			4.000% due 2044	1,084	1,153
0.782% due 02/25/18	1,092	1,089
			3.500% due 2045	3,374	3,480
Series 2015-M1 Class ASQ2
			4.000% due 2045	1,238	1,314
1.626% due 02/25/18	1,360	1,375

Series 2015-M7 Class ASQ1			Series 2015-K046 Class A2
			3.205% due 03/25/25	1,045	1,066
0.882% due 04/25/18	862	861
Series 2015-M7 Class ASQ2			Freddie Mac Reference REMIC
			Series 2006-R006 Class ZA
1.550% due 04/25/18	465	468	6.000% due 04/15/36	716	817
FDIC Trust			Freddie Mac REMICS
Series 2010-R1 Class A
2.184% due 05/25/50 (Þ)	794	800	Series 2003-2624 Class QH
			5.000% due 06/15/33	188	210
Series 2011-R1 Class A
2.672% due 07/25/26 (Þ)	326	333	Series 2007-3335 Class FT
Federal Home Loan Mortgage Corp.			0.336% due 08/15/19 (Ê)	49	49
			Series 2009-3569 Class NY
Certificates Multifamily Structured Pass Through			5.000% due 08/15/39	1,400	1,561
Series 2010-KSCT Class A2			Series 2010-3653 Class B
4.285% due 01/25/20	295	325	4.500% due 04/15/30	592	640
Series 2014-K041 Class A2			Series 2010-3704 Class DC
3.171% due 10/25/24	710	725	4.000% due 11/15/36	352	374
Series 2014-KF05 Class A			Series 2011-3901 Class LA
0.531% due 09/25/21 (Ê)	1,319	1,321	4.000% due 06/15/38	52	53
Series 2015-K044 Class A2			Series 2012-4010 Class KM
2.811% due 01/25/25	260	258	3.000% due 01/15/42	313	321
Federal Home Loan Mortgage Corp.			Series 2013-4233 Class MD
Multifamily Structured Pass-Through			1.750% due 03/15/25	563	570
Certificates			FREMF Mortgage Trust
Series 2011-K702 Class X1			Series 2010-K7 Class B
Interest Only STRIP
			5.624% due 04/25/20 (Þ)	510	571
1.617% due 02/25/18	6,061	207	Series 2012-K705 Class B
Series 2012-K501 Class X1A
Interest Only STRIP			4.303% due 09/25/44 (Þ)	217	229
			Series 2013-K24 Class B
1.734% due 08/25/16	3,700	45
Federal Home Loan Mortgage Corp.			3.623% due 11/25/45 (Þ)	155	156
Structured Pass-Through Securities			GAHR Commercial Mortgage Trust

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 63

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-NRF Class AFX			4.500%	495		534
3.235% due 12/15/19 (Þ)	455	466	GMACM Mortgage Loan Trust
GE Capital Commercial Mortgage Corp.			Series 2005-AR2 Class 4A
Series 2005-C3 Class F			3.174% due 05/25/35 (Ê)	178		170
5.304% due 07/10/45 (Þ)	515	515	GS Mortgage Securities Corp. II
Ginnie Mae			Series 2011-GC5 Class A4
Series 2007-26 Class SD			3.707% due 08/10/44	735		776
Interest Only STRIP			Series 2013-GC10 Class A1
6.615% due 05/16/37 (Ê)	1,030	179	0.696% due 02/10/46	86		86
Series 2010-124 Class C			Series 2013-GC12 Class A1
3.392% due 03/16/45	47	48	GS Mortgage Securities Trust
Series 2010-H03 Class HI			0.742% due 06/10/46	187		187
Interest Only STRIP			Series 2013-GC16 Class A1
1.478% due 03/20/60	12,388	518	1.264% due 11/10/46	205		205
Series 2010-H04 Class BI			Series 2014-GC26 Class C
Interest Only STRIP
			4.662% due 11/10/47	240		238
1.397% due 04/20/60	1,373	66	Series 2015-GC28 Class A5
Series 2010-H12 Class PT
			3.396% due 02/10/48	295		295
5.470% due 11/20/59	432	453	GSMPS Mortgage Loan Trust
Series 2010-H22 Class JI			Series 2006-RP1 Class 1A2
Interest Only STRIP
			7.500% due 01/25/36 (Þ)	342		363
2.501% due 11/20/60	2,233	175	GSR Mortgage Loan Trust
Series 2011-38 Class C			Series 2005-AR7 Class (Ê) 6A1
4.134% due 09/16/51	525	562	4.947% due 11/25/35	46		44
Series 2011-67 Class B			Series 2005-4 Class 3A1
3.863% due 10/16/47	230	237	HarborView Mortgage Loan Trust
Series 2011-H02 Class BI			2.670% due 07/19/35 (Ê)	78		70
Interest Only STRIP			Series 2006-AR41 Class A3
0.418% due 02/20/61	9,517	142	IndyMac Index Mortgage Loan Trust
Series 2012-115 Class IO			0.367% due 02/25/37 (Ê)	852		586
Interest Only STRIP			Series 2015-C29 Class A4
0.430% due 04/16/54	762	32	JPMBB Commericial Mortgage Trust
Ginnie Mae I			3.611% due 05/15/48	350		357
4.564% due 2062	1,237	1,350	JPMorgan Alternative Loan Trust
Ginnie Mae II			Series 2006-A2 Class 3A1
1.750% due 2040(Ê)	77	82	2.630% due 05/25/36 (Ê)	889		722
			JPMorgan Chase Commercial Mortgage
2.000% due 2040(Ê)	279	290
			Securities Corp.
3.500% due 2040(Ê)	69	72	Series 2003-C1 Class D
4.000% due 2040(Ê)	277	293	5.192% due 01/12/37	14		14
5.500% due 2043	423	482	Series 2004-LN2 Class B
3.500% due 2045	2,052	2,140	5.436% due 07/15/41	150		152
			Series 2005-LDP5 Class A4
5.294% due 2060	503	542
			5.412% due 12/15/44	496		497
4.810% due 2061	1,057	1,131	Series 2006-CB15 Class A4
5.245% due 2061	627	686	5.814% due 06/12/43	131		134
4.652% due 2063	88	97	Series 2007-LDPX Class A3
4.661% due 2063	37	41	5.420% due 01/15/49	653		683
			JPMorgan Chase Commercial Mortgage
4.732% due 2063	207	225
4.683% due 2064	701	751	Series Securities 2004-C1 Trust Class H
4.793% due 2064	414	444	6.082% due 01/15/38 (Þ)	700		700
30 Year TBA(Ï)			Series 2005-CB12 Class AJ
3.000%	1,155	1,166	4.987% due 09/12/37	220		221
3.500%	2,050	2,128	Series 2007-LD11 Class AM
			5.815% due 06/15/49	180		188
4.000%	1,015	1,076

See accompanying notes which are an integral part of the financial statements.

64 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Series 2007-LDPX Class AM					Series 2005-HQ6 Class D
5.464% due 01/15/49		600		620	5.202% due 08/13/42	89	89
Series 2011-C3 Class A2					Series 2005-HQ7 Class A4
3.673% due 02/15/46 (Þ)		202		206	5.362% due 11/14/42	141	141
Series 2011-C3 Class A3					Series 2006-HQ8 Class A4
4.388% due 02/15/46 (Þ)		900		959	5.601% due 03/12/44	388	391
Series 2014-FBLU Class C					Series 2006-IQ12 Class AM
2.186% due 12/15/28 (Ê)(Þ)		285		285	5.370% due 12/15/43	180	189
JPMorgan Mortgage Trust					Series 2007-HQ12 Class A2
Series 2004-A2 Class 3A1					5.861% due 04/12/49	30	30
2.170% due 05/25/34 (Ê)		31		30	Series 2007-IQ14 Class A1A
Series 2005-A1 Class 6T1					5.665% due 04/15/49	325	346
2.594% due 02/25/35 (Ê)		12		12	Series 2011-C1 Class A3
Series 2005-A5 Class TA1					4.700% due 09/15/47 (Þ)	995	1,075
4.433% due 08/25/35 (Ê)		72		71	Series 2011-C3 Class A2
Series 2005-A8 Class 1A1					3.224% due 07/15/49	152	155
4.931% due 11/25/35 (Ê)		618		587	Series 2011-C3 Class A4
Series 2005-S3 Class 1A2					4.118% due 07/15/49	115	124
5.750% due 01/25/36		31		27	Morgan Stanley Dean Witter Capital I
Series 2006-A6 Class 1A2					Trust
2.555% due 10/25/36 (Ê)		114		103	Series 2001-TOP3 Class C
Series 2006-A7 Class 2A4R					6.790% due 07/15/33	6	6
2.559% due 01/25/37 (Ê)		839		770	Mortgage Pass Through Certificates
Series 2007-C3 Class AM					Series 2001-CIB2 Class D
LB Commercial Mortgage Trust					6.847% due 04/15/35	60	60
6.101% due 07/15/44		560		605	Motel 6 Trust
Series 2006-2 Class 4A1					Series 2015-MTL6 Class A2A2
Mastr Adjustable Rate Mortgages Trust					2.605% due 02/05/30 (Þ)	580	578
2.648% due 02/25/36 (Ê)		63		62	MSCG Trust
					Series 2015-ALDR Class A2

Series 2007-HF2 Class A1					3.577% due 06/07/35 (Þ)	255	255
0.497% due 09/25/37 (Ê)		413		372
					Prime Mortgage Trust
Mastr Alternative Loan Trust					Series 2004-CL1 Class 1A2
Series 2003-4 Class B1
					0.587% due 02/25/34 (Ê)	7	6
5.988% due 06/25/33		66		64
					RBSCF Trust

Series 2004-10 Class 5A6					Series 2010-RR3 Class MSCA
5.750% due 09/25/34		55		57
					6.104% due 06/16/49 (Þ)	93	96
Merrill Lynch Mortgage Trust					Series 2010-RR4 Class CMLA
Series 2005-A10 Class A
					6.239% due 12/16/49 (Þ)	173	180
0.397% due 02/25/36 (Ê)		54		50
					RBSSP Resecuritization Trust

Series 2005-CIP1 Class AM					Series 2010-3 Class 9A1
5.107% due 07/12/38		656		657
					5.500% due 02/26/35 (Þ)	330	339
Series 2005-LC1 Class A4					Series 2003-A15 Class 1A2
5.291% due 01/12/44		205		206	Residential Asset Securitization Trust
Series 2006-C2 Class AM					0.637% due 02/25/34 (Ê)	45	42
5.782% due 08/12/43		500		520	RFMSI Trust
Series 2008-C1 Class A4					Series 2006-SA4 Class 2A1
5.690% due 02/12/51		254		274	3.459% due 11/25/36 (Ê)	174	150
ML-CFC Commercial Mortgage Trust					Rialto Capital Management LLC
Series 2006-1 Class A4					Series 2014-LT5 Class A
5.650% due 02/12/39		448		454	2.850% due 05/15/24 (Þ)	39	39
Morgan Stanley Bank of America Merrill					RREF LLC
Lynch Trust					Series 2014-LT6 Class A
Series 2013-C7 Class A1
					2.750% due 09/15/24 (Þ)	110	110
0.738% due 02/15/46		123		123	Series 2015-LT7 Class A
Morgan Stanley Capital I Trust
					3.000% due 12/25/32 (Þ)	995	994

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 65

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Structured Adjustable Rate Mortgage						196,176
Loan Trust			Municipal Bonds - 0.5%
Series 2004-12 Class 2A			City of Houston Texas General
2.468% due 09/25/34 (Ê)	767	762	Obligation Limited
Structured Asset Mortgage Investments			6.290% due 03/01/32		230	280
II Trust			City of New York New York General
Series 2004-AR8 Class A1			Obligation Unlimited
0.868% due 05/19/35 (Ê)	223	217	5.047% due 10/01/24		375	427
Series 2007-AR6 Class A1
			6.646% due 12/01/31		250	293
1.658% due 08/25/47 (Ê)	802	670
Structured Asset Securities Corp.			6.246% due 06/01/35		1,100	1,248
Mortgage Pass-Through Certificates			Municipal Electric Authority of Georgia
Series 2003-34A Class 5A4			Revenue Bonds
2.454% due 11/25/33 (Ê)	412	413	6.637% due 04/01/57		370	448
Wachovia Bank Commercial Mortgage			7.055% due 04/01/57		600	659
Trust			New York City New York Water & Sewer
Series 2005-C22 Class AM			System Revenue Bonds
5.498% due 12/15/44	175	177	5.375% due 06/15/43		525	610
Series 2006-C26 Class AM			State of California General Obligation
6.171% due 06/15/45	430	447	Unlimited
Series 2007-C31 Class AM			6.650% due 03/01/22		200	242
5.591% due 04/15/47	500	530	7.500% due 04/01/34		100	139

Washington Mutual Mortgage Pass			University of California Revenue Bonds
Through Certificates			6.270% due 05/15/31		400	445
Series 2003-AR7 Class A7
2.320% due 08/25/33 (Ê)	169	169	Non-US Bonds - 3.5%			4,791
Series 2005-AR13 Class A1A1			Australia Government Bond
0.477% due 10/25/45 (Ê)	17	15	Series 120
Series 2006-AR7 Class A1A			6.000% due 02/15/17	AUD	324	266
1.078% due 09/25/46 (Ê)	697	472	Series 126
Series 2007-HY2 Class 2A3			4.500% due 04/15/20	AUD	2,340	1,985
1.782% due 04/25/37 (Ê)	598	439	Series 133
Wells Fargo Mortgage Backed Securities			5.500% due 04/21/23	AUD	780	716
Trust			Series 140
Series 2004-P Class 2A1
			4.500% due 04/21/33	AUD	990	867
2.626% due 09/25/34 (Ê)	227	228
Series 2006-2 Class 2A3			Bonos De Tesoreria Bonds
			5.700% due 08/12/24	PEN	3,690	1,105
5.500% due 03/25/36	74	71
Series 2006-AR2 Class 2A1			Bonos Soberanos de Peru
			6.900% due 08/12/37	PEN	2,840	860
2.621% due 03/25/36	101	101
			Brazil Notas do Tesouro Nacional

Series 2006-AR10 Class 4A1			Series NTNB
2.610% due 07/25/36 (Ê)	28	26	6.000% due 05/15/45	BRL	704	599
Series 2006-AR17 Class A1
			6.000% due 08/15/50	BRL	625	544
2.613% due 10/25/36 (Ê)	494	468
Series 2007-8 Class 1A16			Series NTNF
			10.000% due 01/01/23	BRL	3,135	888
6.000% due 07/25/37	76	77
WF-RBS Commercial Mortgage Trust			10.000% due 01/01/25	BRL	7,430	2,068
Series 2011-C4 Class A3			Ireland Government Bond
4.394% due 06/15/44 (Þ)	810	869	5.400% due 03/13/25	EUR	950	1,411
Series 2011-C5 Class A4			Malaysia Government Bond
3.667% due 11/15/44	545	575	3.394% due 03/15/17	MYR	520	138
Series 2012-C9 Class A1			4.181% due 07/15/24	MYR	1,560	419
0.673% due 11/15/45	67	66	Series 0111
Series 2013-C14 Class A1			4.160% due 07/15/21	MYR	190	51
0.836% due 06/15/46	210	210	Series 0113
Series 2014-C19 Class A3			3.172% due 07/15/16	MYR	359	95
3.660% due 03/15/47	500	523

See accompanying notes which are an integral part of the financial statements.

66 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series 1/06				United States Treasury Inflation Indexed
4.262% due 09/15/16	MYR	1,424	383	Bonds
Malaysia Government International Bond				0.125% due 04/15/17 (Æ)	927	940
3.314% due 10/31/17	MYR	780	207	0.125% due 07/15/24 (Æ)	1,888	1,841
3.654% due 10/31/19	MYR	1,350	359	0.250% due 01/15/25 (Æ)	2,013	1,974
4.048% due 09/30/21	MYR	780	209	0.625% due 02/15/43 (Æ)	617	547
3.795% due 09/30/22	MYR	360	94	1.375% due 02/15/44 (Æ)	3,096	3,305
Mexican Bonos				0.750% due 02/15/45 (Æ)	769	702
Series M				United States Treasury Notes
8.000% due 06/11/20	MXN	13,960	993	0.500% due 04/30/17	7,795	7,782
7.750% due 11/13/42	MXN	12,120	859	0.625% due 05/31/17	3,685	3,685
Series M 10
				0.625% due 06/30/17	4,910	4,908
8.500% due 12/13/18	MXN	5,840	414
				0.875% due 07/15/17	1,670	1,677
7.500% Series M due 20 06/03/27	MXN	13,652	954	1.125% due 06/15/18	2,415	2,424
Series M 30				1.375% due 02/29/20	31,215	30,944
10.000% due 11/20/36	MXN	21,549	1,875	1.500% due 05/31/20	15,050	14,968
New Zealand Government Bond				1.625% due 06/30/20	4,760	4,760
2.000% due 09/20/25	NZD	340	236	1.750% due 04/30/22	4,730	4,641
4.500% due 04/15/27	NZD	1,320	968	1.875% due 05/31/22	2,295	2,270
Series 423
				2.000% due 02/15/25	11,945	11,605
Series 5.500% 521 due 04/15/23	NZD	1,500	1,170	2.125% due 05/15/25	27,980	27,473
6.000% due 05/15/21	NZD	2,680	2,096	2.750% due 08/15/42	935	870
Norway Government Bond				2.875% due 05/15/43	540	515
3.000% due 03/14/24	NOK	2,650	371	3.750% due 11/15/43	745	838
1.750% due 03/13/25	NOK	1,780	225	2.500% due 02/15/45	17,185	15,124
Series 472
				3.000% due 05/15/45	6,835	6,698
4.250% due 05/19/17 (Þ)	NOK	10,990	1,492			151,464
South Africa Government Bond				Total Long-Term Investments
Series R203
8.250% due 09/15/17	ZAR	4,960	416	(cost $669,013)		668,112
Series R209
6.250% due 03/31/36	ZAR	7,450	461	Common Stocks - 0.0%
Series R214				Financial Services - 0.0%
6.500% due 02/28/41	ZAR	17,150	1,072	Escrow GM Corp.(Å)	80,000	—
Titulos De Tesoreria B Bonds				Total Common Stocks
10.000% due 07/24/24	COP	6,724,900	3,047	(cost $—)		—
6.000% due 04/28/28	COP	1,169,200	382
			30,295	Preferred Stocks - 0.2%
United States Government Agencies - 0.4%				Financial Services - 0.1%
Federal Farm Credit Banks				XLIT, Ltd.	600	507
0.176% due 09/14/16		955	956

0.241% due 02/27/17 (Ê)		950	951	Technology - 0.1%
Federal Home Loan Banks				Verizon Communications, Inc.	32,300	847
3.150% due 06/28/17		1,080	1,080	Total Preferred Stocks
Federal Home Loan Mortgage Corp.
2.000% due 08/25/16		675	687	(cost $1,313)		1,354
			3,674
United States Government Treasuries - 17.4%				Options Purchased - 0.0%
United States Treasury Coupon				(Number of Contracts)
Principal Only STRIP				Swaptions
Zero coupon due 11/15/27		1,360	973	(Fund Receives/Fund Pays)
				USD 5.000%/USD Three Month LIBOR

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 67

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Jan 2019 0.00 Put (1)	1,095	(ÿ)	32	Zero coupon due 07/17/15 (ç)(460)		1,280	1,280
Total Options Purchased				Zero coupon due 07/20/15 (ç)(460)		4,300	4,300
(cost $74)			32
				Zero coupon due 07/29/15 (ç)(460)		2,355	2,355

Short-Term Investments - 30.4%				Zero coupon due 08/04/15 (ç)(460)		2,870	2,870
				First Investors Auto Owner Trust
Adam Aircraft Industries Term Loan				Series 2015-1A Class A1
12.255% due 05/23/16 (Å)	49		—	0.500% due 04/15/16 (Þ)		1,109	1,109

Anheuser-Busch InBev Worldwide, Inc.				Ford Credit Auto Lease Trust
0.800% due 07/15/15	1,230		1,230	Series 2013-A Class A3
2.875% due 02/15/16	240		243	0.600% due 03/15/16		54	54
Antalis US Funding Corp.				Ford Motor Credit Co. LLC
1.000% due 07/02/15 (ç)(460)	400		400	3.984% due 06/15/16		540	553
AT&T, Inc.				General Electric Capital Corp.
2.950% due 05/15/16	605		615	1.000% due 01/08/16		1,550	1,554
Series FRN				General Mills, Inc.
0.665% due 02/12/16 (Ê)	557		556	0.479% due 01/28/16 (Ê)		435	434
Bank of America Corp.				Series FRN
4.750% due 08/01/15	410		411	0.579% due 01/29/16 (Ê)		1,065	1,065
1.500% due 10/09/15	750		752	Goldman Sachs Group, Inc. (The)
				0.731% due 03/22/16 (Ê)		900	899
3.625% due 03/17/16	1,100		1,120
				Series GMTN
1.101% due 03/22/16 (Ê)	650		651
				3.700% due 08/01/15		1,520	1,523
Bank of America NA				Historic TW, Inc.
Series BKNT
				8.050% due 01/15/16		195	202
0.566% due 06/15/16 (Ê)	600		598

BBVA US Senior SAU				International Business Machines Corp.
				0.349% due 02/05/16 (Ê)		1,200	1,200
4.664% due 10/09/15	650		656
				IPALCO Enterprises, Inc.

Caisse Centrale Desjardins				7.250% due 04/01/16 (Þ)		400	418
2.650% due 09/16/15 (Þ)	410		412
Citigroup, Inc.				Japan Treasury Bills
				0.010% due 12/10/15 (460)	JPY	140,000	1,148
2.250% due 08/07/15	1,000		1,001
				JPMorgan Chase & Co.
4.587% due 12/15/15	700		712
				0.935% due 10/15/15 (Ê)		500	501
1.074% due 04/01/16 (Ê)	600		601
				1.125% due 02/26/16		750	752
Commonwealth Bank of Australia

0.483% due 06/03/16 (Ê)(Þ)	1,120		1,121	Series GMTN
				0.902% due 02/26/16 (Ê)		1,400	1,402

Concord Minutemen Capital Co., LLC				JPMorgan Chase Bank NA
1.000% due 07/01/15 (ç)(460)	600		600	Series BKNT
Credit Suisse				5.875% due 06/13/16		70	73
Series YCD

0.602% due 08/24/15 (ç)(Ê)(460)	1,290		1,290	Macquarie Bank, Ltd.
				3.450% due 07/27/15 (Þ)		400	401
Daimler Finance NA LLC

1.300% due 07/31/15 (Þ)	1,300		1,301	Merck & Co., Inc.
				0.466% due 05/18/16 (Ê)		350	350
Deutsche Bank AG

0.597% due 07/23/15 (ç)(460)	500		500	Metropolitan Life Global Funding I
				0.356% due 06/23/16 (Þ)		900	900
Drive Auto Receivables Trust				Morgan Stanley
Series 2015-BA Class A1
				0.755% due 10/15/15 (Ê)		530	530
0.460% due 06/15/16 (Þ)	1,465		1,465
				Nissan Auto Lease

eBay, Inc.				Series 2013-A Class A3
0.700% due 07/15/15	570		570
				0.610% due 04/15/16		148	148
Fannie Mae

5.432% due 02/01/16	860		873	PACCAR Financial Corp.
Federal Home Loan Bank Discount				0.546% due 02/08/16 (Ê)		125	125
Notes				Prestige Auto Receivables Trust
				Series 2015-1 Class A1
Zero coupon due 07/06/15 (ç)(460)	8,225		8,225
				0.500% due 04/15/16 (Þ)		1,183	1,183

See accompanying notes which are an integral part of the financial statements.

68 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
Private Export Funding Corp.				Other Assets and Liabilities,
Zero coupon due 11/02/15 (460)	530		530	Net - (7.2%)	(62,429)
Progress Energy, Inc.
5.625% due 01/15/16	40		41	Net Assets - 100.0%	871,843

Reckitt Benckiser Treasury Services PLC
Zero coupon due 11/09/15 (460)	800		799
Regency Markets No. 1 LLC
1.000% due 07/20/15 (ç)(460)	800		800
Royal Bank of Canada
0.800% due 10/30/15	745		746
Royal Bank of Scotland Group PLC
2.550% due 09/18/15	1,150		1,153
Russell U.S. Cash Management Fund	178,852,950	(8)	178,853
Sanofi SA
2.625% due 03/29/16	1,400		1,422
Santander Drive Auto Receivables Trust
Series 2015-1 Class A1
0.320% due 03/15/16	176		176
Series 2015-2 Class A1
0.450% due 05/16/16	801		801
Series 2015-3 Class A1
0.480% due 06/15/16	1,725		1,725
SMART Asset-Backed Securities Trust
Series 2015-1USA Class A1
0.400% due 03/14/16	861		861
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/16	200		208
UBS AG
0.270% due 07/31/15 (ç)(460)	750		750
United States Treasury Bills
Zero coupon due 08/20/15	7,680		7,680
Zero coupon due 09/03/15	100		100
Zero coupon due 09/10/15	14		14
0.035% due 12/10/15	3,090		3,089
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/16 (Æ)	3,039		3,053
United States Treasury Notes
0.250% due 04/15/16	7,145		7,143
Vodafone Group PLC
Series FRN
0.662% due 02/19/16 (Ê)	1,000		999
Willis Group Holdings PLC
4.125% due 03/15/16	210		214
World Omni Auto Receivables Trust
Series 2013-A Class A2A
0.730% due 05/16/16	385		385
Total Short-Term Investments
(cost $264,795)			264,774

Total Investments 107.2%
(identified cost $935,195)			934,272

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 69

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Adam Aircraft Industries – Term Loan	05/22/07	48,786	114.22	56	—
Escrow GM Corp.	04/21/11	80,000	—	—	—
					—

For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of			Notional	Expiration	(Depreciation)
			Contracts			Amount	Date	$
Long Positions
United States 2 Year Treasury Note Futures				162	USD	35,468	09/15	59
United States 5 Year Treasury Note Futures				477	USD	56,887	09/15	(51)
United States 10 Year Treasury Note Futures				347	USD	43,780	09/15	(206)
United States Treasury Long Bond Futures				113	USD	17,045	09/15	(373)
Short Positions
Euro-Bobl Futures				34	EUR	4,406	09/15	(28)
Euro-BTP Futures				19	EUR	2,474	09/15	13
Euro-OAT Futures				17	EUR	2,490	09/15	(12)
Japan Government 10 Year Bond Futures				4	JPY	587,880	09/15	(14)
Long Gilt Futures				28	GBP	3,240	09/15	51
United States 2 Year Treasury Note Futures				200	USD	43,787	09/15	(71)
United States 10 Year Treasury Note Futures				36	USD	4,542	09/15	10
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(622)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike			Notional	Expiration	Fair Value
	Call/Put	Contracts	Price			Amount	Date	$
Swaptions
(Fund Receives/Fund Pays)
USD 5.000%/USD Three Month LIBOR	Put	1		0.00		4,135	01/14/19	(42)
Total Liability for Options Written (premiums received $107)								(42)

Transactions in options written contracts for the period ended June 30, 2015 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding December 31, 2014					2	$116
Opened					—	—
Closed					(1)	(9)
Expired					—	—
Outstanding June 30, 2015					1	$107

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
Austrailia and New Zealand Banking Group		JPY	230,998		USD	1,865	07/27/15	(23)
Bank of America		USD	8,342	AUD		10,855	07/07/15	31
Bank of America		USD	2,498	AUD		3,256	08/07/15	9
Bank of America		USD	7,753		GBP	4,992	07/27/15	89

See accompanying notes which are an integral part of the financial statements.

70 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	8,457	JPY	1,036,363	08/07/15	15
Bank of America	USD	2,340	NZD	3,473	08/07/15	6
Bank of America	AUD	3,256	USD	2,503	07/07/15	(9)
Bank of America	AUD	10,855	USD	8,328	08/07/15	(31)
Bank of America	JPY	1,036,363	USD	8,453	07/07/15	(15)
Barclays	USD	1,845	SEK	15,100	07/27/15	(23)
Barclays	JPY	230,894	USD	1,865	07/27/15	(22)
Barclays	JPY	140,000	USD	1,122	12/10/15	(25)
Citibank	USD	1,839	EUR	1,674	07/27/15	28
Citibank	AUD	9,656	USD	7,433	07/27/15	(7)
Citibank	GBP	1,167	USD	1,851	07/27/15	18
Citibank	GBP	1,439	USD	2,286	07/27/15	26
Commonwealth Bank of Australia	USD	2,568	CHF	2,390	07/07/15	(11)
Commonwealth Bank of Australia	USD	8,560	CHF	7,968	07/07/15	(36)
Commonwealth Bank of Australia	USD	5,999	CHF	5,577	08/07/15	(25)
Commonwealth Bank of Australia	USD	6,031	EUR	5,389	07/07/15	(22)
Commonwealth Bank of Australia	USD	8,619	EUR	7,699	08/07/15	(32)
Commonwealth Bank of Australia	USD	2,598	SEK	21,383	07/07/15	(19)
Commonwealth Bank of Australia	USD	6,063	SEK	49,894	07/07/15	(45)
Commonwealth Bank of Australia	CHF	5,577	USD	5,992	07/07/15	25
Commonwealth Bank of Australia	CHF	2,390	USD	2,571	08/07/15	11
Commonwealth Bank of Australia	CHF	7,968	USD	8,569	08/07/15	36
Commonwealth Bank of Australia	EUR	7,699	USD	8,616	07/07/15	32
Commonwealth Bank of Australia	EUR	5,389	USD	6,034	08/07/15	23
Commonwealth Bank of Australia	SEK	21,383	USD	2,600	08/07/15	19
Commonwealth Bank of Australia	SEK	49,894	USD	6,067	08/07/15	43
HSBC	EUR	1,346	USD	1,504	07/31/15	2
JPMorgan Chase	USD	4,421	CAD	5,566	07/15/15	35
JPMorgan Chase	USD	2,622	JPY	321,456	08/17/15	6
JPMorgan Chase	USD	13	MXN	205	07/15/15	—
JPMorgan Chase	USD	1,861	MYR	6,800	07/15/15	(51)
JPMorgan Chase	USD	3,489	NOK	28,320	07/15/15	122
JPMorgan Chase	USD	1,030	PLN	3,760	07/15/15	(30)
JPMorgan Chase	USD	1,272	PLN	4,819	07/15/15	10
JPMorgan Chase	USD	2,719	SEK	23,885	07/15/15	163
JPMorgan Chase	USD	2,304	TWD	71,450	07/15/15	10
JPMorgan Chase	USD	318	ZAR	3,860	07/15/15	(1)
JPMorgan Chase	AUD	7,870	USD	6,091	08/17/15	34
JPMorgan Chase	BRL	2,052	USD	675	07/15/15	18
JPMorgan Chase	BRL	2,442	USD	776	07/15/15	(6)
JPMorgan Chase	BRL	2,840	USD	913	07/15/15	4
JPMorgan Chase	CHF	1,719	SEK	15,057	07/27/15	(23)
JPMorgan Chase	CHF	3,287	USD	3,364	07/15/15	(153)
JPMorgan Chase	CLP	1,319,553	USD	2,127	07/15/15	66
JPMorgan Chase	COP	521,808	USD	220	07/15/15	20
JPMorgan Chase	COP	1,249,446	USD	486	07/15/15	7
JPMorgan Chase	COP	1,736,000	USD	673	07/15/15	7
JPMorgan Chase	COP	8,594,781	USD	3,406	07/15/15	111
JPMorgan Chase	CZK	33,283	USD	1,290	07/15/15	(71)
JPMorgan Chase	EUR	1,622	USD	1,803	07/27/15	(6)
JPMorgan Chase	EUR	11,802	USD	13,231	07/27/15	69
JPMorgan Chase	EUR	1,697	USD	1,923	08/17/15	30
JPMorgan Chase	GBP	2,418	USD	3,733	08/17/15	(65)
JPMorgan Chase	IDR	28,792,681	USD	2,171	07/15/15	19
JPMorgan Chase	JPY	463,384	AUD	4,851	07/27/15	(50)
JPMorgan Chase	MXN	10,241	USD	671	07/15/15	20
JPMorgan Chase	MXN	22,379	USD	1,467	07/15/15	44
JPMorgan Chase	NOK	1,244	USD	161	07/15/15	2
JPMorgan Chase	NZD	4,052	USD	2,739	07/07/15	(6)
JPMorgan Chase	NZD	586	USD	405	08/17/15	9
JPMorgan Chase	NZD	17,728	USD	12,681	08/17/15	715
JPMorgan Chase	PEN	3,628	USD	1,138	07/15/15	(1)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 71

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	PEN	7,758	USD	2,447	07/15/15	11
JPMorgan Chase	TRY	5,488	USD	2,040	07/15/15	1
JPMorgan Chase	ZAR	4,182	USD	342	07/15/15	(1)
Royal Bank of Canada	USD	52	AUD	68	07/07/15	1
Royal Bank of Canada	USD	134	AUD	174	08/07/15	1
Royal Bank of Canada	USD	39	CHF	37	07/07/15	—
Royal Bank of Canada	USD	130	CHF	122	07/07/15	1
Royal Bank of Canada	USD	108	CHF	101	08/07/15	—
Royal Bank of Canada	USD	359	CHF	335	08/07/15	—
Royal Bank of Canada	USD	15	EUR	14	07/07/15	—
Royal Bank of Canada	USD	36	EUR	33	07/07/15	1
Royal Bank of Canada	USD	2,574	EUR	2,310	07/07/15	1
Royal Bank of Canada	USD	290	EUR	260	08/07/15	—
Royal Bank of Canada	USD	5,711	GBP	3,632	08/07/15	(6)
Royal Bank of Canada	USD	207	JPY	25,729	07/07/15	3
Royal Bank of Canada	USD	3	NOK	27	07/07/15	—
Royal Bank of Canada	USD	5	NOK	38	07/07/15	—
Royal Bank of Canada	USD	2,511	NOK	19,555	07/07/15	(17)
Royal Bank of Canada	USD	5,791	NOK	45,602	07/07/15	25
Royal Bank of Canada	USD	8,273	NOK	65,146	07/07/15	35
Royal Bank of Canada	USD	88	NOK	690	08/07/15	—
Royal Bank of Canada	USD	125	NOK	985	08/07/15	—
Royal Bank of Canada	USD	2,480	NOK	19,544	08/07/15	11
Royal Bank of Canada	USD	121	NZD	171	07/07/15	(5)
Royal Bank of Canada	USD	282	NZD	398	07/07/15	(13)
Royal Bank of Canada	USD	78	NZD	116	08/07/15	—
Royal Bank of Canada	USD	45	SEK	388	07/07/15	1
Royal Bank of Canada	USD	106	SEK	906	07/07/15	3
Royal Bank of Canada	USD	121	SEK	1,001	08/07/15	—
Royal Bank of Canada	USD	282	SEK	2,335	08/07/15	—
Royal Bank of Canada	AUD	228	USD	174	07/07/15	(2)
Royal Bank of Canada	AUD	52	USD	40	08/07/15	—
Royal Bank of Canada	CHF	86	USD	91	07/07/15	(1)
Royal Bank of Canada	CHF	235	USD	251	08/07/15	—
Royal Bank of Canada	EUR	1,666	GBP	1,180	07/27/15	(5)
Royal Bank of Canada	EUR	46	USD	51	07/07/15	(1)
Royal Bank of Canada	EUR	371	USD	414	08/07/15	—
Royal Bank of Canada	JPY	24,488	USD	200	08/07/15	—
Royal Bank of Canada	JPY	303,563	USD	2,482	08/07/15	—
Royal Bank of Canada	NOK	12	USD	1	07/07/15	—
Royal Bank of Canada	NOK	19,544	USD	2,482	07/07/15	(11)
Royal Bank of Canada	NOK	45,629	USD	5,859	07/07/15	40
Royal Bank of Canada	NOK	65,184	USD	8,369	07/07/15	57
Royal Bank of Canada	NOK	296	USD	38	08/07/15	—
Royal Bank of Canada	NOK	45,602	USD	5,787	08/07/15	(25)
Royal Bank of Canada	NOK	65,146	USD	8,267	08/07/15	(35)
Royal Bank of Canada	NZD	4,052	USD	2,739	07/07/15	(6)
Royal Bank of Canada	SEK	21,771	USD	2,562	07/07/15	(64)
Royal Bank of Canada	SEK	50,800	USD	5,979	07/07/15	(148)
Royal Bank of Scotland	USD	543	JPY	67,253	07/31/15	7
Royal Bank of Scotland	AUD	520	USD	397	07/31/15	(4)
Standard Chartered	USD	3,671	NZD	5,310	07/27/15	(81)
State Street	USD	2,436	AUD	3,188	07/07/15	23
State Street	USD	8,162	JPY	1,010,634	07/07/15	96
State Street	AUD	10,627	USD	8,119	07/07/15	(78)
UBS	USD	6,020	CHF	5,663	07/07/15	38
UBS	USD	8,502	EUR	7,745	07/07/15	133
UBS	CHF	2,427	USD	2,580	07/07/15	(16)
UBS	CHF	8,090	USD	8,600	07/07/15	(54)
UBS	CHF	1,723	USD	1,851	07/27/15	6
UBS	EUR	2,324	USD	2,551	07/07/15	(40)
UBS	EUR	5,422	USD	5,951	07/07/15	(94)

See accompanying notes which are an integral part of the financial statements.

72 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Westpac	USD	2,347	NZD		3,303	07/07/15	(109)
Westpac	USD	5,476	NZD		7,706	07/07/15	(255)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							550

Index Swap Contracts (*)
Amounts in thousands
Fund Receives				Notional		Termination	Fair Value
Underlying Security	Counterparty			Amount		Date	$
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	12,361	08/31/15	(142)
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	9,111	10/30/15	(102)
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	8,087	11/30/15	(91)
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	4,044	11/30/15	(45)
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	18,954	04/29/16	(214)
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	20,949	04/29/16	(238)
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	12,500	06/30/16	—
Barclays Capital U.S. Aggregate Bond Index	Barclays			USD	22,501	06/30/16	—
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)							(832)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee ranging from 0.10% to 0.19%.

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays			Date	$
Barclays	USD	425	Three Month LIBOR	2.417%			11/15/27	(17)
Barclays	USD	425	Three Month LIBOR	2.481%			11/15/27	(22)
Citigroup	USD	850	Three Month LIBOR	2.714%			08/15/42	23
Citigroup	USD	685	Three Month LIBOR	3.676%			11/15/43	(109)
JPMorgan Chase	DKK	15,600	Three Month SIBOR	0.943%			05/05/25	110
JPMorgan Chase	HKD	17,800	Three Month HIBOR	2.160%			05/14/25	(3)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)								(18)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
						Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity			Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index		Goldman Sachs		USD	723	5.000%	06/20/20	52
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $45								52

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 73

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$75,150	$936	$76,086	8.7
Corporate Bonds and Notes	—	149,876	229	150,105	17.2
International Debt	—	51,242	—	51,242	5.9
Loan Agreements	—	4,279	—	4,279	0.5
Mortgage-Backed Securities	—	194,281	1,895	196,176	22.5
Municipal Bonds	—	4,791	—	4,791	0.5
Non-US Bonds	—	30,295	—	30,295	3.5
United States Government Agencies	—	3,674	—	3,674	0.4
United States Government Treasuries	—	151,464	—	151,464	17.4
Common Stocks	—	—	—	—	—
Preferred Stocks	1,354	—	—	1,354	0.2
Options Purchased	—	32	—	32	—*
Short-Term Investments	—	264,774	—	264,774	30.4
Total Investments	1,354	929,858	3,060	934,272	107.2
Other Assets and Liabilities, Net					(7.2)
					100.0
Other Financial Instruments
Futures Contracts	(622)	—	—	(622)	(0.1)
Options Written	—	(42)	—	(42)	(—)*
Foreign Currency Exchange Contracts	—	550	—	550	0.1
Index Swap Contracts	—	(832)	—	(832)	(0.1)
Interest Rate Swap Contracts	—	(18)	—	(18)	(—)*
Credit Default Swap Contracts	—	52	—	52	—*
Total Other Financial Instruments**	$(622)	$(290)	$—	$(912)

*      Less than .05% of net assets.
**    Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2015, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the periods ended June 30,
2015 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

74 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Fair Value of Derivative Instruments — June 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$32
Unrealized appreciation on foreign currency exchange contracts	—	2,429	—
Variation margin on futures contracts**	—	—	133
Interest rate swap contracts, at fair value	—	—	133
Credit default swap contracts, at fair value	52	—	—
Total	$52	$2,429	$298

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$755
Unrealized depreciation on foreign currency exchange contracts	—	1,879	—
Options written, at fair value	—	—	42
Index swap contracts, at fair value	—	—	832
Interest rate swap contracts, at fair value	—	—	151
Total	$—	$1,879	$1,780
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$2
Futures contracts	—	—	1,667
Options written	—	—	(199)
Index swap contracts	—	—	337
Interest rate swap contracts	—	—	(176)
Credit default swap contracts	200	—	—
Foreign currency-related transactions****	—	4,369	—
Total	$200	$4,369	$1,631

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$—	$178
Futures contracts	—	—	(1,320)
Options written	—	—	(6)
Index swap contracts	—	—	(867)
Interest rate swap contracts	—	—	316
Credit default swap contracts	14	—	—
Foreign currency-related transactions******	—	(1,391)	—
Total	$14	$(1,391)	$(1,699)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-
related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 75

Russell Investment Funds
Core Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
		Amounts			of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Options Purchased Contracts	Investments, at fair value	$32	$	— $	32
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,429		—	2,429
Futures Contracts	Variation margin on futures contracts	853		—	853
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	133		—	133
Credit Default Swap Contracts	Credit default swap contracts, at fair value	52		—	52
Total		$3,499	$	— $	3,499

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$151	$56	$	— $	95
Barclays	780	32		54	694
Citigroup	95	7		—	88
Commonwealth Bank of Australia	189	189		—	—
Goldman Sachs	157	—		123	34
HSBC	2	—		—	2
JPMorgan Chase	1,641	453		1,130	58
Royal Bank of Canada	180	180		—	—
Royal Bank of Scotland	7	4		—	3
State Street	119	78		—	41
UBS	178	172		—	6
Total	$3,499	$1,171		$1,307	$1,021

See accompanying notes which are an integral part of the financial statements.

76 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
					Gross	Net Amounts
					Amounts	of Liabilities
			Gross	Offset in the	Presented in
		Amounts of	Statement of		the Statement
		Recognized	Assets and		of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities		Liabilities
Futures Contracts	Variation margin on futures contracts		$42	$	— $	42
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		1,879		—	1,879
Options Written Contracts	Options written, at fair value		42		—	42
Index Swap Contracts	Index swap contracts, at fair value		832		—	832
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		151		—	151
Total			$2,946	$	— $	2,946

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^		Net Amount
Australia and New Zealand Banking Group	$23	$	— $		— $	23
Bank of America	56		56		—	—
Barclays	965		32		754	179
Citigroup	118		7		111	—
Commonwealth Bank of Australia	189		189		—	—
Goldman Sachs	39		—		39	—
HSBC	1		—		1	—
JPMorgan Chase	486		453		—	33
Royal Bank of Canada	339		180		—	159
Royal Bank of Scotland	4		4		—	—
Standard Chartered	81		—		—	81
State Street	78		78		—	—
UBS	204		172		—	32
Westpac	363		—		—	363
Total	$2,946		$1,171		$905	$870

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 77

Russell Investment Funds
Core Bond Fund

Statement of Assets and Liabilities — June 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$935,195
Investments, at fair value(>)	934,272
Cash	2,883
Cash (restricted)(a)(b)	3,084
Foreign currency holdings(^)	643
Unrealized appreciation on foreign currency exchange contracts	2,429
Receivables:
Dividends and interest	3,646
Dividends from affiliated Russell funds	15
Investments sold	42,529
Fund shares sold	18
Variation margin on futures contracts	853
Prepaid expenses	8
Interest rate swap contracts, at fair value(•)	133
Credit default swap contracts, at fair value(+)	52
Total assets	990,565

Liabilities
Payables:
Due to broker (c)(d)	1,306
Investments purchased	113,711
Fund shares redeemed	159
Accrued fees to affiliates	420
Other accrued expenses	180
Variation margin on futures contracts	42
Unrealized depreciation on foreign currency exchange contracts	1,879
Options written, at fair value(x)	42
Index swap contracts, at fair value(∞)	832
Interest rate swap contracts, at fair value(•)	151
Total liabilities	119,016

Net Assets	$871,843

See accompanying notes which are an integral part of the financial statements.

78 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Statement of Assets and Liabilities, continued — June 30, 2015 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,674
Accumulated net realized gain (loss)	5,600
Unrealized appreciation (depreciation) on:
Investments	(923)
Futures contracts	(622)
Options written	65
Index swap contracts	(832)
Interest rate swap contracts	(18)
Credit default swap contracts	7
Foreign currency-related transactions	534
Shares of beneficial interest	827
Additional paid-in capital	865,531
Net Assets	$871,843

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.54
Net assets	$871,843,337
Shares outstanding ($.01 par value)	82,701,681
Amounts in thousands
(^) Foreign currency holdings - cost	$482
(x) Premiums received on options written	$107
(+) Credit default swap contracts - premiums paid (received)	$45
(>) Investments in affiliates, Russell U.S. Cash Management Fund	$178,853
(•) Interest rate swap contracts - premiums paid (received)	$—
(8) Index swap contracts - premiums paid (received)	$—
(a) Cash Collateral for Futures	$2,229
(b) Cash Collateral for Swaps	$885
(c) Due to Broker for Futures	$176
(d) Due to Broker for Swaps	$1,130
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 79

Russell Investment Funds
Core Bond Fund

Statement of Operations — For the Period Ended June 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$34
Dividends from affiliated Russell funds	85
Interest	8,403
Total investment income	8,522

Expenses
Advisory fees	2,350
Administrative fees	214
Custodian fees	147
Transfer agent fees	19
Professional fees	53
Trustees’ fees	10
Printing fees	54
Miscellaneous	22
Expenses before reductions	2,869
Expense reductions	(170)
Net expenses	2,699
Net investment income (loss)	5,823

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	909
Futures contracts	1,667
Options written	(199)
Index swap contracts	337
Interest rate swap contracts	(176)
Credit default swap contracts	200
Foreign currency-related transactions	4,020
Net realized gain (loss)	6,758
Net change in unrealized appreciation (depreciation) on:
Investments	(9,649)
Futures contracts	(1,320)
Options written	(6)
Index swap contracts	(867)
Interest rate swap contracts	316
Credit default swap contracts	14
Foreign currency-related transactions	(1,334)
Net change in unrealized appreciation (depreciation)	(12,846)
Net realized and unrealized gain (loss)	(6,088)
Net Increase (Decrease) in Net Assets from Operations	$(265)

See accompanying notes which are an integral part of the financial statements.

80 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,823	$11,343
Net realized gain (loss)	6,758	23,868
Net change in unrealized appreciation (depreciation)	(12,846)	7,026
Net increase (decrease) in net assets from operations	(265)	42,237

Distributions
From net investment income	(6,132)	(12,125)
From net realized gain	(3,448)	(16,153)
Net decrease in net assets from distributions	(9,580)	(28,278)

Share Transactions*
Net increase (decrease) in net assets from share transactions	42,230	61,598
Total Net Increase (Decrease) in Net Assets	32,385	75,557

Net Assets
Beginning of period	839,458	763,901
End of period	$871,843	$839,458
Undistributed (overdistributed) net investment income included in net assets	$1,674	$1,983

* Share transaction amounts (in thousands) for the periods ended June 30, 2015 and December 31, 2014 were as follows:
	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	4,498	$47,982	9,002	$96,140
Proceeds from reinvestment of distributions	898	9,580	2,658	28,278
Payments for shares redeemed	(1,433)	(15,332)	(5,920)	(62,820)
Total increase (decrease)	3,963	$42,230	5,740	$61,598

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund 81

Russell Investment Funds
Core Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2015(1)	10.66	.07	(.07)	—	(.08)	(.04)
December 31, 2014	10.46	.15	.43	.58	(.17)	(.21)
December 31, 2013	10.81	.18	(.35)	(.17)	(.15)	(.03)
December 31, 2012	10.47	.25	.61	.86	(.25)	(.27)
December 31, 2011	10.51	.35	.14	.49	(.34)	(.19)
December 31, 2010	10.20	.37	.63	1.00	(.40)	(.29)

See accompanying notes which are an integral part of the financial statements.
Core Bond Fund 82

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(.12)	10.54	(.01)	871,843.67		.63	1.36	103
(.38)	10.66	5.55	839,458.69		.64	1.44	173
(.18)	10.46	(1.55)	763,901.67		.62	1.73	133
(.52)	10.81	8.38	676,018.72		.66	2.32	192
(.53)	10.47	4.68	545,608.72		.65	3.29	203
(.69)	10.51	10.02	471,898.75		.68	3.48	195

See accompanying notes which are an integral part of the financial statements.
Core Bond Fund 83

Russell Investment Funds
Global Real Estate Securities Fund

Shareholder Expense Example — June 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance
is based on an investment of $1,000 invested at the beginning of		Actual	(5% return
the period and held for the entire period indicated, which for this		Performance	before expenses)
Beginning Account Value
Fund is from January 1, 2015 to June 30, 2015.	January 1, 2015	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2015	$980.60	$1,020.18
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.57	$4.66
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period).
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

84 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.9%			Gecina SA(ö)	14,431	1,782
Australia - 5.5%			Klepierre - GDR(ö)	285,520	12,548
BGP Holdings PLC(Æ)(Å)	926,311	—	Mercialys SA(ö)	50,620	1,129
Dexus Property Group(ö)	163,888	917	Unibail-Rodamco SE(ö)	28,311	7,156
Federation Centres(ö)	3,580,458	8,052	Unibail-Rodamco SE(Ñ)(ö)	13,050	3,311
Goodman Group(ö)	1,073,771	5,181			28,732
GPT Group (The)(ö)	419,926	1,378
Investa Office Fund(ö)	157,782	460	Germany - 2.0%
Mirvac Group(ö)	755,968	1,077	Deutsche Annington Immobilien SE	55,327	1,560
Scentre Group(Æ)(ö)	3,382,636	9,770	Deutsche Euroshop AG	8,469	372
Shopping Centres Australasia Property			Deutsche Wohnen AG	446,905	10,239
Group(ö)	48,400	79	LEG Immobilien AG(Æ)	38,603	2,681
Stockland(ö)	1,443,725	4,537	Prime Office AG(Æ)	38,435	183
Westfield Corp.(Æ)(ö)	1,572,499	10,979			15,035
		42,430
			Hong Kong - 9.8%
Austria - 0.1%			Champion REIT(Æ)(ö)	716,593	393
Atrium European Real Estate, Ltd.(Æ)	71,652	330	Cheung Kong Property Holdings Ltd.(Æ)	79,000	655
Buwog AG(Æ)	9,218	179	Hang Lung Properties, Ltd. - ADR	254,000	752
		509	Henderson Land Development Co., Ltd.	211,710	1,446
			Hongkong Land Holdings, Ltd.	1,992,901	16,303
Brazil - 0.1%			Hysan Development Co., Ltd.	597,000	2,579
BR Malls Participacoes SA	79,900	374	Kerry Properties, Ltd.	522,000	2,037
BR Properties SA	83,200	280	Link REIT (The)(ö)	1,737,500	10,163
Iguatem Emp De Shopping Centers			New World Development Co., Ltd.	7,210,748	9,415
SA(Æ)	60,300	477	Shenzhen Investment, Ltd.(Ñ)	416,000	205
		1,131	Sino Land Co., Ltd.	402,000	670
			Sino-Ocean Land Holdings, Ltd.	332,000	251
Canada - 1.4%			Sun Hung Kai Properties, Ltd.	1,191,125	19,290
Allied Properties Real Estate Investment			Swire Properties, Ltd.	1,159,868	3,688
Trust(ö)	83,600	2,373	Wharf Holdings, Ltd. (The)	1,033,789	6,876
Boardwalk Real Estate Investment					74,723
Trust(Ñ)(ö)	14,100	639
Brookfield Canada Office Pro REIT(Æ)			Ireland - 0.1%
(ö)	23,070	499	Hibernia Reit Public Limited Co.(Æ)	346,678	487
Calloway Real Estate Investment Trust(ö)	8,612	199
Canadian Apartment Properties REIT(ö)	4,676	103	Italy - 0.4%
Canadian Real Estate Investment			Beni Stabili SpA SIIQ(ö)	3,884,414	2,882
Trust(ö)	42,900	1,458
Crombie Real Estate Investment			Japan - 11.6%
Trust(Æ)(ö)	30,465	304	Activia Properties, Inc.(Ñ)(ö)	229	1,939
First Capital Realty, Inc. Class A	50,702	726	Advance Residence Investment Corp.(ö)	143	350
H&R Real Estate Investment Trust(Ñ)(ö)	85,200	1,531	Aeon Mall Co., Ltd.	177,400	3,334
Pure Industrial Real Estate Trust(Æ)	105,807	399	Daibiru Corp.	6,300	58
RioCan Real Estate Investment Trust(ö)	107,388	2,302	Daiwa House Residential Investment
		10,533	Corp.(Æ)	85	358
			Daiwa Office Investment Corp.(ö)	57	273
China - 0.4%			Frontier Real Estate Investment Corp.(ö)	17	76
China Resources Land, Ltd.	116,000	374	GLP J-REIT(ö)	572	546
China Vanke Co., Ltd.(Æ)(Ñ)	1,244,700	3,049	Hulic Co., Ltd.	118,621	1,055
Dalian Wanda Commercial Properties			Hulic Reit, Inc.(ö)	1,797	2,558
Co., Ltd. Class H(Þ)	4,400	35	Japan Hotel REIT Investment Corp.
		3,458	(Æ)(Ñ)	2,881	1,915
			Japan Prime Realty Investment Corp.(ö)	20	62
Finland - 0.2%			Japan Real Estate Investment Corp.(ö)	627	2,845
Citycon OYJ(Æ)(Ñ)	275,798	689	Japan Retail Fund Investment Corp.(ö)	2,396	4,792
Sponda OYJ	176,560	652	Kenedix Office Investment Corp. Class
		1,341	A(ö)	191	957
			Kenedix Retail REIT Corp.(ö)	353	838
France - 3.8%			Mitsubishi Estate Co., Ltd.	1,014,000	21,784
Fonciere Des Regions(ö)	32,950	2,806

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 85

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mitsui Fudosan Co., Ltd.	820,129	22,898	Swiss Prime Site AG Class A(Æ)	21,197	1,608
Mori Hills REIT Investment Corp. Class					3,527
A(ö)	1,206	1,560
Nippon Building Fund, Inc.(ö)	438	1,916	United Kingdom - 7.1%
Nippon Prologis REIT, Inc.(ö)	592	1,090	Big Yellow Group PLC(ö)	354,765	3,550
Nomura Master Real Estate Fund, Inc.			British Land Co. PLC (The)(ö)	280,072	3,496
(Æ)	1,607	2,042	Capital & Counties Properties PLC	83,576	571
Nomura Real Estate Office Fund, Inc.			Capital & Regional PLC(ö)	706,901	638
Class A(ö)	531	2,407	Derwent London PLC(ö)	110,535	5,903
NTT Urban Development Corp.	88,900	884	Grainger PLC	72,579	261
Orix JREIT, Inc.(ö)	370	533	Great Portland Estates PLC(ö)	384,386	4,693
Premier Investment Corp.(ö)	15	83	Green REIT PLC(Æ)	154,302	252
Sumitomo Realty & Development Co.,			Hammerson PLC(ö)	959,163	9,288
Ltd.	158,000	5,538	Helical Bar PLC	3,526	22
Tokyo Tatemono Co., Ltd.	102,000	1,413	Intu Properties PLC Class H(ö)	201,004	971
Tokyu Fudosan Holdings Corp.	358,500	2,775	Land Securities Group PLC(ö)	969,309	18,324
Tokyu REIT, Inc.(ö)	60	74	LXB Retail Properties(Æ)	377,103	521
United Urban Investment Corp.(ö)	1,107	1,565	Quintain Estates & Development
		88,518	PLC(Æ)	716,618	1,194
			Safestore Holdings PLC(ö)	46,605	207
Netherlands - 1.7%			Segro PLC(ö)	151,310	963
Eurocommercial Properties NV	23,624	987	Shaftesbury PLC(ö)	36,251	494
NSI NV(ö)	599,290	2,365	ST Modwen Properties PLC	48,515	346
Wereldhave NV(ö)	165,986	9,450	UNITE Group PLC (The)	210,123	1,886
		12,802	Urban&Civic plc(Æ)	146,330	581
			Workspace Group PLC(ö)	14,997	212
Norway - 0.1%					54,373
Entra ASA(Æ)(Þ)	71,793	669
Norwegian Property ASA(Æ)	111,972	138	United States - 48.8%
		807	Acadia Realty Trust(ö)	22,457	654
			Alexandria Real Estate Equities, Inc.(ö)	11,975	1,048
Singapore - 2.2%			American Campus Communities, Inc.(ö)	45,786	1,725
Ascendas Real Estate Investment			American Homes 4 Rent Class A(ö)	84,696	1,358
Trust(Æ)(ö)	1,707,900	3,116	American Tower Corp. Class A(ö)	10,700	998
CapitaLand Commercial Trust(Æ)(ö)	61,000	71	Apartment Investment & Management
CapitaLand Mall Trust Class A(Æ)(ö)	229,400	365	Co. Class A(ö)	114,127	4,215
CapitaLand, Ltd.	2,602,000	6,754	AvalonBay Communities, Inc.(ö)	109,406	17,491
Global Logistic Properties, Ltd.	3,110,200	5,832	Belmond, Ltd. Class A(Æ)	203,897	2,546
Mapletree Industrial Trust(Æ)(ö)	623,500	723	BioMed Realty Trust, Inc.(ö)	221,097	4,276
SPH REIT(Æ)(ö)	202,700	157	Boston Properties, Inc.(ö)	102,255	12,377
UOL Group, Ltd.	45,900	236	Brixmor Property Group, Inc.(ö)	148,468	3,434
		17,254	Camden Property Trust(ö)	64,229	4,771
			Chesapeake Lodging Trust(ö)	63,242	1,928
Spain - 0.3%			Corporate Office Properties Trust(ö)	28,519	671
Hispania Activos Inmobiliarios SAU(Æ)	136,862	2,007	Cousins Properties, Inc.(ö)	386,064	4,007
Lar Espana Real Estate Socimi SA(ö)	68,711	759	CubeSmart Class A(ö)	27,640	640
		2,766	CyrusOne, Inc.(ö)	61,962	1,825

Sweden - 0.8%			DDR Corp.(ö)	441,882	6,831
Atrium Ljungberg AB(Æ)	33,428	438	DiamondRock Hospitality Co.(ö)	136,900	1,754
Castellum AB	112,700	1,582	Douglas Emmett, Inc.(ö)	172,186	4,639
Fabege AB	116,818	1,592	Duke Realty Corp.(ö)	64,534	1,198
Hufvudstaden AB Class A	99,778	1,213	EastGroup Properties, Inc.(ö)	24,632	1,385
Wihlborgs Fastigheter AB	74,212	1,207	Education Realty Trust, Inc.(ö)	62,774	1,969
		6,032	Empire State Realty Trust, Inc. Class
			A(ö)	293,400	5,005
Switzerland - 0.5%			Equinix, Inc.(ö)	9,500	2,413
Mobimo Holding AG(Æ)	649	132	Equity LifeStyle Properties, Inc. Class
PSP Swiss Property AG(Æ)	20,910	1,787	A(ö)	44,924	2,362
			Equity One, Inc.(ö)	17,650	412
			Equity Residential(ö)	294,685	20,679

See accompanying notes which are an integral part of the financial statements.

86 Global Real Estate Securities Fund

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Schedule of Investments, continued — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Essex Property Trust, Inc.(ö)	29,669	6,305		Washington Real Estate Investment
Extended Stay America, Inc.	113,517	2,131		Trust(ö)	28,900		750
Extra Space Storage, Inc.(ö)	154,945	10,106		Weingarten Realty Investors(ö)	51,938		1,698
Federal Realty Investment Trust(ö)	53,447	6,846		WP GLIMCHER, Inc.(ö)	134,805		1,824
Forest City Enterprises, Inc. Class A(Æ)	28,800	636					372,714
General Growth Properties, Inc.(ö)	214,040	5,492
Gramercy Property Trust, Inc.(ö)	69,561	1,626		Total Common Stocks
HCP, Inc.(ö)	8,649	315		(cost $658,867)			740,054
Health Care, Inc.(ö)	144,297	9,471
Healthcare Realty Trust, Inc.(ö)	121,853	2,835		Warrants & Rights - 0.0%
Healthcare Trust of America, Inc. Class				Finland - 0.0%
A(ö)	137,010	3,281		Citycon Oyj(Æ)
Hilton Worldwide Holdings, Inc.(Æ)	170,872	4,708		2015 Rights	250,451		27
Home Properties, Inc.(ö)	4,190	306
Host Hotels & Resorts, Inc.(ö)	555,364	11,013		Total Warrants & Rights
Hudson Pacific Properties, Inc.(ö)	122,434	3,473		(cost $—)			27
Icad, Inc.(ö)	22,723	1,622
InfraREIT, Inc.(ö)	30,227	857	Short	-Term Investments - 2.6%
Kilroy Realty Corp.(ö)	70,732	4,749		United States - 2.6%
Kimco Realty Corp.(ö)	143,160	3,227		Russell U.S. Cash Management Fund	19,561,630	(8)	19,562
La Quinta Holdings, Inc.(Æ)	107,805	2,463		Total Short-Term Investments
LaSalle Hotel Properties(ö)	96,505	3,421		(cost $19,562)			19,562
Liberty Property Trust(ö)	51,104	1,646
Macerich Co. (The)(ö)	59,158	4,413		Other Securities - 1.4%
Mack-Cali Realty Corp.(ö)	83,808	1,545		Russell U.S. Cash Collateral Fund(×)	10,388,980	(8)	10,389
Mid-America Apartment Communities,				Total Other Securities
Inc.(ö)	82,231	5,987		(cost $10,389)			10,389
Monogram Residential Trust, Inc.(ö)	168,011	1,515
National Health Investors, Inc.(ö)	25,000	1,558		Total Investments 100.9%
National Retail Properties, Inc.(ö)	81,562	2,855		(identified cost $688,818)			770,032
Omega Healthcare Investors, Inc.(ö)	103,202	3,543
Paramount Group, Inc.(ö)	144,273	2,475
Piedmont Office Realty Trust, Inc. Class				Other Assets and Liabilities, Net
A(ö)	113,047	1,989	-	(0.9%)			(6,545)
Prologis, Inc.(ö)	279,125	10,356		Net Assets - 100.0%			763,487
Public Storage(ö)	84,638	15,605
QTS Realty Trust, Inc. Class A(ö)	45,632	1,663
Realty Income Corp.(Ñ)(ö)	73,573	3,266
Regency Centers Corp.(ö)	122,234	7,209
Retail Opportunity Investments Corp.(ö)	141,811	2,215
Rexford Industrial Realty, Inc.(ö)	114,320	1,666
RLJ Lodging Trust(ö)	71,469	2,128
Senior Housing Properties Trust(ö)	84,777	1,488
Simon Property Group, Inc.(ö)	214,624	37,136
SL Green Realty Corp.(ö)	57,732	6,344
Sovran Self Storage, Inc.(ö)	13,528	1,176
Spirit Realty Capital, Inc.(ö)	250,412	2,421
Starwood Hotels & Resorts Worldwide,
Inc.	52,699	4,274
Starwood Waypoint Residential Trust(ö)	129,826	3,085
STORE Capital Corp.(ö)	68,013	1,367
Strategic Hotels & Resorts, Inc.(Æ)(ö)	118,700	1,439
Sun Communities, Inc.(ö)	69,940	4,324
Tanger Factory Outlet Centers, Inc.(ö)	77,944	2,471
Taubman Centers, Inc.(ö)	49,622	3,449
UDR, Inc.(ö)	195,268	6,255
Urban Edge Properties(ö)	31,310	651
Ventas, Inc.(ö)	135,213	8,396
Vornado Realty Trust(ö)	158,417	15,038

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 87

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Schedule of Investments, continued — June 30, 2015 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
			Number of		Notional		Expiration	(Depreciation)
			Contracts		Amount		Date	$
Long Positions
Dow Jones US Real Estate Index Futures				327	USD	9,097	09/15	(211)
FTSE/EPRA Europe Index Futures				303	EUR	6,405	09/15	36
Hang Seng Index Futures				8	HKD	10,482	07/15	(41)
MSCI Singapore Index ETS Futures				10	SGD	744	07/15	(4)
S&P/TSX 60 Index Futures				4	CAD	675	09/15	(5)
SPI 200 Index Futures				10	AUD	1,349	09/15	(25)
TOPIX Index Futures				16	JPY	260,880	09/15	(19)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(269)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	USD		77		AUD	100	09/16/15	—
Bank of America	USD		124		EUR	110	07/01/15	(1)
Bank of America	USD		112		EUR	100	09/16/15	—
Bank of America	USD		560		HKD	4,343	09/16/15	—
Bank of America	USD		161		JPY	20,000	09/16/15	2
Bank of America	USD		272		SGD	369	09/16/15	1
Bank of America	AUD		100		USD	77	09/16/15	—
Bank of America	EUR		35		USD	39	07/01/15	—
Bank of America	EUR		102		USD	115	07/01/15	1
Bank of America	EUR		200		USD	226	09/16/15	3
Bank of America	JPY		10,000		USD	81	09/16/15	(1)
Bank of Montreal	USD		341		EUR	300	09/16/15	(6)
Bank of New York	USD		7,318		EUR	6,501	09/16/15	(63)
Bank of New York	EUR		400		USD	451	09/16/15	5
Bank of New York	JPY		10,000		USD	81	09/16/15	(1)
Brown Brothers Harriman	USD		3		EUR	3	07/01/15	—
Brown Brothers Harriman	USD		18		EUR	16	07/01/15	—
Brown Brothers Harriman	USD		23		EUR	20	07/01/15	—
Brown Brothers Harriman	USD		76		EUR	68	07/02/15	—
Brown Brothers Harriman	USD		161		EUR	145	07/02/15	—
Brown Brothers Harriman	USD		—		JPY	—	07/01/15	—
Brown Brothers Harriman	EUR		57		USD	64	07/02/15	—
Brown Brothers Harriman	EUR		60		USD	67	07/02/15	—
Brown Brothers Harriman	GBP		15		USD	24	07/01/15	—
Citibank	USD		341		EUR	300	09/16/15	(6)
Commonwealth Bank of Australia	USD		1,036		AUD	1,356	09/16/15	6
Goldman Sachs	USD		29		GBP	19	07/02/15	—
Goldman Sachs	GBP		23		USD	35	07/02/15	—
HSBC	USD		478		CAD	590	09/16/15	(6)
HSBC	USD		560		HKD	4,343	09/16/15	—
HSBC	USD		272		SGD	369	09/16/15	1
JPMorgan Chase	EUR		200		USD	226	09/16/15	3
Standard Chartered	USD		1,865		JPY	231,708	09/16/15	31
State Street	USD		67		AUD	87	07/01/15	1
State Street	USD		154		AUD	202	07/01/15	1
State Street	USD		54		AUD	71	07/02/15	—
State Street	USD		117		AUD	152	07/02/15	1
State Street	USD		53		AUD	69	07/03/15	—
State Street	USD		169		AUD	220	07/03/15	—
State Street	USD		77		AUD	100	09/16/15	—
State Street	USD		3		EUR	2	07/01/15	—
State Street	USD		1		EUR	1	07/02/15	—
State Street	USD		14		EUR	12	07/02/15	—
State Street	USD		14		EUR	12	07/02/15	—

See accompanying notes which are an integral part of the financial statements.

88 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
State Street	USD	22	EUR		20	07/02/15	—
State Street	USD	561	EUR		500	09/16/15	(4)
State Street	USD	49	HKD		377	07/02/15	—
State Street	USD	20	HKD		159	07/03/15	—
State Street	USD	36	HKD		278	07/03/15	—
State Street	USD	39	HKD		302	07/03/15	—
State Street	USD	504	HKD		3,905	07/03/15	—
State Street	USD	129	HKD		1,000	09/16/15	—
State Street	USD	53	JPY		6,551	07/01/15	1
State Street	USD	56	JPY		6,906	07/01/15	1
State Street	USD	146	JPY		18,061	07/01/15	1
State Street	USD	460	JPY		56,887	07/01/15	3
State Street	USD	34	JPY		4,160	07/02/15	—
State Street	USD	78	JPY		9,547	07/02/15	—
State Street	USD	236	JPY		28,898	07/02/15	—
State Street	USD	80	JPY		9,817	07/03/15	—
State Street	USD	85	JPY		10,377	07/03/15	—
State Street	USD	97	JPY		11,865	07/03/15	—
State Street	USD	142	JPY		17,367	07/03/15	—
State Street	USD	162	JPY		20,000	09/16/15	2
State Street	USD	9	SEK		75	07/01/15	—
State Street	USD	10	SEK		84	07/01/15	—
State Street	USD	24	SEK		197	07/01/15	—
State Street	USD	25	SEK		209	07/01/15	—
State Street	USD	7	SEK		59	07/02/15	—
State Street	USD	18	SEK		147	07/02/15	—
State Street	USD	22	SEK		184	07/02/15	—
State Street	USD	23	SEK		188	07/02/15	—
State Street	USD	125	SEK		1,036	07/02/15	—
State Street	AUD	156	USD		120	07/01/15	(1)
State Street	AUD	292	USD		223	07/01/15	(2)
State Street	AUD	239	USD		183	07/02/15	(1)
State Street	AUD	309	USD		238	07/03/15	—
State Street	EUR	9	USD		10	07/02/15	—
State Street	HKD	88	USD		11	07/02/15	—
State Street	HKD	67	USD		9	07/03/15	—
State Street	JPY	1,420	USD		11	07/01/15	—
State Street	JPY	4,306	USD		35	07/01/15	—
State Street	JPY	5,041	USD		41	07/01/15	—
State Street	JPY	6,629	USD		54	07/01/15	(1)
State Street	JPY	14,928	USD		121	07/01/15	(1)
State Street	JPY	19,316	USD		156	07/01/15	(2)
State Street	JPY	49,164	USD		398	07/01/15	(5)
State Street	JPY	3,230	USD		26	07/02/15	—
State Street	JPY	3,334	USD		27	07/02/15	—
State Street	JPY	3,832	USD		31	07/02/15	—
State Street	JPY	7,022	USD		57	07/02/15	—
State Street	JPY	9,155	USD		74	07/02/15	—
State Street	JPY	13,060	USD		107	07/02/15	—
State Street	JPY	17,381	USD		141	07/02/15	(1)
State Street	JPY	1,936	USD		16	07/03/15	—
State Street	JPY	2,226	USD		18	07/03/15	—
State Street	JPY	3,046	USD		25	07/03/15	—
State Street	JPY	3,767	USD		31	07/03/15	—
State Street	JPY	5,920	USD		48	07/03/15	—
State Street	JPY	10,257	USD		84	07/03/15	—
State Street	JPY	10,262	USD		84	07/03/15	—
State Street	JPY	17,125	USD		140	07/03/15	—
State Street	JPY	26,883	USD		220	07/03/15	—
State Street	SGD	149	USD		110	07/01/15	—
State Street	SGD	6	USD		4	07/03/15	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(38)

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 89

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Global Real Estate Securities Fund

Schedule of Investments, continued — June 30, 2015 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value

Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets
Common Stocks
Australia	$—	$42,430	$—	$42,430	5.5
Austria	—	509	—	509	0.1
Brazil	1,131	—	—	1,131	0.1
Canada	10,533	—	—	10,533	1.4
China	74	3,384	—	3,458	0.4
Finland	—	1,341	—	1,341	0.2
France	7,156	21,576	—	28,732	3.8
Germany	—	15,035	—	15,035	2.0
Hong Kong	655	74,068	—	74,723	9.8
Ireland	—	487	—	487	0.1
Italy	—	2,882	—	2,882	0.4
Japan	—	88,518	—	88,518	11.6
Netherlands	—	12,802	—	12,802	1.7
Norway	—	807	—	807	0.1
Singapore	—	17,254	—	17,254	2.2
Spain	—	2,766	—	2,766	0.3
Sweden	—	6,032	—	6,032	0.8
Switzerland	—	3,527	—	3,527	0.5
United Kingdom	—	54,373	—	54,373	7.1
United States	371,092	1,622	—	372,714	48.8
Warrants & Rights	27	—	—	27	—*
Short-Term Investments	—	19,562	—	19,562	2.6
Other Securities	—	10,389	—	10,389	—*
Total Investments	390,668	379,364	—	770,032	100.9
Other Assets and Liabilities, Net					(0.9)
					100.0

Other Financial Instruments
Futures Contracts	(269)	—	—	(269)	(—)*
Foreign Currency Exchange Contracts	—	(38)	—	(38)	(—)*
Total Other Financial Instruments**	$(269)	$(38)	$—	$(307)

*    Less than .05% of net assets.
**   Futures and foreign currency exchange contract values reflect the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended June 30, 2015, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.

90 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Fair Value of Derivative Instruments — June 30, 2015 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$64
Variation margin on futures contracts*	36	—
Total	$36	$64

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$305	$—
Unrealized depreciation on foreign currency exchange contracts	—	102
Total	$305	$102
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,512	$—
Foreign currency-related transactions**	—	(644)
Total	$1,512	$(644)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(822)	$—
Foreign currency-related transactions***	—	122
Total	$(822)	$122

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 91

Russell Investment Funds
Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
		Amounts			of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities		Liabilities
Securities on Loan*	Investments, at fair value	$9,881	$	— $	9,881
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	64		—	64
Futures Contracts	Variation margin on futures contracts	54		—	54
Total		$9,999	$	— $	9,999

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$7	$2	$	— $	5
Bank of New York	5	5		—	—
Citigroup	434	—		434	—
Commonwealth Bank of Australia	6	—		—	6
Credit Suisse	519	—		519	—
Goldman Sachs	2,217	—		2,217	—
HSBC	1	1		—	—
JPMorgan Chase	1,413	—		1,410	3
Merrill Lynch	2,205	—		2,205	—
Standard Chartered	33	—		—	33
State Street	9	2		—	7
UBS	3,150	—		3,096	54
Total	$9,999	$10		$9,881	$108

See accompanying notes which are an integral part of the financial statements.

92 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2015 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
		Gross		Net Amounts
		Amounts		of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities		Liabilities
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	$102	$	— $	102
Total		$102	$	— $	102

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$3	$2	$	— $	1
Bank of Montreal	6	—		—	6
Bank of New York	61	5		—	56
Citigroup	6	—		—	6
HSBC	6	1		—	5
State Street	20	2		—	18
Total	$102	$10	$	— $	92

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 93

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities — June 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$688,818
Investments, at fair value(*)(>)	770,032
Cash (restricted)(a)	1,570
Foreign currency holdings(^)	1,653
Unrealized appreciation on foreign currency exchange contracts	64
Receivables:
Dividends and interest	2,464
Dividends from affiliated Russell funds	2
Investments sold	3,372
Fund shares sold	61
Foreign capital gains taxes recoverable	133
Variation margin on futures contracts	54
Prepaid expenses	7
Total assets	779,412

Liabilities
Payables:
Investments purchased	4,664
Fund shares redeemed	71
Accrued fees to affiliates	551
Other accrued expenses	148
Unrealized depreciation on foreign currency exchange contracts	102
Payable upon return of securities loaned	10,389
Total liabilities	15,925

Net Assets	$763,487

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(12,295)
Accumulated net realized gain (loss)	20,012
Unrealized appreciation (depreciation) on:
Investments	81,214
Futures contracts	(269)
Foreign currency-related transactions	(64)
Shares of beneficial interest	504
Additional paid-in capital	674,385
Net Assets	$763,487

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$15.13
Net assets	$763,487,216
Shares outstanding ($.01 par value)	50,446,673
Amounts in thousands
(^) Foreign currency holdings - cost	$1,664
(*) Securities on loan included in investments	$9,881
(>) Investments in affiliates, Russell U.S. Cash Management Fund and Russell U.S. Cash Collateral Fund	$29,951
(a) Cash Collateral for Futures	$1,570
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

94 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Operations — For the Period Ended June 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$11,675
Dividends from affiliated Russell funds	9
Securities lending income	56
Less foreign taxes withheld	(577)
Total investment income	11,163

Expenses
Advisory fees	3,178
Administrative fees	199
Custodian fees	181
Transfer agent fees	17
Professional fees	39
Trustees’ fees	9
Printing fees	45
Miscellaneous	18
Total expenses	3,686
Net investment income (loss)	7,477

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	25,627
Futures contracts	1,512
Foreign currency-related transactions	(347)
Net realized gain (loss)	26,792
Net change in unrealized appreciation (depreciation) on:
Investments	(48,185)
Futures contracts	(822)
Foreign currency-related transactions	123
Net change in unrealized appreciation (depreciation)	(48,884)
Net realized and unrealized gain (loss)	(22,092)
Net Increase (Decrease) in Net Assets from Operations	$(14,615)

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 95

Russell Investment Funds
Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,477	$12,894
Net realized gain (loss)	26,792	50,876
Net change in unrealized appreciation (depreciation)	(48,884)	35,483
Net increase (decrease) in net assets from operations	(14,615)	99,253

Distributions
From net investment income	(3,004)	(24,165)
From net realized gain	(7,512)	(32,525)
Net decrease in net assets from distributions	(10,516)	(56,690)

Share Transactions*
Net increase (decrease) in net assets from share transactions	11,242	76,400
Total Net Increase (Decrease) in Net Assets	(13,889)	118,963

Net Assets
Beginning of period	777,376	658,413
End of period	$763,487	$777,376
Undistributed (overdistributed) net investment income included in net assets	$(12,295)	$(16,768)

* Share transaction amounts (in thousands) for the periods ended June 30, 2015 and December 31, 2014 were as follows:
	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,245	$19,936	2,734	$42,340
Proceeds from reinvestment of distributions	643	10,516	3,585	56,689
Payments for shares redeemed	(1,186)	(19,210)	(1,437)	(22,629)
Total increase (decrease)	702	$11,242	4,882	$76,400

See accompanying notes which are an integral part of the financial statements.

96 Global Real Estate Securities Fund

(This page intentionally left blank)

Russell Investment Funds
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
June 30, 2015(1)	15.63	.15	(.44)	(.29)	(.06)	(.15)
December 31, 2014	14.68	.28	1.89	2.17	(.52)	(.70)
December 31, 2013	15.37	.31	.24	.55	(.63)	(.61)
December 31, 2012	12.65	.30	3.15	3.45	(.73)	—
December 31, 2011	13.92	.29	(1.25)	(.96)	(.31)	—
December 31, 2010	11.58	.33	2.29	2.62	(.28)	—

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 98

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)(f)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)(e)	Turnover Rate(d)
(.21)	15.13	(1.94)	763,487.93		.93	1.88	33
(1.22)	15.63	14.75	777,376.95		.95	1.76	64
(1.24)	14.68	3.70	658,413.93		.93	1.97	72
(.73)	15.37	27.56	608,360.95		.95	2.08	59
(.31)	12.65	(7.05)	470,964.95		.95	2.11	57
(.28)	13.92	22.92	493,896.99		.99	2.62	150

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 99

Russell Investment Funds

Notes to Schedules of Investments — June 30, 2015 (Unaudited)

Footnotes:
(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(460)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(232)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø)	In default.
(ß)	Illiquid security.
(x)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8)	Unrounded units

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

100 Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — June 30, 2015 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedules of Investments 101

Russell Investment Funds

Notes to Financial Highlights — June 30, 2015 (Unaudited)

(1)	For the period ended June 30, 2015 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and for certain funds, custody credit arrangements.
(c)	Less than $.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Periods less than one year are annualized.
(f)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.

102 Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements — June 30, 2015 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). These financial statements report on five of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust
Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the

Notes to Financial Statements 103

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as
Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as
Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest

104 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity and Aggressive Equity Funds had no transfers between Levels 1, 2, and 3 for the period ended June 30,
2015.

At the beginning of the period, the Non-U.S. Fund had transfers out of Level 1 into Level 2 representing financial instruments for which fair value pricing was applied. As of June 30, 2015, the amount transferred from Level 1 to Level 2 was $3,926,189.

At the beginning of the period, the Non-U.S. Fund had transfers out of Level 2 into Level 1 representing financial instruments for which fair value pricing was previously applied. As of June 30, 2015, the amount transferred from Level 2 to Level 1 was $440,709.

At the beginning of the period, the Core Bond Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources were not available. As of June 30, 2015, the amount transferred from Level 2 to Level 3 was
$174,831.

At the beginning of the period, the Core Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available. As of June 30, 2015, the amount transferred from Level 3 to Level 2 was
$3,914,523.

At the beginning of the period, the Global Real Estate Securities Fund had transfers out of Level 2 into Level 1 representing financial instruments for which fair value pricing was previously applied. As of June 30, 2015, the amount transferred from Level
2 to Level 1 was $1,169,908.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective Fund as applicable.

Notes to Financial Statements 105

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular
Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/
accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code
(the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At June 30, 2015, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2012 through December 31, 2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

106 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared Payable Funds
Quarterly April, July, October and mid-December Multi-Style Equity, Aggressive Equity, Core Bond and Global
Real Estate Securities Funds
Annually Mid-December Non-U.S. Fund
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management Company ("RIMCo"), the Funds’ adviser, or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

• Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

• Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The Non-U.S. and Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Non-U.S. and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at June 30, 2015. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation)
on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. The Non-U.S. Fund had a deferred capital gains tax liability of $2,647 as of June 30, 2015. The Non-U.S. Fund had $6,176 included in net realized gain (loss) on investments in the Statements of Operations related to capital gains taxes for the period ended June 30, 2015.

Notes to Financial Statements 107

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

Derivatives
To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The
Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2015, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended June 30, 2015, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

108 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2015	June 30, 2015
Non-U.S. Fund	$31,195,199	$ 27,800,041
Core Bond Fund	402,843,749	388,235,638
Global Real Estate Securities Fund	20,744,828	22,144,664

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2015	June 30, 2015
Non-U.S. Fund	$31,406,054	$ 27,851,220
Core Bond Fund	404,212,938	388,687,653
Global Real Estate Securities Fund	20,903,916	22,102,212

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended June 30, 2015, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

The Core Bond Fund’s options contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements.
The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Options Contracts Outstanding
Quarter Ended	March 31, 2015	June 30, 2015
Core Bond Fund	2	2

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily

Notes to Financial Statements 109

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended June 30, 2015, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Hedging and exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ futures contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	March 31, 2015	June 30, 2015
Multi-Style Equity Fund	310	275
Aggressive Equity Fund	88	78
Non-U.S. Fund	676	644
Core Bond Fund	2,189	1,437
Global Real Estate Securities Fund	530	678

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, index (total return)
and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The
Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

110 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

Credit Default Swaps
The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, sovereign issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and

Notes to Financial Statements 111

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2015, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended June 30, 2015, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the local notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2015	June 30, 2015
Core Bond Fund	$5,000,000		$722,700

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Fund to increased costs or margin requirements.

For the period ended June 30, 2015, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

112 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

The Core Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the local notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts
		Outstanding
Quarter Ended	March 31, 2015	June 30, 2015
Core Bond Fund	$6,712,573		$6,998,569

Index Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended June 30, 2015, the Core Bond Fund entered into index swaps primarily for the strategy of exposing cash to markets.

The Core Bond Fund’s index swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, volume is measured by the local notional amounts outstanding at each quarter end.

Index Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2015	June 30, 2015
Core Bond Fund	$ 46,136,750	$ 108,506,667

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended June 30, 2015, none of the Funds entered into currency swaps.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Notes to Financial Statements 113

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA, Master
Repo and Master Forward Agreements. Certain funds employ multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the
Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of June 30, 2015, the Core Bond Fund had no unfunded loan commitments.

Certificates of Participation
Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the
U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Core Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations,

114 Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.
The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher

Notes to Financial Statements 115

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Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal
National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in

116 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments
The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the Core Bond Fund may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds
The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

Notes to Financial Statements 117

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

3. Investment Transactions

Securities
During the period ended June 30, 2015, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Multi-Style Equity Fund	$213,445,924	$484,953,526
Aggressive Equity Fund	96,135,962	102,147,287
Non-U.S. Fund	65,856,932	71,327,709
Core Bond Fund	204,854,061	126,366,979
Global Real Estate Securities Fund	264,117,178	254,484,901
Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Core Bond Fund	$587,675,169	$630,524,420

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of June 30, 2015, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund,
an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

Brokerage Commissions
The Funds effect certain transactions through Recapture Services, a division of BNY ConvergeEX Execution Solutions LLC
(“BNY”) and its global network of unaffiliated correspondent brokers as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. BNY and SSGM are registered brokers and are not affiliates of the Funds or RIMCo. Trades placed through Recapture Services and SSGM and their correspondents are used (i) to obtain brokerage and research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Adviser to the Funds or
(ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain brokerage and research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIMCo may, with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers. In addition, RIMCo recommends targets for the amount of trading that money managers direct through Recapture Services and SSGM based upon several factors including asset class and investment style, among others.
Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by
RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a Frank Russell Company
("FRC") Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management

118 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Funds.

Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the
Funds through Recapture Services, and SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the
SCC once RIMCo’s research needs have been met, as determined annually in the Soft Money Commission budgeting process.

Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to
RIMCo.

4. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo advises the Funds and RFSC is the Funds’ administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of FRC (which is an indirect subsidiary of London Stock Exchange
Group plc). FRC provides ongoing money manager research to RIF and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of June 30, 2015, the Funds had invested $245,403,134 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $32,016,140 is invested in the Russell U.S. Cash Collateral
Fund, an unregistered fund advised by RIMCo.

The advisory fee is based upon the average daily net assets of each Fund and the administration fee is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.

	Annual Rate
Funds	Advisory (%)	Administrative (%)
Multi-Style Equity Fund	0.73	up to 0.05
Aggressive Equity Fund	0.90	up to 0.05
Non-U.S. Fund	0.90	up to 0.05
Core Bond Fund	0.55	up to 0.05
Global Real Estate Securities Fund	0.80	up to 0.05

The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2015:
	Advisory	Administrative
Multi-Style Equity Fund	$1,789,238	$122,550
Aggressive Equity Fund	1,121,173	62,287
Non-U.S. Fund	1,756,625	97,590
Core Bond Fund	2,350,271	213,661
Global Real Estate Securities Fund	3,178,371	198,648
RIMCo has agreed to certain waivers of its advisory fees as follows:

Notes to Financial Statements 119

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

For the Aggressive Equity Fund, RIMCo contractually agreed, until April 30, 2015, to waive 0.05% of its 0.90% advisory fee. The total amount of the waiver for the period ended June 30, 2015 was $41,219. There were no reimbursements during the period.

For the Non-U.S. Fund, RIMCo contractually agreed, until April 30, 2015, to waive 0.05% of its 0.90% advisory fee. The total amount of the waiver for the period ended June 30, 2015 was $64,093. There were no reimbursements during the period.

For the Core Bond Fund, RIMCo has contractually agreed, until April 30, 2016, to waive 0.02% (prior to May 1, 2015, the waiver was 0.05%) of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval.
The total amount of the waiver for the period ended June 30, 2015 was $170,022. There were no reimbursements during the period.

Transfer and Dividend Disbursing Agent
RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2015 were as follows:

Amount
Multi-Style Equity Fund	$10,784
Aggressive Equity Fund	5,481
Non-U.S. Fund	8,588
Core Bond Fund	18,802
Global Real Estate Securities Fund	17,481

Distributor
Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment
Company, pursuant to the distribution agreement with the Investment Company. The Distributor receives no compensation from
Investment Company for its services.

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended June 30, 2015 were as follows:

	Multi-Style Equity Aggressive Equity			Global Real Estate
	Fund	Fund Non-U.S. Fund Core Bond Fund Securities Fund
Advisory fees	$300,097	$188,382	$294,269	$378,685	$513,862
Administration fees	20,555	10,466	16,348	35,725	32,117
Transfer agent fees	1,809	921	1,439	3,144	2,826
Trustee fees	1,817	927	1,930	2,587	2,114
	$324,278	$200,696	$313,986	$420,141	$550,919

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Implementation Services Inc. (“RIS”). RIS is a registered broker and investment adviser and an affiliate of RIMCo. RIS uses a multi-venue trade management approach whereby RIS allocates trades among RIS’
network of independent brokers for execution, clearing and other services. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets RIMCo may manage to effect a Fund’s investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Act.

120 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

During the period ended June 30, 2015, the Funds have engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Act. As defined by the procedures, each transaction is effected at the current market price.

Board of Trustees
The Russell Fund Complex consists of RIC, which has 41 funds, Russell Investment Funds ("RIF"), which has 9 funds, and Russell
Exchange Traded Funds Trust (“RET”), which has no funds. Each of the Trustees is a Trustee of RIC, RIF and RET. During the
period, the Funds paid each of their independent Trustees a retainer of $102,000 per year; and each independent Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board attended in person. Each independent Trustee receives
$1,000 for attendance of telephonic board meetings, except for telephonic board meetings called pursuant to RIC, RIF and RET’s
Security Valuation and Pricing Procedures; and $500 for attendance of telephonic Committee meetings. Each independent Trustee is also paid $200 per hour for time spent for formal deposition preparation and in depositions related to the McClure litigation
(see note 8). The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the
Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $85,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex.

5. Federal Income Taxes
At June 30, 2015, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	10/31/2017
Non-U.S. Fund	$49,969,110

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) were as follows:

	Multi-Style Equity Aggressive Equity			Global Real Estate
	Fund	Fund	Non-U.S. Fund	Core Bond Fund		Securities Fund
Cost of Investments	$419,211,797	$229,986,608	$331,905,538	$936,382,371		$712,224,261
Unrealized Appreciation	$81,402,776	$43,222,437	$72,031,440	$24,864,661		$75,086,024
Unrealized Depreciation	(7,584,074)	(7,623,530)	(17,052,327)	(26,974,700)		(17,278,321)
Net Unrealized Appreciation (Depreciation)	$73,818,702	$35,598,907	$54,979,113	$(2,110,039	) $	57,807,703

6. Record Ownership
At June 30, 2015, the following shareholders of record or with greater than 10% of the total outstanding shares of each respective
Fund.

	# of Shareholders	%
Multi-Style Equity Fund	2	78.3
Aggressive Equity Fund	2	72.6
Non-U.S. Fund	2	74.2
Core Bond Fund	2	74.4
Global Real Estate Securities Fund	2	92.1

Notes to Financial Statements 121

Russell Investment Funds

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

7. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund, if any, that are illiquid.

8. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten Russell Investment Company funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global
Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-
Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate
Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District
Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.

9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

122 Notes to Financial Statements

Russell Investment Funds

Affiliated Brokerage Transactions — June 30, 2015 (Unaudited)

As mentioned in the Note 4 in the Notes to Financial Statements contained in this semi-annual report, the Funds utilize Russell
Implementation Services Inc. (“RIS”) and its independent brokers. RIS is a registered broker-dealer and investment adviser and an affiliate with RIMCo. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money manager, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers including assets RIMCo may manage to manage risk in a Fund’s investment portfolio and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the Funds. In addition, the Funds’ money managers may execute portfolio securities transactions with broker-dealers affiliated with the money manager as well as with brokers affiliated with other money managers.

Amounts retained by broker-dealers that were affiliated with RIMCo or the relevant money managers for the period ended June 30,
2015 from portfolio transactions effected for the Funds were as follows:

Fund Name	Amount
Multi-Style Equity Fund	$ 71
Aggressive Equity Fund	55,241
Non-U.S. Fund	22,488
Global Real Estate Securities Fund	39,835

Affiliated Brokerage Transactions 123

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Existing Investment Advisory Agreements
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve the continuation of the advisory agreements with RIMCo (the “Existing Agreements”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) on at least an annual basis and that the terms and conditions of each Existing Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Existing Agreements and the portfolio management contracts at a meeting held in person on May 19-
20, 2014 (the “Existing Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; (2) information and reports prepared by RIMCo relating to the profitability of each Fund to RIMCo; and
(3) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and its respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds.
In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the
Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain, but not all,
Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Existing Agreements and portfolio management contracts are collectively called the “Existing
Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”) with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Existing
Agreements and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 29, 2014 (the “Existing Agreement Information Review Meeting,” and together with the Existing
Agreement Evaluation Meeting, the “Existing Agreement Evaluation Meetings”), the Independent Trustees in preparation for the
Existing Agreement Evaluation Meeting met first with representatives of RIMCo and then in a private session with Independent
Counsel at which no representatives of RIMCo or the Funds’ management were present to review the Existing Agreement Evaluation
Information received to that date and, on the basis of that review, requested additional Existing Agreement Evaluation Information.
At the Existing Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent
Counsel to review additional Existing Agreement Evaluation Information received to that date. At the Existing Agreement Evaluation
Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Existing Agreements and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by
RIMCo at the Existing Agreement Evaluation Meetings as part of this review encompassed the Funds and all Other Russell Funds.
Information received by the Board, including the Independent Trustees, at the Existing Agreement Evaluation Meetings is included in the Existing Agreement Evaluation Information. Prior to voting at the Existing Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Independent Counsel to consider additional
Existing Agreement Evaluation Information received from RIMCo and management at the Existing Agreement Evaluation Meeting.
The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Funds employs a manager-of-managers method of investment and RIMCo’s advice that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated
Money Managers for all Funds. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it

124 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for a Fund; or (3) both a discretionary and a non-discretionary assignment.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the Existing Agreements for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple discretionary Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages the investment of each Fund’s cash and also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the discretionary Money Managers and portions of a Fund during transitions between Money Managers. RIMCo also may manage portions of a Fund based upon model portfolios provided by non-discretionary Money Managers. In all cases, Fund assets are managed directly by RIMCo pursuant to authority provided by the Existing Agreements.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIMCo itself. The Board has been advised that
RIMCo’s goal with respect to the Funds is to construct and manage diversified portfolios in a risk-aware manner. Each discretionary
Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money
Manager’s specified role in a Fund. For each Fund, RIMCo is responsible for, among other things, communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in or provide recommendations with respect to certain investment strategies for a
Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated.
In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment or strategy constraints from time to time for each Money Manager intended to capitalize on the strengths of that
Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore,
RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods has reflected, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the
Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers or their strategies in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Funds’ manager-of-
managers structure.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the Existing Agreements, including the following:

(1) The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

(2) The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

Basis for Approval of Investment Advisory Contracts 125

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

(3) Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

(4) Information provided by RIMCo as to expenses incurred by the Fund;

(5) Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund;
and

(6) Information provided by RIMCo concerning economies of scale and whether any scale economies are adequately shared with the
Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”)
and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the Funds’
compliance programs.

RIMCo is a wholly owned subsidiary of Frank Russell Company (“FRC”). At the time of the Existing Information Review Meeting,
FRC, in turn, was an indirect majority-owned subsidiary of The Northwestern Mutual Life Insurance Company (“NM”). Prior to the
Existing Agreement Information Review Meeting, NM publicly announced its intention to evaluate strategic alternatives for its majority interest in FRC. RIMCo advised the Board that this review could result in a transaction (“Transaction”) causing a change of control of RIMCo. At the Existing Agreement Information Review Meeting, the Board was advised by RIMCo that an unspecified number of parties had expressed an interest in a Transaction with NM but, to RIMCo’s knowledge, no formal proposals had been received to the date of the Existing Agreement Information Review Meeting. RIMCo, however, expected that proposals from one or more unidentified parties would be received shortly. RIMCo expressed its belief that any Transaction would not affect the activities of RIMCo in respect of the Funds or the structure of the Funds. However, the Board received no assurances in this regard directly from NM. Any
Transaction would result, among other things, in an assignment and termination of the Existing Agreements, as required by the 1940
Act and by the terms and conditions of the Existing Agreements. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Post-Transaction Agreement”) for the Existing Agreements and
thereafter to submit the Post-Transaction Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the
Existing Agreement Evaluation Meeting, the Board was advised by RIMCo that NM had entered into exclusive discussions with London
Stock Exchange Group plc (“LSEG”) regarding a possible Transaction. At both of the Existing Agreement Evaluation Meetings, the
Board discussed with RIMCo the need to assure continuity of services required for the Funds’ operations.

As noted above, RIMCo, in addition to managing the investment of each Fund’s cash, may directly manage a portion of certain Funds
(the “Participating Funds”) pursuant to the Existing Agreements, the actual allocation being determined from time to time by the
Participating Funds’ RIMCo portfolio manager. Beginning in 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Funds to modify such Funds’ overall portfolio characteristics by investing in securities or other instruments that
RIMCo believes will achieve the desired risk/return profiles for such Funds. RIMCo monitors and assesses Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Fund characteristics consistent with the Funds’ investment objectives and strategies. For U.S. equity Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector). For non-U.S. equity, global infrastructure and global real estate Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector or region). For fixed-income and alternative Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning, or interest rates). For all Funds, fund characteristics may be managed to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for each Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, exchange-

126 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

traded funds, exchange-traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions.
In addition, RIMCo may choose to use the cash equitization process to manage Fund characteristics in order to seek to achieve the desired risk/return profile for the Fund. RIMCo also may manage Fund assets directly to effect a Fund’s investment strategies.
RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Fund assets among Money Managers, increase Fund cash reserves or determine not to be fully invested. RIMCo’s
Direct Management Services generally are not intended to be a primary driver of the Funds’ investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Funds to carry out their investment programs. At the Existing Agreement Evaluation Meetings, RIMCo advised the Board of a likely expansion of its Direct Management Services. In connection with this expansion, RIMCo stated that it may provide Direct Management Services to additional Funds and expected that a larger portion of certain Funds may be managed directly by RIMCo pursuant to the Direct
Management Services. Additional Funds to be managed pursuant to the Direct Management Services may include some or all fixed income Funds. The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services other than via the cash equitization process in respect of Participating Funds, RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets that are directly managed and that the profits derived by RIMCo generally and from the
Participating Funds consequently may be increased incrementally, although RIMCo may incur additional costs in providing Direct
Management Services. The Board, however, also considered the potential benefits of the Direct Management Services to Participating
Funds; the limited amount of assets that to the date of the Existing Agreement Evaluation Meetings were being managed directly by
RIMCo pursuant to the Direct Management Services; and the fact that the aggregate Advisory Fees paid by the Participating Funds are not increased as a result of RIMCo’s direct management of Fund assets as part of the Direct Management Services or otherwise.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Existing
Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives. The Board noted RIMCo’s further past advice that the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each
Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each Fund had an Advisory
Fee which, compared with its Comparable Funds’ investment advisory fees on an actual basis, was ranked in the fourth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. The
Board considered that the actual Advisory Fee for each of the RIF Aggressive Equity Fund, RIF Non-U.S. Fund and RIF Core Bond
Fund was less than 5 basis points from the third quintile of its Expense Universe. The Board further considered RIMCo’s explanation of the reasons for the Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are fair and reasonable under the circumstances, notwithstanding such comparisons. Among other things, RIMCo noted that meaningful comparisons of investment advisory fees between funds affiliated with insurance companies issuing variable annuity and life policies and non-affiliated funds, such as the Funds, are difficult as insurance companies may allocate fees between the investment policies and their underlying funds.
The Board determined that it would continue to monitor the Funds’ Advisory Fees against the Funds’ Comparable Funds’ investment advisory fees.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for the Funds encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins”
in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’
Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio.

Basis for Approval of Investment Advisory Contracts 127

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

With respect to the RIF Global Real Estate Securities Fund, RIMCo noted that the Third-Party Information, to assure that the Fund’s
Expense Universe was large enough, included both global and U.S. real estate funds in the Expense Universe. According to RIMCo,
U.S. real estate funds generally have lower investment advisory fees, which lower the Expense Universe advisory fee median.

Based upon information provided by RIMCo, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”) by two insurance companies. At the Existing Agreement Evaluation Meetings, RIMCo advised the Board that it does not expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near or long term because of a declining interest by the insurance companies generally in variable insurance trusts, such as the Funds, as investment vehicles supporting their products. Notwithstanding this expectation, RIMCo expressed its belief that the Funds will remain viable in light of their cash inflows from current participating insurance companies. The Board considered, among other things, the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Funds, including the variability of Money Manager investment advisory fees.

As noted above, the Board at the Existing Agreement Information Review Meeting was advised by RIMCo of NM’s intent to evaluate strategic alternatives for its majority interest in FRC, and at the Existing Agreement Evaluation Meeting was advised by RIMCo that
NM had entered into exclusive discussions with LSEG regarding a possible Transaction. NM is one of the two insurance companies making the Funds available to their Insurance Contract Holders. At the Existing Agreement Information Review Meeting, RIMCo
expressed its belief that NM would continue to make the Funds available to its Insurance Contract Holders in the event of a Transaction.
However, the Board received no direct assurances in this regard directly from NM. If NM were to discontinue its participation in the
Funds, the Board considered that it is unlikely that the Funds would remain viable.

The Board also considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and Other Russell Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds and Other Russell Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the RIF Multi-Style Equity
Fund ranked in the third quintile of its Expense Universe. The total expenses for each of the other Funds ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the
Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

On the basis of the Existing Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Existing Agreement Evaluation Meetings by
RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of its respective Comparable Funds, (1) the Advisory Fee charged by
RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund; (2) the relative expense ratio of the Fund either was comparable to those of its Comparable
Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund were not excessive; (5) RIMCo’s profitability with respect to the
Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by
RIMCo; and (6) the Advisory Fee charged by RIMCo appropriately reflects any economies of scale realized by such Fund in light of various factors, including the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors

128 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

associated with the manager-of-managers structure employed by the Fund, including the variability of Money Manager investment advisory fees as well as the possible discontinuation of NM’s participation in the Funds.

The Board concluded that, under the circumstances and based on RIMCo’s performance information and reviews for each Fund, the performance of each of the Funds would be consistent with continuation of its Existing Agreement. The Board, in assessing the
Funds’ performance, focused upon each Fund’s performance for the 3-year period ended December 31, 2013 as most relevant but also considered Fund performance for the 1- and 5-year periods ended such date. In reviewing the Funds’ performance generally, the
Board took into consideration various steps taken by RIMCo beginning in 2012 to enhance the performance of certain Funds, including changes in Money Managers, and, in the case of Participating Funds, RIMCo’s implementation of its Direct Management Services, which may not yet be fully reflected in Fund investment results.

With respect to the RIF Core Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2013 and was ranked in the third quintile for each of the 1- and 5-year periods ended such date. RIMCo noted that the Fund’s relative underperformance for the 3-year period was largely attributable to the Fund’s meaningfully lower exposure to lower credit quality securities, which rallied during the period. RIMCo noted
that the Fund outperformed its benchmark for the same period.

With respect to the RIF Non-U.S. Fund, the Third-Party Information showed that the Fund’s performance for the 1- and 3-year periods ended December 31, 2013 was ranked in the second and third quintiles, respectively, of its Performance Universe and ranked in the fourth quintile of the Performance Universe for the 5-year period ended such date. RIMCo noted that the Fund outperformed its benchmark over the 3-year period.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner. The Board also considered the Money Manager changes that have been made since 2012 and that the performance of Money Managers continues to impact Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services, which continue to evolve in nature and scope, was not yet fully reflected in the Fund’s investment results. Lastly, the Board considered potential new strategies discussed at the Existing
Agreement Evaluation Meetings and prior Board meetings that may be employed by RIMCo in respect of certain Funds.

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund that continuation of its Existing
Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of each Existing
Agreement.

At the Existing Agreement Evaluation Meetings, with respect to the evaluation of the terms of portfolio management contracts with
Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and
RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Funds other than benefits from their soft dollar arrangements. The Existing
Agreement Evaluation Information described, and at the Existing Agreement Evaluation Meetings the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Existing Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange
Commission and by the Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Funds and percentage of Fund transactions effected pursuant to the soft dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Existing Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Fund portfolio transactions. At the Existing Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money

Basis for Approval of Investment Advisory Contracts 129

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Managers to the Board at the May 2014 meeting. RIMCo recommended that each of the other Money Managers be retained at its current or a reduced fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the standard fee rates charged by
Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of
Money Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Existing Agreement Evaluation Information, the Board
concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the Existing Agreements or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-
Fund basis and their determinations were made in respect of each Fund.

Subsequent to the Existing Agreement Evaluation Meeting, the Board received a proposal from RIMCo at a meeting held on May 20,
2014 to effect Money Manager changes for the Multi-Style Equity Fund and Global Real Estate Securities Fund, and at that same meeting to effect a Money Manager change for the Aggressive Equity Fund resulting from a Money Manager change of control for one of the Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money
Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards;
RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with
RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the
Money Manager; and the expected costs of transitioning Fund assets to the Money Manager. The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory Fees paid by the Funds, and the fact that the aggregate Advisory Fees paid by the Funds would not increase as a result of the implementation of the proposed Money
Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Approval of the Post-Transaction Agreement
On May 20, 2014, LSEG announced that it had entered into exclusive discussions with NM for the potential acquisition of FRC although there was no certainty that any agreement for a transaction would be reached. On June 26, 2014, the Board was advised by
FRC, and LSEG publicly announced, that LSEG had entered into a definitive agreement and plan of merger to acquire FRC, including both its index and investment management businesses. In its announcement (the “LSEG Announcement”), LSEG stated, among other things, that the investment management business would be the subject of “a comprehensive review to determine its positioning and fit with the Group” and that LSEG is “committed to maintaining a clear focus on client service, fund performance and management and employee stability, whilst ensuring appropriate standalone governance.” On June 27, 2014, the Board met by conference telephone call to discuss preliminarily the LSEG Announcement with representatives of FRC, RIMCo and LSEG.

In preparation for its evaluation of the Post-Transaction Agreement, the Independent Trustees, with the advice and assistance of
Independent Counsel, requested information to evaluate the Post-Transaction Agreement. In their requests for such information, the
Independent Trustees advised RIMCo of their intention to rely upon the Existing Agreement Evaluation Information in their evaluation of the Post-Transaction Agreement, if and to the extent the Existing Agreement Evaluation Information continued to be accurate and complete as of July 29, 2014. The Independent Trustees requested that RIMCo provide any updated and additional information

130 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

needed for the Board to consider whether the Post-Transaction Agreement should be approved. The foregoing information and other information provided by RIMCo and LSEG to the Board, including the Independent Trustees, in connection with its evaluation of the
Post-Transaction Agreement hereinafter is referred to collectively as the “Post-Transaction Agreement Evaluation Information.”

At a meeting held in person on July 17, 2014 (the “Post-Transaction Agreement Information Review Meeting”), the Board in further preparation for its evaluation of the Post-Transaction Agreement reviewed Post-Transaction Agreement Evaluation Information received to the date of that Meeting, first with senior representatives of FRC, RIMCo, Fund management and LSEG, and then in a private session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, and, on the basis of that review, requested additional information regarding the Transaction and its impact on RIMCo and the Funds.

The Board met in person on July 29, 2014 to consider approval of the Post-Transaction Agreement (the “Post-Transaction Agreement
Evaluation Meeting”). At the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees first met to review additional
Post-Transaction Agreement Information received to that date with representatives of FRC, RIMCo, Fund management, and LSEG.
Presentations made by FRC, RIMCo and LSEG at the Post-Transaction Agreement Information Review Meeting and the Post-
Transaction Agreement Evaluation Meeting (together, the “Transaction Board Meetings”), as part of this review, encompassed all of the Funds and the Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Transaction
Board Meetings is included in the Post-Transaction Agreement Evaluation Information. Presentations made by FRC, RIMCo and
LSEG at the Transaction Board Meetings are included in the Post-Transaction Agreement Evaluation Information. Prior to voting at the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees met in executive session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, to review additional Post-Transaction Agreement
Evaluation Information received prior to and at the Meeting. The discussion below reflects all of these reviews.

The Board’s evaluation of the Post-Transaction Agreement reflected the Post-Transaction Agreement Evaluation Information and
other information received by the Board during the course of the year or prior years (including the Existing Agreement Evaluation
Information, as supplemented by RIMCo through the date of the Post-Transaction Agreement Evaluation Meeting) and the findings made by the Board in respect of the Existing Agreement at the Existing Agreement Evaluation Meeting. The Independent Trustees’
evaluations of the Post-Transaction Agreement also reflected the knowledge and familiarity gained as Board members of the Funds and
Other Russell Funds with respect to services provided by RIMCo, RIMCo’s affiliates, and each Money Manager to the Funds under the Existing Agreement and services proposed to be provided to the Funds under the Post-Transaction Agreement. The Board noted
the short period of time since the Existing Agreement Evaluation Meeting and that information provided by RIMCo to update and supplement the Existing Agreement Evaluation Information through the date of the Post-Transaction Agreement Evaluation Meeting did not affect the conclusions reached by the Board at the Existing Agreement Evaluation Meeting.

In approving the Post-Transaction Agreement, the Board considered all factors it believed relevant in exercising its business judgment, including the following:

(1) the reputation, financial strength and resources of LSEG;

(2) LSEG is a diversified international market infrastructure and capital markets business;

(3) LSEG’s advice that it has a strong track record of successful acquisitions and owning regulated businesses and that its regulatory and compliance history is strong;

(4) LSEG is not engaged in the mutual fund or investment management businesses, with the result that there will be no overlap of mutual fund products to address in the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

(5) LSEG’s advice that the outcome of the comprehensive review and its effect on FRC’s investment management business would not be prejudged and that one part of the review is to determine whether the FRC investment management business would be more valuable as part of the LSEG organization or as part of an organization with existing investment management activities;

(6) LSEG’s assurances that there were no circumstances that could be envisaged at the time of the Post-Transaction Agreement
Evaluation Meeting under which the Funds may be left without an investment manager to conduct their investment programs and that, whatever the outcome of the comprehensive review and for as long as it owns the FRC investment management business, it is committed to maintaining the existing clear focus on client service and fund performance in FRC’s investment management business;

Basis for Approval of Investment Advisory Contracts 131

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

(7) LSEG’s stated intention that the FRC investment management business will operate independently of the rest of LSEG and its expectation that the impact of the Transaction on the Funds will be broadly neutral, with no material improvements or disadvantages, although the Funds may benefit to some extent from the ownership of the FRC investment management business by a company with world class technology, operational competencies, and financial strength;

(8) LSEG’s advice that, as part of the comprehensive review, it will provide continued strong support and investment for growth and innovation, and pay particular attention to creating appropriate standalone governance and operations for FRC’s investment management business while also focusing on maintaining strong management and employee continuity;

(9) the Post-Transaction Agreement Evaluation Information did not identify any conflicts of interest that would arise following completion of the Transaction but LSEG did advise the Board that it is continuing to work with FRC to establish the scope of affiliated business and to assess whether modifications to FRC’s compliance policies and procedures and/or other steps are appropriate. The Board was advised that it would be apprised of any material issues that are subsequently identified.

(10) LSEG’s expectation that there will be no diminution in the nature, scope and overall quality of services provided to the Funds and their shareholders, including administrative, regulatory and compliance services, as a result of the Transaction. In this regard, the Post-Transaction Agreement Evaluation Information stated, among other things:

• LSEG intends to maintain the existing nature and quality of services provided to the Funds by RIMCo.

• In connection with or as a result of the Transaction, LSEG anticipates that RIMCo will maintain the resources, operations, staffing and other functions required for the operation or administration of the Funds.

• No changes are expected by LSEG in RIMCo’s investment strategies and practices in respect of the Funds as a result of the
Transaction, including the manager-of-managers structure employed by the Funds that are not Funds of Funds (the “Manager-of-
Managers Funds”) and employed indirectly by the Funds of Funds through their investments in the Manager-of-Managers Funds.

(11) RIMCo’s understanding, based on discussions with NM, that NM intends to continue its participation in the Funds following the
Transaction, and RIMCo’s advice that if NM redeems all assets from the Funds, the Funds likely would need to be liquidated;

(12) advice from RIMCo and LSEG that there is no intention to propose any immediate changes to any of the Funds’ third-party service providers, thereby assuring continuation of services needed for the Funds’ operations and minimizing complications in connection with the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

(13) at the Existing Agreement Evaluation Meetings, the Board had performed a full annual review of the Existing Agreement, as required by the 1940 Act, and had reapproved the Existing Agreement, concluding, among other things, that the Advisory Fee for each Fund was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund;

(14) the terms and conditions of the Post-Transaction Agreement are substantially the same as those of the Existing Agreement, which will terminate automatically upon completion of the Transaction, and the Post-Transaction Agreement will not change any Fund’s
Advisory Fee (on a contractual or actual basis), expense ratio, profitability, economies of scale, or other fees or benefits received by RIMCo and its affiliates as a result of their relationships with the Fund;

(15) FRC and/or its affiliates and LSEG, not the Funds, will bear all costs of meetings, preparation of proxy materials and solicitation in connection with obtaining approvals of the Post-Transaction Agreement;

(16) there will be no changes to the Independent Trustees of the Board in connection with the Transaction, assuring continuity of the
Funds’ supervision and oversight;

(17) LSEG’s assurances that for a period of two years following the effective date of the Post-Transaction Agreement, it will use reasonable best efforts not to engage in activities that would impose an “unfair burden” on the Funds within the meaning of
Section 15(f) of the 1940 Act;

(18) the Board’s belief that shareholders have purchased and retained their Fund shares based upon the reputation, investment record, and investment philosophies and strategies employed by RIMCo in managing the Funds (including the manager-of-managers

132 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

structure employed by the Manager-of-Managers Funds and employed indirectly by the Funds of Funds through their investments in the Manager-of-Managers Funds); and

(19) the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of those Funds, and the Board’s belief that, at the current expense ratio of each Manager-of-Managers Fund, there would likely be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy selected by shareholders in purchasing their shares of Manager-of-Managers Funds which employ a manager-of-managers structure or Funds of Funds that indirectly employ a manager-of-managers strategy through their investments in the Underlying Funds.

In evaluating the Post-Transaction Agreement, the Board considered the possibility that, depending upon the results of the comprehensive review, the FRC investment management business would be conducted pursuant to the Post-Transaction Agreement as an independent part of the LSEG organization following completion of the Transaction, without any significant diminution expected in the nature, scope and overall quality of services provided to the Funds, and without any expected effect on the Funds’ Advisory Fees (contractual or actual), expenses, profitability, economies of scale, or other fees or benefits to FRC or RIMCo or their affiliates from their Fund relationships.
However, the Independent Trustees were unable on the basis of the Post-Transaction Agreement Evaluation Information to determine the outcome of the comprehensive review or its effects, if any, on the FRC investment management business generally or on any of the investment advisory and other services that RIMCo and other FRC affiliates provide to the Funds under the Existing Agreement.
Among other things, the Board could not determine whether or for how long FRC’s investment management business will continue as part of the LSEG organization following conclusion of the comprehensive review. In its deliberations, the Board considered the above and other relevant factors in light of the uncertain outcome and effects of the comprehensive review and, consequently, identified the principal factor in determining whether to approve the Post-Transaction Agreement as the need to provide for uninterrupted investment advisory and other services required for the operations of the Funds following the automatic termination of the Existing Agreement upon completion of the Transaction. No other single factor reviewed by the Board was identified by the Board as a principal factor in determining whether to approve the Post-Transaction Agreement and each Board member attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made separately in respect of each Fund. After careful consideration of all factors, principally the need for continuation of investment advisory and other services required for the operation of the Funds following termination of the Existing Agreement, the Board believed that approval of the Post-Transaction Agreement would be in the best interests of each Fund and its shareholders for a period ending two years from the date of the Post-Transaction Agreement, but advised Fund management of its intention (subject to the outcome of the comprehensive review) to evaluate the continuance of the Post-Transaction Agreement within one year of its effectiveness, although not required to do so by the terms of the Post-Transaction Agreement or the 1940 Act. The Independent Trustees were advised by
Independent Counsel throughout the process of evaluating the Post-Transaction Agreement. Prior to the Post-Transaction Agreement
Information Review Meeting, the Board received a memorandum from Fund Counsel discussing its responsibilities in connection with its evaluation of the Post-Transaction Agreement and the Independent Trustees separately received a memorandum discussing such responsibilities from Independent Counsel.

Approval of the New Agreement
At the in-person Transaction Board Meetings, the Board considered approval of a new investment advisory agreement between each
Fund and RIMCo that reflects updated terms and, if approved by shareholders, will go into effect in lieu of the Post-Transaction
Agreement following the Transaction or, if the Transaction is not consummated, will replace the Fund’s Existing Agreement (the “New
Agreement”). In preparation for its evaluation of the New Agreement, the Board reviewed information from RIMCo regarding the New
Agreement (the “New Agreement Evaluation Information”) at the Post-Transaction Agreement Information Review Meeting. At the
Post-Transaction Agreement Information Review Meeting, the Independent Trustees met first with representatives of RIMCo and Fund management and then in a private session with Independent Counsel, at which no representatives of RIMCo or Fund management were present, to review the New Agreement Evaluation Information.

The Independent Trustees considered approval of the New Agreement at the Post-Transaction Agreement Evaluation Meeting. The
Board, including the Independent Trustees, first met with representatives of RIMCo and Fund management to discuss the New
Agreement Evaluation Information. Prior to voting on approval of the New Agreement, the Independent Trustees met in a private session with Independent Counsel, at which no representatives of RIMCo or Fund management were present, to review additional
New Agreement Evaluation Information received prior to and at the Post-Transaction Agreement Evaluation Meeting. The discussion reflects all of these reviews.

Basis for Approval of Investment Advisory Contracts 133

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Presentations made by RIMCo at the Transaction Board Meetings regarding the New Agreement encompassed all of the Funds.

In evaluating the New Agreement, the Board considered all factors it believed relevant in exercising its business judgment, including the following:

(1) the Board had performed a full annual review of the Existing Agreement at the Existing Agreement Evaluation Meeting and had
reapproved the Existing Agreement, concluding, among other things, that the Advisory Fee of each Fund was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to each Fund;

(2) the New Agreement reflects current industry practices and also expressly addresses RIMCo’s overall investment management responsibilities, including the delegation of such management to Money Managers with discretionary authority, the implementation of recommendations from Money Managers with non-discretionary authority, direct management of all of a Fund’s assets by
RIMCo, or any combination thereof;

(3) RIMCo believes that the permission afforded by the New Agreement to use non-discretionary Money Managers with respect to a Fund’s entire portfolio will enhance RIMCo’s ability to determine how best to manage the Fund’s assets, and will allow RIMCo the flexibility to more efficiently and effectively manage Fund assets consistent with a Fund’s objective and to create a more customized investment program for each Fund, depending upon the particular characteristics and objectives of that Fund;

(4) in the case of certain Funds, RIMCo believes that a more extensive use of non-discretionary Money Managers may provide an opportunity to better manage transaction costs and the tax impact associated with trading portfolio securities;

(5) the New Agreement will not change any Fund’s investment objective nor will it change any Fund’s Advisory Fee rate or total expense ratio;

(6) the Advisory Fee paid by each Fund to RIMCo encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund. Fees paid by RIMCo from the Advisory Fee to non-discretionary Money Managers, who provide model portfolios to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells portfolio investments for a Fund, may be less than fees that would be paid to discretionary Money Managers, who make and implement their investment decisions to buy or sell portfolio investments for a Fund. While the Board did not receive any information concerning any additional benefits to RIMCo in connection with an expanded use of non-discretionary Money
Managers, during the time, and to the extent, that RIMCo utilizes non-discretionary Money Managers rather than discretionary
Money Managers in respect of the Funds, RIMCo may retain a larger portion of the Advisory Fee and the profits derived by RIMCo generally and from the Funds consequently may be increased; and

(7) if in the future RIMCo determines to change the “multi-manager” approach of any of the existing Funds, RIMCo will discuss such change in advance with the Board and seek any Board approval determined appropriate by RIMCo. In addition, if this were to occur, shareholders would be notified in advance of a change in their Fund’s multi-manager approach. This process will provide notice to shareholders of any material change in their Fund’s investment program and also may help to mitigate any potential conflict of interest inherent in RIMCo’s expanded use of non-discretionary Money Managers.

In their deliberations, the Trustees did not identify any particular information as to the New Agreement that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund. After careful consideration of the above and all other factors considered to be relevant by the Board, the Board believed that approval of the New Agreement would be in the best interests of each Fund and its shareholders. The Independent Trustees were represented by Independent Counsel throughout the process of evaluating the New Agreement.

Approval of Money Manager Contracts
Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on February 23, 2015 to effect Money Manager changes for the Aggressive Equity Fund. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the

134 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager. The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory Fees paid by the Fund, and the fact that the aggregate Advisory Fees paid by the Fund would not increase as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIMCo.

Basis for Approval of Investment Advisory Contracts 135

Russell Investment Funds

Shareholder Requests for Additional Information — June 30, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

136 Shareholder Requests for Additional Information

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — June 30, 2015
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex
consists of Russell Investment Company (“RIC”), which has 41 funds, Russell Investment Funds (“RIF”), which has 9 funds, and
Russell Exchange Traded Funds Trust (“RET”), which has no funds. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an audit committee financial expert; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-
profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office*	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
# Sandra Cavanaugh,	President and Chief	Until successor	• President and CEO RIC, RIF and	50	None
Born May 10, 1954	Executive Officer	is chosen and	RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President
18th Floor, Seattle, WA	Trustee since 2010	Trustees	and CEO, Russell Financial Services,
98101		Appointed until	Inc. (“RFS”)
		successor is	• Chairman of the Board, President
		duly elected and	and CEO, Russell Fund Services
		qualified	Company (“RFSC”)
• Director, RIMCo
• Chairman of the Board, President and
CEO Russell Insurance Agency, Inc.
(“RIA”) (insurance agency)

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 137

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	50	None
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)
1301 Second Avenue,		duly elected and
18th Floor, Seattle, WA		qualified
98101

Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	50	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P.S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

*	Each Trustee is subject to mandatory retirement at age 72.

138 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	50	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,		duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA		qualified	company)		SPDR Funds
98101			• Until December 31, 2014,		(investment
			Chairperson of Audit Committee,		company)
			Select Sector SPDR Funds		• Trustee, ALPS
			(investment company)		Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	50	None
Born June 6, 1946	Chairman of the	successor is	• June 2004 to June 2014, Senior Vice
1301 Second Avenue,	Audit Committee	duly elected and	President and Chief Financial Officer,
18th Floor, Seattle, WA	since 2015	qualified	Waddell & Reed Financial, Inc.
98101		Appointed until	(investment company)
successor is
duly elected and
qualified

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	50	None
Born December 3, 1951		successor is	• January 2011 through March 2013,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton
18th Floor, Seattle, WA		qualified	Wealth Management (investment
98101			company)
• April 2003 through December
2010, Chief Executive Officer of
Laird Norton Wealth Management
(investment company)

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 139

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	• Retired	50	None
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper
98101	Committee since	Appointed until	and forest products)
	2007	successor is	• Until November 2010, President,
		duly elected and	Simpson Investment Company
		qualified	and several additional subsidiary
companies, including Simpson
Timber Company, Simpson Paper
Company and Simpson Tacoma Kraft
Company
Jack R. Thompson,	Trustee since 2005	Appointed until	• September 2007 to September	50	• Director,
Born March 21, 1949	Chairman of	successor is	2010, Director, Board Chairman and		Board
1301 Second Avenue,	the Investment	duly elected and	Chairman of the Audit Committee,		Chairman and
18th Floor, Seattle, WA	Committee since	qualified	LifeVantage Corporation (health		Chairman
98101	2015	Appointed until	products company)		of the Audit
		successor is			Committee,
		duly elected and			LifeVantage
		qualified			Corporation
until
September
2010 (health
products
company)

*	Each Trustee is subject to mandatory retirement at age 72.

140 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, Frank Russell	50	None
Born July 3, 1932	Chairman Emeritus	or removal	Company (investment consultant to
1301 Second Avenue,	since 1999		institutional investors (“FRC”)) and
18th Floor, Seattle, WA			RIMCo
98101			• Chairman Emeritus, RIC and RIF;
Russell Implementation Services Inc.
(broker-dealer and investment adviser
(“RIS”)); Russell 20-20 Association
(non-profit corporation); and Russell
Trust Company (non-depository trust
company (“RTC”))
• Chairman, Sunshine Management
Services, LLC (investment adviser)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RFSC and U.S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIMCo
18th Floor, Seattle, WA
98101

Sandra Cavanaugh,	President and Chief	Until successor	• CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	• President and CEO, RIC, RIF and RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President and CEO, RFS
18th Floor, Seattle, WA		Trustees	• Chairman of the Board, President and CEO, RFSC
98101			• Director, RIMCo
• Chairman of the Board, President and CEO, RIA

Mark E. Swanson,	Treasurer and Chief	Until successor	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
Born November 26, 1963	Accounting Officer	is chosen and	• Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
1301 Second Avenue	since 1998	qualified by	• Global Head of Fund Services, Russell Investments
18th Floor, Seattle, WA		Trustees	• October 2011 to December 2013, Head of North America Operations
98101			Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments

Disclosure of Information about Fund Trustees and Officers 141

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS (continued)
Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC, RIF and RET
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIMCo
18th Floor, Seattle WA			• Director, RTC, RIS and Russell Investments Delaware, Inc.
98101			• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIMCo, RFSC and RFS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC, RIF and RET
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, RFS, RIA and U.S. One Inc.
98101			• 1999 to 2010 Assistant Secretary, RIC and RIF

142 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Adviser, Money Managers and Service Providers — June 30, 2015 (Unaudited)

Interested Trustee	Distributor
Sandra Cavanaugh	Russell Financial Services, Inc.
Independent Trustees	1301 Second Avenue
Thaddas L. Alston	Seattle, WA 98101
Kristianne Blake	Money Managers
Cheryl Burgermeister	Multi-Style Equity Fund
Daniel P. Connealy	Columbus Circle Investors, Stamford, CT
Katherine W. Krysty	Institutional Capital LLC, Chicago, IL
Raymond P. Tennison, Jr.	Jacobs Levy Equity Management, Inc., Florham Park, NJ
Jack R. Thompson	Mar Vista Investment Partners, LLC, Los Angeles, CA
Trustee Emeritus	Suffolk Capital Management, LLC, New York, NY
George F. Russell, Jr.	Sustainable Growth Advisers, LP, Stamford, CT
Officers	Aggressive Equity Fund
Sandra Cavanaugh, President and Chief Executive Officer	Conestoga Capital Advisors, LLC, Radnor, PA
Cheryl Wichers, Chief Compliance Officer	DePrince, Race & Zollo, Inc., Winter Park, FL
Jeffrey T. Hussey, Chief Investment Officer	Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mark E. Swanson, Treasurer and Chief Accounting Officer	Ranger Investment Management, L.P., Dallas, TX
Mary Beth R. Albaneze, Secretary	RBC Global Asset Management (U.S.) Inc., Minneapolis, MN
Adviser	Non-U.S. Fund
Russell Investment Management Company	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
1301 Second Avenue	MFS Institutional Advisors Inc., Boston, MA
Seattle, WA 98101	Pzena Investment Management LLC, New York, NY
Administrator and Transfer and Dividend Disbursing	William Blair & Company L.L.C., Chicago, IL
Agent	Core Bond Fund
Russell Fund Services Company	Colchester Global Investors Ltd, London, England
1301 Second Avenue	Logan Circle Partners, L.P., Philadelphia, PA
Seattle, WA 98101	Macro Currency Group — an investment group within
Principal Global Investors, LLC, Des Moines, IA*
Custodian	Metropolitan West Asset Management LLC, Los Angeles, CA
State Street Bank and Trust Company	Scout Investments, Inc., Kansas City, MO
1 Iron Street
Boston, MA 02210	Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY
Office of Shareholder Inquiries	INVESCO Advisers, Inc. which acts as a money manager to
1301 Second Avenue	the Fund through its INVESCO Real Estate Division,
Seattle, WA 98101	Dallas, TX
(800) 787-7354	Morgan Stanley Investment Management Inc., New York, NY
Legal Counsel	*Principal Global Investors LLC is the asset management arm of the Principal
Dechert LLP	Financial Group® (The Principal®), which includes various member com-
One International Place, 40th Floor	panies including Principal Global Investors, LLC, Principal Global Investors
100 Oliver Street	(Europe) Limited, and others. The Macro Currency Group is the specialist
Boston, MA 02110	currency investment group within Principal Global Investors. Where used herein, Macro Currency Group means Principal Global Investors, LLC.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers 143

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2015 SEMI-ANNUAL REPORT

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

JUNE 30, 2015

FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Semi-annual Report

June 30, 2015 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2015. All rights reserved.

Russell Investments is trade name and registered trademark of Frank Russell Company, a Washington USA corporation, which operates through subsidiaries worldwide and is part of London Stock Exchange Group.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Funds
Moderate Strategy Fund

Shareholder Expense Example — June 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2015 to June 30, 2015.	January 1, 2015	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2015	$1,011.40	$1,024.30
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.50	$0.50
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.10%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period). May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds
Alternative - 6.0%
RIC Russell Commodity Strategies Fund
Class Y	343,206	2,286
RIC Russell Global Infrastructure Fund
Class Y	282,832	3,309
RIF Global Real Estate Securities Fund	73,416	1,111
		6,706
Domestic Equities - 16.8%
RIC Russell U.S. Defensive Equity Fund
Class Y	95,343	4,452
RIC Russell U.S. Dynamic Equity Fund
Class Y	289,404	3,322
RIF Aggressive Equity Fund	278,479	4,439
RIF Multi-Style Equity Fund	368,082	6,666
		18,879
Fixed Income - 61.5%
RIC Russell Global Opportunistic Credit
Fund Class Y	1,204,878	11,253
RIC Russell Investment Grade Bond Fund
Class Y	823,263	18,153
RIF Core Bond Fund	3,766,866	39,703
		69,109
International Equities - 15.7%
RIC Russell Emerging Markets Fund
Class Y	257,339	4,475
RIC Russell Global Equity Fund Class Y	562,990	6,615
RIF Non-U.S. Fund	540,533	6,578
		17,668

Total Investments 100.0%
(identified cost $102,020)		112,362
Other Assets and Liabilities, Net
- (0.0%)		(34)
Net Assets - 100.0%		112,328

Presentation of Portfolio Holdings

Categories		% of Net Assets
Alternative		6.0
Domestic Equities		16.8
Fixed Income		61.5
International Equities		15.7
Total Investments		100.0
Other Assets and Liabilities, Net		(—*)
	— *	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities — June 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$102,020
Investments, at fair value	112,362
Receivables:
Investments sold	138
Fund shares sold	2
From affiliates	2
Prepaid expenses	1
Total assets	112,505
Liabilities
Payables:
Fund shares redeemed	140
Accrued fees to affiliates	5
Other accrued expenses	32
Total liabilities	177
Net Assets	$112,328
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$116
Accumulated net realized gain (loss)	(2,679)
Unrealized appreciation (depreciation) on investments	10,342
Shares of beneficial interest	109
Additional paid-in capital	104,440
Net Assets	$112,328

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.31
Net assets	$112,328,276
Shares outstanding ($.01 par value)	10,897,953
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Statement of Operations — For the Period Ended June 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$868

Expenses
Advisory fees	114
Administrative fees	24
Custodian fees	10
Transfer agent fees	2
Professional fees	16
Trustees’ fees	1
Printing fees	12
Miscellaneous	5
Expenses before reductions	184
Expense reductions	(125)
Net expenses	59
Net investment income (loss)	809

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	448
Capital gain distributions from Underlying Funds	224
Net realized gain (loss)	672
Net change in unrealized appreciation (depreciation) on investments	(182)
Net realized and unrealized gain (loss)	490
Net Increase (Decrease) in Net Assets from Operations	$1,299

See accompanying notes which are an integral part of the financial statements.

6 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$809	$3,196
Net realized gain (loss)	672	2,739
Net change in unrealized appreciation (depreciation)	(182)	(706)
Net increase (decrease) in net assets from operations	1,299	5,229

Distributions
From net investment income	(766)	(3,195)
From net realized gain	(2,077)	(1,659)
Net decrease in net assets from distributions	(2,843)	(4,854)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,046)	11,450
Total Net Increase (Decrease) in Net Assets	(2,590)	11,825

Net Assets
Beginning of period	114,918	103,093
End of period	$112,328	$114,918
Undistributed (overdistributed) net investment income included in net assets	$116	$73

* Share transaction amounts (in thousands) for the periods ended June 30, 2015 and December 31, 2014 were as follows:
	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	423	$4,421	1,660	$17,496
Proceeds from reinvestment of distributions	272	2,843	463	4,854
Payments for shares redeemed	(794)	(8,310)	(1,032)	(10,900)
Total increase (decrease)	(99)	$(1,046)	1,091	$11,450

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 7

Russell Investment Funds
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$ Net		$ $		$ $
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
June 30, 2015(1)	10.45	.07	.05	.12	(.07)	(.19)	—
December 31, 2014	10.41	.31	.19	.50	(.30)	(.16)	—
December 31, 2013	10.10	.18	.50	.68	(.18)	(.19)	—
December 31, 2012	9.41	.30	.73	1.03	(.29)	(.05)	—
December 31, 2011	9.64	.27	(.26)	.01	(.24)	—	—
December 31, 2010	8.95	.42	.69	1.11	(.41)	—	(.01)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 8

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(.26)	10.31	1.14	112,328.32		.10	.71	14
(.46)	10.45	4.85	114,918.35		.10	2.89	18
(.37)	10.41	6.79	103,093.35		.10	1.69	18
(.34)	10.10	11.07	94,221.36		.10	3.01	20
(.24)	9.41	.12	75,056.38		.10	2.80	10
(.42)	9.64	12.62	54,573.44		.10	4.56	45

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9

Russell Investment Funds
Balanced Strategy Fund

Shareholder Expense Example — June 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2015 to June 30, 2015.	January 1, 2015	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2015	$1,020.00	$1,024.30
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.50	$0.50
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.10%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period). May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

10 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds
Alternative - 8.0%
RIC Russell Commodity Strategies Fund
Class Y	1,439,723	9,589
RIC Russell Global Infrastructure Fund
Class Y	1,048,348	12,266
RIF Global Real Estate Securities Fund	202,266	3,060
		24,915
Domestic Equities - 28.9%
RIC Russell U.S. Defensive Equity Fund
Class Y	466,665	21,789
RIC Russell U.S. Dynamic Equity Fund
Class Y	1,892,685	21,728
RIF Aggressive Equity Fund	1,189,798	18,965
RIF Multi-Style Equity Fund	1,547,960	28,034
		90,516
Fixed Income - 37.3%
RIC Russell Global Opportunistic Credit
Fund Class Y	3,032,853	28,327
RIF Core Bond Fund	8,379,839	88,323
		116,650
International Equities - 25.8%
RIC Russell Emerging Markets Fund
Class Y	1,074,375	18,683
RIC Russell Global Equity Fund Class Y	2,641,766	31,041
RIF Non-U.S. Fund	2,536,901	30,874
		80,598

Total Investments 100.0%
(identified cost $268,713)		312,679
Other Assets and Liabilities, Net
- (0.0%)		(77)
Net Assets - 100.0%		312,602

Presentation of Portfolio Holdings

Categories		% of Net Assets
Alternative		8.0
Domestic Equities		28.9
Fixed Income		37.3
International Equities		25.8
Total Investments		100.0
Other Assets and Liabilities, Net		(—*)
	— *	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 11

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities — June 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$268,713
Investments, at fair value	312,679
Receivables:
Investments sold	112
Fund shares sold	3
Prepaid expenses	2
Total assets	312,796
Liabilities
Payables:
Fund shares redeemed	115
Accrued fees to affiliates	19
Other accrued expenses	60
Total liabilities	194
Net Assets	$312,602
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$172
Accumulated net realized gain (loss)	(6,807)
Unrealized appreciation (depreciation) on investments	43,966
Shares of beneficial interest	304
Additional paid-in capital	274,967
Net Assets	$312,602

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.27
Net assets	$312,602,082
Shares outstanding ($.01 par value)	30,445,284
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Operations — For the Period Ended June 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$2,184

Expenses
Advisory fees	315
Administrative fees	67
Custodian fees	10
Transfer agent fees	7
Professional fees	20
Trustees’ fees	4
Printing fees	29
Miscellaneous	6
Expenses before reductions	458
Expense reductions	(295)
Net expenses	163
Net investment income (loss)	2,021

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	489
Capital gain distributions from Underlying Funds	859
Net realized gain (loss)	1,348
Net change in unrealized appreciation (depreciation) on investments	2,789
Net realized and unrealized gain (loss)	4,137
Net Increase (Decrease) in Net Assets from Operations	$6,158

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 13

Russell Investment Funds
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,021	$9,075
Net realized gain (loss)	1,348	10,526
Net change in unrealized appreciation (depreciation)	2,789	(5,508)
Net increase (decrease) in net assets from operations	6,158	14,093

Distributions
From net investment income	(1,849)	(9,123)
From net realized gain	(8,373)	(6,011)
Net decrease in net assets from distributions	(10,222)	(15,134)

Share Transactions*
Net increase (decrease) in net assets from share transactions	2,539	11,065
Total Net Increase (Decrease) in Net Assets	(1,525)	10,024

Net Assets
Beginning of period	314,127	304,103
End of period	$312,602	$314,127
Undistributed (overdistributed) net investment income included in net assets	$172	$—

* Share transaction amounts (in thousands) for the periods ended June 30, 2015 and December 31, 2014 were as follows:
	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	740	$7,704	2,021	$21,298
Proceeds from reinvestment of distributions	985	10,222	1,448	15,134
Payments for shares redeemed	(1,479)	(15,387)	(2,406)	(25,367)
Total increase (decrease)	246	$2,539	1,063	$11,065

See accompanying notes which are an integral part of the financial statements.

14 Balanced Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$ Net		$ $		$ $
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
June 30, 2015(1)	10.40	.07	.14	.21	(.06)	(.28)	—
December 31, 2014	10.44	.31	.17	.48	(.31)	(.21)	—
December 31, 2013	9.55	.21	.96	1.17	(.21)	(.07)	—
December 31, 2012	8.66	.23	.89	1.12	(.23)	—	—
December 31, 2011	9.07	.21	(.42)	(.21)	(.20)	—	—
December 31, 2010	8.25	.31	.84	1.15	(.31)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

16 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(.34)	10.27	2.00	312,602.29		.10	.64	11
(.52)	10.40	4.61	314,127.31		.10	2.91	22
(.28)	10.44	12.43	304,103.31		.10	2.09	11
(.23)	9.55	12.95	253,080.32		.10	2.49	21
(.20)	8.66	(2.40)	201,069.31		.10	2.36	8
(.33)	9.07	14.06	157,122.36		.10	3.67	23

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 17

Russell Investment Funds
Growth Strategy Fund

Shareholder Expense Example — June 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from January 1, 2015 to June 30, 2015.	January 1, 2015	$1,000.00	$1,000.00
Actual Expenses	Ending Account Value
	June 30, 2015	$1,022.70	$1,024.25
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.55	$0.55
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.11%
together with the amount you invested, to estimate the expenses	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period). May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports

18 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds
Alternative - 11.9%
RIC Russell Commodity Strategies Fund
Class Y	1,309,743	8,723
RIC Russell Global Infrastructure Fund
Class Y	892,644	10,444
RIF Global Real Estate Securities Fund	413,936	6,263
		25,430
Domestic Equities - 37.2%
RIC Russell U.S. Defensive Equity Fund
Class Y	365,343	17,058
RIC Russell U.S. Dynamic Equity Fund
Class Y	1,486,006	17,059
RIF Aggressive Equity Fund	1,236,397	19,708
RIF Multi-Style Equity Fund	1,419,077	25,699
		79,524
Fixed Income - 17.2%
RIC Russell Global Opportunistic Credit
Fund Class Y	1,150,172	10,743
RIF Core Bond Fund	2,461,563	25,945
		36,688
International Equities - 33.7%
RIC Russell Emerging Markets Fund
Class Y	1,091,147	18,975
RIC Russell Global Equity Fund Class Y	2,176,139	25,570
RIF Non-U.S. Fund	2,256,814	27,465
		72,010

Total Investments 100.0%
(identified cost $183,938)		213,652
Other Assets and Liabilities, Net
- (0.0%)		(52)
Net Assets - 100.0%		213,600

Presentation of Portfolio Holdings

Categories		% of Net Assets
Alternative		11.9
Domestic Equities		37.2
Fixed Income		17.2
International Equities		33.7
Total Investments		100.0
Other Assets and Liabilities, Net		(—*)
	— *	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 19

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$183,938
Investments, at fair value	213,652
Receivables:
Fund shares sold	61
Prepaid expenses	2
Total assets	213,715
Liabilities
Payables:
Investments purchased	61
Accrued fees to affiliates	13
Other accrued expenses	41
Total liabilities	115
Net Assets	$213,600
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$35
Accumulated net realized gain (loss)	(5,204)
Unrealized appreciation (depreciation) on investments	29,714
Shares of beneficial interest	215
Additional paid-in capital	188,840
Net Assets	$213,600

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$9.95
Net assets	$213,599,703
Shares outstanding ($.01 par value)	21,458,886
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

20 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$1,100

Expenses
Advisory fees	212
Administrative fees	45
Custodian fees	10
Transfer agent fees .	5
Professional fees	18
Trustees’ fees	2
Printing fees	19
Miscellaneous	5
Expenses before reductions	316
Expense reductions	(203)
Net expenses	113
Net investment income (loss)	987

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(431)
Capital gain distributions from Underlying Funds	623
Net realized gain (loss)	192
Net change in unrealized appreciation (depreciation) on investments	3,579
Net realized and unrealized gain (loss)	3,771
Net Increase (Decrease) in Net Assets from Operations	$4,758

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 21

Russell Investment Funds
Growth Strategy Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$987	$5,985
Net realized gain (loss)	192	8,502
Net change in unrealized appreciation (depreciation)	3,579	(7,129)
Net increase (decrease) in net assets from operations	4,758	7,358

Distributions
From net investment income	(952)	(6,081)
From net realized gain	(6,331)	(4,551)
Net decrease in net assets from distributions	(7,283)	(10,632)

Share Transactions*
Net increase (decrease) in net assets from share transactions	7,804	21,639
Total Net Increase (Decrease) in Net Assets	5,279	18,365

Net Assets
Beginning of period	208,321	189,956
End of period	$213,600	$208,321
Undistributed (overdistributed) net investment income included in net assets	$35	$—

* Share transaction amounts (in thousands) for the periods ended June 30, 2015 and December 31, 2014 were as follows:
	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	702	$7,089	1,972	$20,275
Proceeds from reinvestment of distributions	725	7,283	1,045	10,632
Payments for shares redeemed	(650)	(6,568)	(906)	(9,268)
Total increase (decrease)	777	$7,804	2,111	$21,639

See accompanying notes which are an integral part of the financial statements.

22 Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
June 30, 2015(1)	10.07	.05	.18	.23	(.04)	(.31)	—
December 31, 2014	10.23	.31	.07	.38	(.30)	(.24)	—
December 31, 2013	8.97	.22	1.26	1.48	(.22)	—	—
December 31, 2012	8.01	.18	.95	1.13	(.17)	—	—
December 31, 2011	8.57	.17	(.57)	(.40)	(.16)	—	—
December 31, 2010	7.66	.23	.91	1.14	(.22)	—	(.01)

See accompanying notes which are an integral part of the financial statements.

24 Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(.35)	9.95	2.27	213,600.30		.11	.46	10
(.54)	10.07	3.76	208,321.32		.10	2.97	20
(.22)	10.23	16.56	189,956.32		.10	2.29	12
(.17)	8.97	14.22	145,155.34		.10	2.07	25
(.16)	8.01	(4.73)	111,479.34		.10	2.02	10
(.23)	8.57	15.06	90,592.39		.10	2.88	29

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 25

Russell Investment Funds
Equity Growth Strategy Fund

Shareholder Expense Example — June 30, 2015 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	or Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance
is based on an investment of $1,000 invested at the beginning of		Actual	(5% return
the period and held for the entire period indicated, which for this		Performance	before expenses)
Beginning Account Value
Fund is from January 1, 2015 to June 30, 2015.	January 1, 2015	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	June 30, 2015	$1,026.50	$1,024.25
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.55	$0.55
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.11%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period). May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

26 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds
Alternative - 12.1%
RIC Russell Commodity Strategies Fund
Class Y	322,368	2,147
RIC Russell Global Infrastructure Fund
Class Y	219,672	2,570
RIF Global Real Estate Securities Fund	102,321	1,548
		6,265
Domestic Equities - 39.9%
RIC Russell U.S. Defensive Equity Fund
Class Y	99,846	4,662
RIC Russell U.S. Dynamic Equity Fund
Class Y	405,900	4,660
RIF Aggressive Equity Fund	358,409	5,713
RIF Multi-Style Equity Fund	314,968	5,704
		20,739
Fixed Income - 9.1%
RIC Russell Global Opportunistic Credit
Fund Class Y	507,121	4,736

International Equities - 38.9%
RIC Russell Emerging Markets Fund
Class Y	330,697	5,751
RIC Russell Global Equity Fund Class Y	659,690	7,751
RIF Non-U.S. Fund	550,157	6,696
		20,198

Total Investments 100.0%
(identified cost $42,194)		51,938
Other Assets and Liabilities, Net
- (0.0%)		(21)
Net Assets - 100.0%		51,917

Presentation of Portfolio Holdings

Categories		% of Net Assets
Alternative		12.1
Domestic Equities		39.9
Fixed Income		9.1
International Equities		38.9
Total Investments		100.0
Other Assets and Liabilities, Net		(—*)
	— *	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 27

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities — June 30, 2015 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$42,194
Investments, at fair value	51,938
Receivables:
Fund shares sold	1
From affiliates	3
Total assets	51,942
Liabilities
Payables:
Accrued fees to affiliates	2
Other accrued expenses	23
Total liabilities	25
Net Assets	$51,917
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$28
Accumulated net realized gain (loss)	(3,379)
Unrealized appreciation (depreciation) on investments	9,744
Shares of beneficial interest	55
Additional paid-in capital	45,469
Net Assets	$51,917

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$9.36
Net assets	$51,916,523
Shares outstanding ($.01 par value)	5,543,725
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

28 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended June 30, 2015 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from Underlying Funds	$281

Expenses
Advisory fees	53
Administrative fees	11
Custodian fees	9
Transfer agent fees	1
Professional fees	15
Trustees’ fees	1
Printing fees	7
Miscellaneous	4
Expenses before reductions	101
Expense reductions	(73)
Net expenses	28
Net investment income (loss)	253

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	128
Capital gain distributions from Underlying Funds	158
Net realized gain (loss)	286
Net change in unrealized appreciation (depreciation) on investments	880
Net realized and unrealized gain (loss)	1,166
Net Increase (Decrease) in Net Assets from Operations	$1,419

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 29

Russell Investment Funds
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period Ended
	June 30, 2015	Fiscal Year Ended
Amounts in thousands	(Unaudited)	December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$253	$1,573
Net realized gain (loss)	286	2,954
Net change in unrealized appreciation (depreciation)	880	(2,765)
Net increase (decrease) in net assets from operations	1,419	1,762

Distributions
From net investment income	(225)	(1,699)
From net realized gain	(1,698)	(833)
Net decrease in net assets from distributions	(1,923)	(2,532)

Share Transactions*
Net increase (decrease) in net assets from share transactions	18	2,919
Total Net Increase (Decrease) in Net Assets	(486)	2,149

Net Assets
Beginning of period	52,403	50,254
End of period	$51,917	$52,403
Undistributed (overdistributed) net investment income included in net assets	$28	$—

* Share transaction amounts (in thousands) for the periods ended June 30, 2015 and December 31, 2014 were as follows:
	2015 (Unaudited)		2014
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	261	$2,470	470	$4,549
Proceeds from reinvestment of distributions	203	1,922	264	2,532
Payments for shares redeemed	(460)	(4,374)	(428)	(4,162)
Total increase (decrease)	4	$18	306	$2,919

See accompanying notes which are an integral part of the financial statements.

30 Equity Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(b)(f)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
June 30, 2015(1)	9.46	.05	.20	.25	(.04)	(.31)	—
December 31, 2014	9.60	.30	.04	.34	(.32)	(.16)	—
December 31, 2013	8.21	.23	1.39	1.62	(.23)	—	—
December 31, 2012	7.22	.15	.98	1.13	(.14)	—	—
December 31, 2011	7.82	.13	(.61)	(.48)	(.12)	—	—
December 31, 2010	6.98	.14	.91	1.05	(.15)	—	(.06)

See accompanying notes which are an integral part of the financial statements.

32 Equity Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(h)	(000)	Gross(d)(e)	Net(d)(e)(f)	Net Assets(b)(c)(f)	Turnover Rate(c)
(.35)	9.36	2.65	51,917.39		.11	.48	15
(.48)	9.46	3.48	52,403.40		.10	3.04	25
(.23)	9.60	19.81	50,254.41		.10	2.55	17
(.14)	8.21	15.68	39,140.44		.10	1.79	37
(.12)	7.22	(6.22)	30,845.49		.10	1.72	15
(.21)	7.82	15.09	26,816.53		.10	1.89	42

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 33

Russell Investment Funds
LifePoints® Variable Target Portfolio Series

Notes to Financial Highlights — June 30, 2015 (Unaudited)

(1) For the period ended June 30, 2015 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Periods less than one year are not annualized
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and reimbursed by Russell Investment Management Company (“RIMCo”).
(g) Less than $.01 per share.
(h) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

34 Notes to Financial Highlights

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — June 30, 2015 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). These financial statements report on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, ("Investment
Company Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” and diversifies its assets by investing, at present, in Shares of several other Russell
Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each
Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current
Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows each Fund’s target strategic asset allocation effective May 1, 2015 to alternative Underlying Funds, equity Underlying Funds and fixed income Underlying Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Russell Commodity Strategies, RIC Russell Global Infrastructure and RIF Global Real Estate Securities Funds.
The equity Underlying Funds in which the Funds may invest include the RIC Russell U.S. Defensive Equity, RIC Russell U.S.
Dynamic Equity, RIF Aggressive Equity, RIF Multi-Style Equity, RIC Russell Emerging Markets, RIC Russell Global Equity,
and RIF Non-U.S. Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Russell Global
Opportunistic Credit, RIC Russell Investment Grade Bond, RIC Russell Short Duration Bond, and RIF Core Bond Funds.

	Asset Allocation Targets as of May 1, 2015*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
	Fund	Fund	Fund	Strategy Fund
Alternative Underlying Funds**	7%	10%	13%	13%
Equity Underlying Funds	34%	55%	71%	79%
Fixed Income Underlying Funds	59%	35%	16%	8%

* Prospectus dated May 1, 2015. Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Notes to Financial Statements 35

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

Security Valuation
The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each
Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk
(e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company ("RFSC"), acting at the discretion of the Board, that are used in determining the fair value of investments.

All the Funds' investments for the period ended June 30, 2015, were valued using Level 1 inputs.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value
("NAV") stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular
Underlying Fund.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code
(the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At December 31, 2014, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2011 through December 31,
2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being

36 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended June 30, 2015, purchases and sales of the Underlying Funds were as follows:

	Purchases	Sales
Moderate Strategy Fund	$16,385,231	$19,245,607
Balanced Strategy Fund	34,709,444	39,509,142
Growth Strategy Fund	23,362,389	21,232,215
Equity Growth Strategy Fund	7,664,208	9,162,475

Notes to Financial Statements 37

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIMCo advises the Funds and RFSC is the Funds’ administrator and transfer and disbursing agent. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company ("FRC") (which is an indirect subsidiary of London Stock Exchange Group plc ("LSEG")). Frank Russell Company provides ongoing money manager research to RIF and
RIMCo.

The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administrative fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2015:

	Advisory	Administrative
Moderate Strategy Fund	$113,524	$24,124
Balanced Strategy Fund	314,715	66,877
Growth Strategy Fund	212,002	45,051
Equity Growth Strategy Fund	52,552	11,167

RIMCo has agreed to certain waivers of its advisory and administrative fees as follows:

For the Moderate Strategy Fund, RIMCo has contractually agreed, until April 30, 2016, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11% (prior to May 1, 2015, the expense cap was 0.10%) of the average daily net assets of the Fund on an annual basis.
Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the
Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RIMCo has contractually agreed, until April 30, 2016, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11% (prior to May 1, 2015, the expense cap was 0.10%) of the average daily net assets of the Fund on an annual basis.
Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the
Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RIMCo has contractually agreed, until April 30, 2016, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% (prior to May 1, 2015, the expense cap was 0.10%) of the average daily net assets of the Fund on an annual basis.
Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the
Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Equity Growth Strategy Fund, RIMCo has contractually agreed, until April 30, 2016, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% (prior to May 1, 2015, the expense cap was 0.10%) of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the period ended June 30, 2015, RIMCo waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total
Moderate Strategy Fund	$113,524	$11,931	$125,455
Balanced Strategy Fund	295,483	—	295,483
Growth Strategy Fund	203,151	—	203,151
Equity Growth Strategy Fund	52,552	20,770	73,322

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.
38 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of this fee paid by the Funds for the period ended June 30, 2015:

Amount
Moderate Strategy Fund	$2,497
Balanced Strategy Fund	6,924
Growth Strategy Fund	4,664
Equity Growth Strategy Fund	1,156

Distributor
Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment
Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the
Investment Company for its services.

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended June 30, 2015 were as follows:

	Moderate Strategy Balanced Strategy Growth Strategy		Equity Growth
	Fund	Fund	Fund	Strategy Fund
Advisory fees	$—	$5,208	$3,844	$—
Administration fees	3,947	11,038	7,568	1,855
Transfer agent fees	409	1,143	783	192
Trustee fees	387	1,232	689	197
	$4,743	$18,621	$12,884	$2,244

Board of Trustees
The Russell Fund Complex consists of RIC, which has 41 funds, Russell Investment Funds ("RIF"), which has 9 funds, and Russell
Exchange Traded Funds Trust (“RET”), which has no funds. Each of the Trustees is a Trustee of RIC, RIF and RET. During the
period, the Funds paid each of their independent Trustees a retainer of $102,000 per year; and each independent Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board attended in person. Each independent Trustee receives
$1,000 for attendance of telephonic board meetings, except for telephonic board meetings called pursuant to RIC, RIF and RET’s
Security Valuation and Pricing Procedures; and $500 for attendance of telephonic Committee meetings. Each independent Trustee is also paid $200 per hour for time spent for formal deposition preparation and in depositions related to the McClure litigation
(see note 7). The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the
Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $85,000. Ms. Cavanaugh and the Trustee Emeritus are not compensated by the Russell Fund Complex for service as a Trustee. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex.

Transactions with Affiliated Companies (amounts in thousands)
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions during the period ended June 30, 2015 with Underlying
Funds which are, or were, an affiliated company are as follows:

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
Moderate Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$2,286	$354	$518	$(107)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	3,309	173	2,271	32	6	—
RIC Russell Multi-Strategy Alternative Fund
Class Y	—	52	3,586	(81)	—	—
RIF Global Real Estate Securities Fund	1,111	105	994	318	6	19

Notes to Financial Statements 39

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
RIC Russell U.S. Defensive Equity Fund Class
Y	4,452	93	681	173	16	—
RIC Russell U.S. Dynamic Equity Fund Class Y	3,322	604	282	(17)	4	—
RIF Aggressive Equity Fund	4,439	257	665	(12)	23	59
RIF Multi-Style Equity Fund	6,666	1,339	459	—	54	90
RIC Russell Global Opportunistic Credit Fund
Class Y	11,253	7,480	590	(25)	205	—

RIC Russell Y Investment Grade Bond Fund Class	18,153	826	3,310	10	104	—
RIF Core Bond Fund	39,703	4,500	2,352	(17)	377	56
RIC Russell Emerging Markets Fund Class Y	4,475	298	523	(39)	—	—
RIC Russell Global Equity Fund Class Y	6,615	75	678	38	—	—
RIF Non-U.S. Fund	6,578	229	1,889	175	73	—
	$112,362	$16,385	$18,798	$448	$868	$224
Balanced Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$9,589	$4,537	$542	$(117)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	12,266	352	1,985	26	21	—
RIC Russell Multi-Strategy Alternative Fund
Class Y	—	64	9,736	(233)	—	—
RIF Global Real Estate Securities Fund	3,060	179	1,266	602	17	39
RIC Russell U.S. Defensive Equity Fund Class
Y	21,789	1,047	795	40	76	—
RIC Russell U.S. Dynamic Equity Fund Class Y	21,728	211	1,732	(108)	24	—
RIF Aggressive Equity Fund	18,965	595	4,999	(89)	105	291
RIF Multi-Style Equity Fund	28,034	3,660	1,269	(2)	238	400
RIC Russell Global Opportunistic Credit Fund
Class Y	28,327	17,025	512	(25)	519	—
RIF Core Bond Fund	88,323	4,678	3,770	27	859	129
RIC Russell Emerging Markets Fund Class Y	18,683	1,131	4,227	(389)	—	—
RIC Russell Global Equity Fund Class Y	31,041	192	2,327	98	—	—
RIF Non-U.S. Fund	30,874	1,038	5,860	659	325	—
	$312,679	$34,709	$39,020	$489	$2,184	$859
Growth Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$8,723	$2,165	$312	$(76)	$—	$—
RIC Russell Global Infrastructure Fund Class Y	10,444	254	1,101	(16)	18	—
RIC Russell Multi-Strategy Alternative Fund
Class Y	—	52	8,615	(226)	—	—
RIF Global Real Estate Securities Fund	6,263	1,965	219	5	29	40
RIC Russell U.S. Defensive Equity Fund Class
Y	17,058	1,921	319	27	58	—
RIC Russell U.S. Dynamic Equity Fund Class Y	17,059	299	980	(63)	18	—
RIF Aggressive Equity Fund	19,708	818	1,212	(25)	96	250
RIF Multi-Style Equity Fund	25,699	7,088	624	(3)	187	302
RIC Russell Global Opportunistic Credit Fund
Class Y	10,743	557	2,053	(131)	221	—
RIF Core Bond Fund	25,945	5,763	407	(2)	219	31
RIC Russell Emerging Markets Fund Class Y	18,975	1,550	879	(59)	—	—
RIC Russell Global Equity Fund Class Y	25,570	280	3,420	146	—	—
RIF Non-U.S. Fund	27,465	650	1,522	(8)	254	—
	$213,652	$23,362	$21,663	$(431)	$1,100	$623
Equity Growth Strategy Fund
RIC Russell Commodity Strategies Fund Class Y	$2,147	$1,102	$148	$(32)	$—	$—
40 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

				Realized Gain	Income	Capital Gains
	Fair Value	Purchases Cost	Sales Cost	(Loss)	Distributions	Distributions
RIC Russell Global Infrastructure Fund Class Y	2,570	122	383	4	4	—
RIC Russell Multi-Strategy Alternative Fund
Class Y	—	23	2,698	(67)	—	—
RIF Global Real Estate Securities Fund	1,548	683	124	13	7	8
RIC Russell U.S. Defensive Equity Fund Class
Y	4,662	1,361	255	8	17	—
RIC Russell U.S. Dynamic Equity Fund Class Y	4,660	126	1,001	(6)	5	—
RIF Aggressive Equity Fund	5,713	717	642	(19)	27	68
RIF Multi-Style Equity Fund	5,704	775	422	(1)	49	82
RIC Russell Global Opportunistic Credit Fund
Class Y	4,736	869	182	(9)	95	—
RIC Russell Emerging Markets Fund Class Y	5,751	1,016	466	(36)	—	—
RIC Russell Global Equity Fund Class Y	7,751	569	585	4	—	—
RIF Non-U.S. Fund	6,696	301	2,128	269	77	—
	$51,938	$7,664	$9,034	$128	$281	$158

5. Federal Income Taxes
At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Balanced Strategy			Equity Growth
	Fund	Fund	Growth Strategy Fund	Strategy Fund
Cost of Investments	$105,431,968	$276,779,580	$189,506,607	$45,884,042
Unrealized Appreciation	$7,776,446	$38,680,815	$27,411,963	$6,499,525
Unrealized Depreciation	(846,056)	(2,781,748)	(3,266,431)	(445,556)
Net Unrealized Appreciation (Depreciation)	$6,930,390	$35,899,067	$24,145,532	$6,053,969
At June 30, 2015, none of the Funds had capital losses available for carryforwards.

6. Record Ownership
As of June 30, 2015, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
Moderate Strategy Fund	1	92.8
Balanced Strategy Fund	1	92.2
Growth Strategy Fund	1	88.3
Equity Growth Strategy Fund	2	97.6

7. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds, some of which are
Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell
Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International
Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity
Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the
District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIMCo. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.

Notes to Financial Statements 41

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — June 30, 2015 (Unaudited)

8. Subsequent Events
Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

On July 2, 2015, the Board declared dividends payable from net investment income. Dividends will be payable on July 7, 2015, to shareholders of record effective with the opening of business on July 6, 2015.

42 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Existing Investment Advisory Agreements
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve the continuation of the advisory agreements with RIMCo (the “Existing Agreements”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts”) in which the Funds invest (the
“Underlying Funds”) on at least an annual basis and that the terms and conditions of each Existing Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Existing Agreements and the portfolio management contracts at a meeting held in person on May 19-20, 2014 (the “Existing Agreement Evaluation Meeting”). During the
course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the
Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates)
to the Funds and the Underlying Funds; (2) information and reports prepared by RIMCo relating to the profitability of each Fund and
Underlying Fund to RIMCo; (3) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds; and (4) information prepared by RIMCo
(the “RIMCo Comparative Information”) comparing the performance of certain Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by RIMCo to be generally comparable in investment objectives to the Underlying Funds. In the case of each Fund, its other peer funds, whether identified as such in the Third-
Party Information or the RIMCo Comparative Information, are collectively hereinafter referred to as the Fund’s “Comparable Funds,”
and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain, but not all, Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing and other information received by the Board, including the Independent
Trustees, in connection with its evaluations of the Existing Agreements and portfolio management contracts are collectively called the
“Existing Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIMCo-managed funds for which the Board has supervisory responsibility (“Other Russell Funds”)
with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Existing Agreements and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from Independent Counsel.

At a meeting held in person on April 29, 2014 (the “Existing Agreement Information Review Meeting,” and together with the Existing
Agreement Evaluation Meeting, the “Existing Agreement Evaluation Meetings”), the Independent Trustees in preparation for the
Existing Agreement Evaluation Meeting met first with representatives of RIMCo and then in a private session with Independent
Counsel at which no representatives of RIMCo or the Funds’ management were present to review the Existing Agreement Evaluation
Information received to that date and, on the basis of that review, requested additional Existing Agreement Evaluation Information.
At the Existing Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent
Counsel to review additional Existing Agreement Evaluation Information received to that date. At the Existing Agreement Evaluation
Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Existing Agreements and the portfolio management contracts with RIMCo, Fund management, Independent Counsel and Fund Counsel. Presentations made by
RIMCo at the Existing Agreement Evaluation Meetings as part of this review encompassed the Funds and all Other Russell Funds.
Information received by the Board, including the Independent Trustees, at the Existing Agreement Evaluation Meetings is included in the Existing Agreement Evaluation Information. Prior to voting at the Existing Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Independent Counsel to consider additional
Existing Agreement Evaluation Information received from RIMCo and management at the Existing Agreement Evaluation Meeting.
The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that each of the Underlying Funds employs a manager-of-
managers method of investment and RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of

Basis for Approval of Investment Advisory Contracts 43

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy.
RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of an Underlying Fund’s assets to manage directly in its discretion; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for an Underlying Fund; or (3) both a discretionary and a non-discretionary assignment.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the Existing Agreements for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each
Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple discretionary Money Managers selected by
RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages the investment of each Underlying Fund’s cash and also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the discretionary Money
Managers and portions of an Underlying Fund during transitions between Money Managers. RIMCo also may manage portions of an
Underlying Fund based upon model portfolios provided by non-discretionary Money Managers. In all cases, Underlying Fund assets are managed directly by RIMCo pursuant to authority provided by the Existing Agreements.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers or their strategies and RIMCo itself. The Board has been advised that RIMCo’s goal with respect to the Underlying Funds is to construct and manage diversified portfolios in a risk-aware manner. Each discretionary Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. For each Underlying Fund, RIMCo is responsible for, among other things, communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in or provide recommendations with respect to certain investment strategies for an Underlying Fund; and recommending annually to the
Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment or strategy constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods has reflected, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying
Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers or their strategies in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace

44 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the Existing Agreements, including the following:

1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided,

to the Fund or the Underlying Fund by RIMCo;

2. The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying
Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund;

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the

Fund or Underlying Fund; and

6. Information provided by RIMCo concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Funds during the past year. The Board was not advised of any expected diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds or the Underlying Funds from such changes. The Board also discussed the impact of organizational changes on the compliance programs of the Funds, the Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

RIMCo is a wholly owned subsidiary of Frank Russell Company (“FRC”). At the time of the Existing Information Review Meeting,
FRC, in turn, was an indirect majority-owned subsidiary of The Northwestern Mutual Life Insurance Company (“NM”). Prior to the
Existing Agreement Information Review Meeting, NM publicly announced its intention to evaluate strategic alternatives for its majority interest in FRC. RIMCo advised the Board that this review could result in a transaction (“Transaction”) causing a change of control of RIMCo. At the Existing Agreement Information Review Meeting, the Board was advised by RIMCo that an unspecified number of parties had expressed an interest in a Transaction with NM but, to RIMCo’s knowledge, no formal proposals had been received to the date of the Existing Agreement Information Review Meeting. RIMCo, however, expected that proposals from one or more unidentified parties would be received shortly. RIMCo expressed its belief that any Transaction would not affect the activities of RIMCo in respect of the Funds or the structure of the Underlying Funds. However, the Board received no assurances in this regard directly from NM. Any
Transaction would result, among other things, in an assignment and termination of the Existing Agreements, as required by the 1940
Act and by the terms and conditions of the Existing Agreements. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Post-Transaction Agreement”) for the Existing Agreements and
thereafter to submit the Post-Transaction Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. At the
Existing Agreement Evaluation Meeting, the Board was advised by RIMCo that NM had entered into exclusive discussions with London
Stock Exchange Group plc (“LSEG”) regarding a possible Transaction. At both of the Existing Agreement Evaluation Meetings, the
Board discussed with RIMCo the need to assure continuity of services required for the Funds’ operations.

As noted above, RIMCo, in addition to managing the investment of each Underlying Fund’s cash, may directly manage a portion of certain
Underlying Funds (the “Participating Underlying Funds”) pursuant to the Existing Agreements, the actual allocation being determined from time to time by the Participating Underlying Funds’ RIMCo portfolio manager. Beginning in 2012, RIMCo implemented a strategy of managing a portion of the assets of the Participating Underlying Funds to modify such Funds’ overall portfolio characteristics by

Basis for Approval of Investment Advisory Contracts 45

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profiles for such Participating
Underlying Funds. RIMCo monitors and assesses Participating Underlying Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to manage Participating Underlying Fund characteristics consistent with the
Funds’ investment objectives and strategies. For U.S. equity Participating Underlying Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector). For
non-U.S. equity, global infrastructure and global real estate Participating Underlying Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector or region).
For fixed-income and alternative Participating Underlying Funds, fund characteristics may be managed with the goal to increase or decrease exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning, or interest rates). For all Funds, fund characteristics may be managed to offset undesired relative over or underweights in order to seek to achieve the desired risk/return profile for each Participating Underlying Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or may utilize quantitative or qualitative analysis or quantitative models designed to assess Participating Underlying Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Participating Underlying Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, exchange-traded funds, exchange-traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. Derivatives may be used to take long or short positions. In addition, RIMCo may choose to use the cash equitization process to manage Participating Underlying
Fund characteristics in order to seek to achieve the desired risk/return profile for the Participating Underlying Fund. RIMCo also may manage Participating Underlying Fund assets directly to effect a Participating Underlying Fund’s investment strategies. RIMCo’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” RIMCo also may reallocate Underlying Fund assets among Money Managers, increase Underlying Fund cash reserves or determine not to be fully invested. RIMCo’s Direct Management Services generally are not intended to be a primary driver of Participating Underlying Funds’
investment results, although the services may have a positive or negative impact on investment results, but rather are intended to enhance incrementally the ability of Participating Underlying Funds to carry out their investment programs. At the Existing Agreement
Evaluation Meetings, RIMCo advised the Board of a likely expansion of its Direct Management Services. In connection with this expansion, RIMCo stated that it may provide Direct Management Services to additional Underlying Funds and expected that a larger portion of certain Underlying Funds will be managed directly by RIMCo pursuant to the Direct Management Services. Additional
Underlying Funds to be managed pursuant to the Direct Management Services may include some or all fixed income Underlying Funds.
The Board considered that during the period, and to the extent that RIMCo employs its Direct Management Services other than via the cash equitization process in respect of Participating Underlying Funds, RIMCo is not required to pay investment advisory fees to a
Money Manager with respect to Participating Underlying Fund assets that are directly managed and that the profits derived by RIMCo generally and from the Participating Underlying Funds consequently may be increased incrementally, although RIMCo may incur additional costs in providing Direct Management Services. The Board, however, also considered the potential benefits of the Direct
Management Services to Participating Underlying Funds and the Funds; the limited amount of assets that to the date of the Existing
Agreement Evaluation Meetings were being managed directly by RIMCo pursuant to the Direct Management Services; and the fact that the aggregate Advisory Fees paid by the Participating Underlying Funds are not increased as a result of RIMCo’s direct management of Participating Underlying Fund assets as part of the Direct Management Services or otherwise.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Existing Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Board noted RIMCo’s further past advice that the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that each Fund had an Advisory Fee which, compared with its Comparable Funds’ investment advisory fees on an actual basis, was ranked in the first quintile of its Expense
Universe for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees among funds in the Expense Universe and the fifth quintile represents funds with the highest investment advisory fees among the
Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds.

46 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the
Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’
margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including
RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

Based upon information provided by RIMCo, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Funds are distributed exclusively through variable annuity and variable life insurance contracts issued by insurance companies. Currently, the Funds are made available to holders of such insurance policies (“Insurance Contract Holders”)
by two insurance companies. At the Existing Agreement Evaluation Meetings, RIMCo advised the Board that it does not expect that additional insurance companies will make the Funds available to their variable annuity or variable life insurance policyholders in the near or long term because of a declining interest by the insurance companies generally in variable insurance trusts, such as the Funds, as investment vehicles supporting their products. Notwithstanding this expectation, RIMCo expressed its belief that the Funds will remain viable in light of their cash inflows from current participating insurance companies. The Board considered, among other things, the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Underlying Funds, including the variability of Money Manager investment advisory fees.

As noted above, the Board at the Existing Agreement Information Review Meeting was advised by RIMCo of NM’s intent to evaluate strategic alternatives for its majority interest in FRC, and at the Existing Agreement Evaluation Meeting was advised by RIMCo that
NM had entered into exclusive discussions with LSEG regarding a possible Transaction. NM is one of the two insurance companies making the Funds available to their Insurance Contract Holders. At the Existing Agreement Information Review Meeting, RIMCo
expressed its belief that NM would continue to make the Funds available to its Insurance Contract Holders in the event of a Transaction.
However, the Board received no direct assurances in this regard directly from NM. If NM were to discontinue its participation in the
Funds, the Board considered that it is unlikely that the Funds would remain viable.

The Board also considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds, the Underlying Funds and Other Russell Funds are lower, and, in some cases, may be substantially lower, than the rates paid by the Funds, the Underlying Funds and Other Russell Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds and the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Funds and the Underlying Funds.
RIMCo also noted that since the Funds and the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds and the Underlying
Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and the Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the
Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Growth Strategy Fund and
Equity Growth Strategy Fund were ranked in the fourth quintile of its Expense Universe. The total expenses for the Moderate Strategy
Fund ranked in the second quintile of its Expense Universe, and the total expenses for the Balanced Strategy Fund ranked in the third quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

The Board considered RIMCo’s explanation of the rankings and its advice that the total expenses of the Growth Strategy Fund were less than 5 basis points from the third quintile of its Expense Universe. With respect to the Equity Growth Strategy Fund, the Board considered RIMCo’s explanation that the Fund has a larger allocation to non-U.S. equity securities and alternative investments than its Comparable Funds. Non-U.S. equity funds and alternative investments funds generally have higher expense ratios than U.S. equity

Basis for Approval of Investment Advisory Contracts 47

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

and fixed income funds. The Equity Growth Strategy Fund’s higher allocations to non-U.S. equity and alternative investments, and the resulting higher indirect expenses of the Underlying Fund, made meaningful comparisons with its Comparable Funds difficult.

On the basis of the Existing Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Existing Agreement Evaluation Meetings by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering any differences in the composition and investment strategies of their respective Comparable Funds,
(1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each
Fund and Underlying Fund either was comparable to those of its Comparable Funds or RIMCo had provided an explanation satisfactory to the Board as to why the relative expense ratio was not comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo;
and (6) the Advisory Fee charged by RIMCo appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the negative implications for significant future Fund asset growth of RIMCo’s expectation that no additional insurance companies will make the Funds available to their variable annuity and variable life insurance policyholders and other factors associated with the manager-of-managers structure employed by the Underlying Funds, including the variability of Money
Manager investment advisory fees as well as the possible discontinuation of NM’s participation in the Funds.

The Board concluded that, under the circumstances and based on RIMCo’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds would be consistent with continuation of its Existing Agreement. The Board, in assessing the performance of Funds and Underlying Funds with at least three years of performance history, focused upon performance for the 3-year period ended December 31, 2013 as most relevant but also considered the Funds’ and Underlying Funds’ performance for the 1- year and, where applicable, 5-year periods ended such date. In reviewing the performance of the Funds and the Underlying
Funds generally, the Board took into consideration the various steps taken by RIMCo beginning in 2012 to enhance the performance of certain Underlying Funds, including changes in Money Managers, and, in the case of Participating Underlying Funds, RIMCo’s implementation of its Direct Management Services, which may not yet be fully reflected in Participating Underlying Fund and Fund investment results.

With respect to the Moderate Strategy Fund and the Equity Growth Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3- and 5-year periods ended December 31, 2013.

With respect to the Balanced Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 5-year period ended December 31, 2013, but was ranked in the fourth quintile of its
Performance Universe for each of the 1- and 3-year periods ended such date.

With respect to the Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 5-year periods ended December 31, 2013, and ranked in the fifth quintile of its Performance Universe for the 3-year period ended such date.

The Board considered RIMCo’s explanation that the underperformance of the Funds relative to their respective peer groups was mainly due to asset allocation differences. RIMCo noted, among other things, that the Equity Growth Strategy Fund tends to have a higher allocation to fixed income and a lower allocation to equities than its Comparable Funds, and that equities have largely outperformed fixed income over the 3-year period. RIMCo also explained that each of the Funds tends to hold more diversified growth-oriented assets beyond traditional equities (such as global real estate, infrastructure, commodities, global high yield debt, emerging market debt, and hedge fund strategies), which have lagged in the strong equity markets. This exposure, according to RIMCo, is intended to provide diversification benefits and dampen volatility.

The Board also considered that in January 2014, the Funds implemented a change in strategic asset allocations, which decreased positions in core fixed income, international developed equity and commodities, and increased positions in small cap, emerging markets and infrastructure. According to RIMCo, these changes brought the Funds’ allocations directionally closer towards the average equity and fixed income allocations of the Comparable Funds, although the Funds continue to maintain more diversified growth asset exposure and a larger globally diversified equity allocation than their Comparable Funds.

48 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the
Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated
investment strategy of managing the Underlying Funds in a risk-aware manner. The Board also considered the Underlying Fund
Money Manager changes that have been made since 2012 and that the performance of Money Managers continues to impact Fund and Underlying Fund performance for periods prior and subsequent to their termination, and that any incremental positive or negative impact of the Direct Management Services to Participating Underlying Funds, which continue to evolve in nature and scope, was not yet fully reflected in the investment results of the Participating Underlying Funds or the Funds. Lastly, the Board considered potential new strategies discussed at the Existing Agreement Evaluation Meetings and prior Board meetings that may be employed by RIMCo in respect of certain Underlying Funds.

After considering the foregoing and other relevant factors, the Board concluded in respect of each Fund and Underlying Fund that continuation of its Existing Agreement would be in the best interests of such Fund and its shareholders and voted to approve the continuation of each Existing Agreement.

At the Existing Agreement Evaluation Meetings, with respect to the evaluation of the terms of portfolio management contracts with
Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each
Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc.,
the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIMCo did not identify any benefits received by Money Managers or their affiliates as a result of their relationships with the Underlying Funds other than benefits from their soft dollar arrangements. The Existing Agreement Evaluation Information described, and at the Existing
Agreement Evaluation Meetings the Funds’ CCO discussed, oversight of Money Manager soft dollar arrangements. The Existing
Agreement Evaluation Information expressed RIMCo’s belief that, based upon certifications from Money Managers and pre-hire and ongoing reviews of Money Manager soft dollar arrangements, policies and procedures, the Money Managers’ soft dollar arrangements, policies and procedures are consistent with applicable legal standards and with disclosures made by Money Managers in their investment adviser registration statements filed with the Securities and Exchange Commission and by the Underlying Funds in their registration statements. The Board was advised that, in the case of Money Managers using soft dollar arrangements, the CCO monitors, among other things, the commissions paid by the Underlying Funds and percentage of Underlying Fund transactions effected pursuant to the soft dollar arrangements, as well as the products or services purchased by the Money Managers with soft dollars generated by Underlying
Fund portfolio transactions. The CCO and RIMCo do not obtain, and the Existing Agreement Evaluation Information therefore did not include, information regarding the value of soft dollar benefits derived by Money Managers from Underlying Fund portfolio transactions.
At the Existing Agreement Evaluation Meeting, RIMCo noted that it planned to recommend termination of certain Money Managers to the Board at the May 2014 meeting. RIMCo recommended that each of the other Money Managers be retained at its current or a reduced fee rate. In doing so, RIMCo, as it has in the past, advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the standard fee rates charged by
Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation of the relevance of Money
Manager profitability in light of RIMCo’s belief that such fees are reasonable; the Board’s findings as to the reasonableness of the
Advisory Fee paid by each Fund and Underlying Fund; and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Existing Agreement Evaluation Information, the Board
concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying
Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the Existing Agreements or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Basis for Approval of Investment Advisory Contracts 49

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

Subsequent to the Existing Agreement Evaluation Meeting, the Board received a proposal from RIMCo at a meeting held on May 20,
2014 to effect Money Manager changes for the Russell Investment Company Russell Investment Grade Bond Fund, Russell Short
Duration Bond Fund, Russell U.S. Dynamic Equity Fund and Russell Global Opportunistic Credit Fund and the Russell Investment
Funds Global Real Estate Securities Fund and Multi-Style Equity Fund, and at that same meeting to effect a Money Manager change for the Aggressive Equity Fund resulting from a Money Manager change of control for one of the Underlying Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and
the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the
Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory Fees paid by the Underlying Funds, and the fact that the aggregate Advisory Fees paid by the Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Approval of the Post-Transaction Agreement
On May 20, 2014, LSEG announced that it had entered into exclusive discussions with NM for the potential acquisition of FRC although there was no certainty that any agreement for a transaction would be reached. On June 26, 2014, the Board was advised by
FRC, and LSEG publicly announced, that LSEG had entered into a definitive agreement and plan of merger to acquire FRC, including both its index and investment management businesses. In its announcement (the “LSEG Announcement”), LSEG stated, among other things, that the investment management business would be the subject of “a comprehensive review to determine its positioning and fit with the Group” and that LSEG is “committed to maintaining a clear focus on client service, fund performance and management and employee stability, whilst ensuring appropriate standalone governance.” On June 27, 2014, the Board met by conference telephone call to discuss preliminarily the LSEG Announcement with representatives of FRC, RIMCo and LSEG.

In preparation for its evaluation of the Post-Transaction Agreement, the Independent Trustees, with the advice and assistance of
Independent Counsel, requested information to evaluate the Post-Transaction Agreement. In their requests for such information, the
Independent Trustees advised RIMCo of their intention to rely upon the Existing Agreement Evaluation Information in their evaluation of the Post-Transaction Agreement, if and to the extent the Existing Agreement Evaluation Information continued to be accurate and complete as of July 29, 2014. The Independent Trustees requested that RIMCo provide any updated and additional information needed for the Board to consider whether the Post-Transaction Agreement should be approved. The foregoing information and other information provided by RIMCo and LSEG to the Board, including the Independent Trustees, in connection with its evaluation of the
Post-Transaction Agreement hereinafter is referred to collectively as the “Post-Transaction Agreement Evaluation Information.”

At a meeting held in person on July 17, 2014 (the “Post-Transaction Agreement Information Review Meeting”), the Board in further preparation for its evaluation of the Post-Transaction Agreement reviewed Post-Transaction Agreement Evaluation Information received to the date of that Meeting, first with senior representatives of FRC, RIMCo, Fund management and LSEG, and then in a private session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, and, on the basis of that review, requested additional information regarding the Transaction and its impact on RIMCo and the Funds.

The Board met in person on July 29, 2014 to consider approval of the Post-Transaction Agreement (the “Post-Transaction Agreement
Evaluation Meeting”). At the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees first met to review additional
Post-Transaction Agreement Information received to that date with representatives of FRC, RIMCo, Fund management, and LSEG.
Presentations made by FRC, RIMCo and LSEG at the Post-Transaction Agreement Information Review Meeting and the Post-
Transaction Agreement Evaluation Meeting (together, the “Transaction Board Meetings”), as part of this review, encompassed all of the Funds and the Other Russell Funds. Information received by the Board, including the Independent Trustees, at the Transaction

50 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

Board Meetings is included in the Post-Transaction Agreement Evaluation Information. Presentations made by FRC, RIMCo and
LSEG at the Transaction Board Meetings are included in the Post-Transaction Agreement Evaluation Information. Prior to voting at the Post-Transaction Agreement Evaluation Meeting, the Independent Trustees met in executive session with Independent Counsel, at which no representatives of FRC, RIMCo, LSEG, or Fund management were present, to review additional Post-Transaction Agreement
Evaluation Information received prior to and at the Meeting. The discussion below reflects all of these reviews.

The Board’s evaluation of the Post-Transaction Agreement reflected the Post-Transaction Agreement Evaluation Information and
other information received by the Board during the course of the year or prior years (including the Existing Agreement Evaluation
Information, as supplemented by RIMCo through the date of the Post-Transaction Agreement Evaluation Meeting) and the findings made by the Board in respect of the Existing Agreement at the Existing Agreement Evaluation Meeting. The Independent Trustees’
evaluations of the Post-Transaction Agreement also reflected the knowledge and familiarity gained as Board members of the Funds and
Other Russell Funds with respect to services provided by RIMCo, RIMCo’s affiliates, and each Money Manager to the Funds under the Existing Agreement and services proposed to be provided to the Funds under the Post-Transaction Agreement. The Board noted
the short period of time since the Existing Agreement Evaluation Meeting and that information provided by RIMCo to update and supplement the Existing Agreement Evaluation Information through the date of the Post-Transaction Agreement Evaluation Meeting did not affect the conclusions reached by the Board at the Existing Agreement Evaluation Meeting.

In approving the Post-Transaction Agreement, the Board considered all factors it believed relevant in exercising its business judgment, including the following:

(1) the reputation, financial strength and resources of LSEG;

(2) LSEG is a diversified international market infrastructure and capital markets business;

(3) LSEG’s advice that it has a strong track record of successful acquisitions and owning regulated businesses and that its regulatory and compliance history is strong;

(4) LSEG is not engaged in the mutual fund or investment management businesses, with the result that there will be no overlap of mutual fund products to address in the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

(5) LSEG’s advice that the outcome of the comprehensive review and its effect on FRC’s investment management business would not be prejudged and that one part of the review is to determine whether the FRC investment management business would be more valuable as part of the LSEG organization or as part of an organization with existing investment management activities;

(6) LSEG’s assurances that there were no circumstances that could be envisaged at the time of the Post-Transaction Agreement
Evaluation Meeting under which the Funds may be left without an investment manager to conduct their investment programs and that, whatever the outcome of the comprehensive review and for as long as it owns the FRC investment management business, it is committed to maintaining the existing clear focus on client service and fund performance in FRC’s investment management business;

(7) LSEG’s stated intention that the FRC investment management business will operate independently of the rest of LSEG and its expectation that the impact of the Transaction on the Funds will be broadly neutral, with no material improvements or disadvantages, although the Funds may benefit to some extent from the ownership of the FRC investment management business by a company with world class technology, operational competencies, and financial strength;

(8) LSEG’s advice that, as part of the comprehensive review, it will provide continued strong support and investment for growth and innovation, and pay particular attention to creating appropriate standalone governance and operations for FRC’s investment management business while also focusing on maintaining strong management and employee continuity;

(9) the Post-Transaction Agreement Evaluation Information did not identify any conflicts of interest that would arise following completion of the Transaction but LSEG did advise the Board that it is continuing to work with FRC to establish the scope of affiliated business and to assess whether modifications to FRC’s compliance policies and procedures and/or other steps are appropriate. The Board was advised that it would be apprised of any material issues that are subsequently identified.

Basis for Approval of Investment Advisory Contracts 51

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

(10) LSEG’s expectation that there will be no diminution in the nature, scope and overall quality of services provided to the Funds and their shareholders, including administrative, regulatory and compliance services, as a result of the Transaction. In this regard, the Post-Transaction Agreement Evaluation Information stated, among other things:

• LSEG intends to maintain the existing nature and quality of services provided to the Funds by RIMCo.

• In connection with or as a result of the Transaction, LSEG anticipates that RIMCo will maintain the resources, operations, staffing and other functions required for the operation or administration of the Funds.

• No changes are expected by LSEG in RIMCo’s investment strategies and practices in respect of the Funds as a result of the
Transaction, including the manager-of-managers structure employed by the Funds that are not Funds of Funds (the “Manager-
of-Managers Funds”) and employed indirectly by the Funds of Funds through their investments in the Manager-of-Managers
Funds.

(11) RIMCo’s understanding, based on discussions with NM, that NM intends to continue its participation in the Funds following the
Transaction, and RIMCo’s advice that if NM redeems all assets from the Funds, the Funds likely would need to be liquidated;

(12) advice from RIMCo and LSEG that there is no intention to propose any immediate changes to any of the Funds’ third-party service providers, thereby assuring continuation of services needed for the Funds’ operations and minimizing complications in connection with the transfer of ownership of FRC’s investment management business from NM and other current shareholders to LSEG;

(13) at the Existing Agreement Evaluation Meetings, the Board had performed a full annual review of the Existing Agreement, as required by the 1940 Act, and had reapproved the Existing Agreement, concluding, among other things, that the Advisory Fee for each Fund was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund;

(14) the terms and conditions of the Post-Transaction Agreement are substantially the same as those of the Existing Agreement, which will terminate automatically upon completion of the Transaction, and the Post-Transaction Agreement will not change any Fund’s
Advisory Fee (on a contractual or actual basis), expense ratio, profitability, economies of scale, or other fees or benefits received by RIMCo and its affiliates as a result of their relationships with the Fund;

(15) FRC and/or its affiliates and LSEG, not the Funds, will bear all costs of meetings, preparation of proxy materials and solicitation in connection with obtaining approvals of the Post-Transaction Agreement;

(16) there will be no changes to the Independent Trustees of the Board in connection with the Transaction, assuring continuity of the
Funds’ supervision and oversight;

(17) LSEG’s assurances that for a period of two years following the effective date of the Post-Transaction Agreement, it will use reasonable best efforts not to engage in activities that would impose an “unfair burden” on the Funds within the meaning of
Section 15(f) of the 1940 Act;

(18) the Board’s belief that shareholders have purchased and retained their Fund shares based upon the reputation, investment record, and investment philosophies and strategies employed by RIMCo in managing the Funds (including the manager-of-managers structure employed by the Manager-of-Managers Funds and employed indirectly by the Funds of Funds through their investments in the Manager-of-Managers Funds); and

(19) the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of those Funds, and the Board’s belief that, at the current expense ratio of each Manager-of-Managers Fund, there would likely be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy selected by shareholders in purchasing their shares of Manager-of-Managers Funds which employ a manager-of-managers structure or Funds of Funds that indirectly employ a manager-of-managers strategy through their investments in the Underlying Funds.

In evaluating the Post-Transaction Agreement, the Board considered the possibility that, depending upon the results of the comprehensive review, the FRC investment management business would be conducted pursuant to the Post-Transaction Agreement as an independent part of the LSEG organization following completion of the Transaction, without any significant diminution expected in the nature, scope

52 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

and overall quality of services provided to the Funds, and without any expected effect on the Funds’ Advisory Fees (contractual or actual), expenses, profitability, economies of scale, or other fees or benefits to FRC or RIMCo or their affiliates from their Fund relationships.
However, the Independent Trustees were unable on the basis of the Post-Transaction Agreement Evaluation Information to determine the outcome of the comprehensive review or its effects, if any, on the FRC investment management business generally or on any of the investment advisory and other services that RIMCo and other FRC affiliates provide to the Funds under the Existing Agreement.
Among other things, the Board could not determine whether or for how long FRC’s investment management business will continue as part of the LSEG organization following conclusion of the comprehensive review. In its deliberations, the Board considered the above and other relevant factors in light of the uncertain outcome and effects of the comprehensive review and, consequently, identified the principal factor in determining whether to approve the Post-Transaction Agreement as the need to provide for uninterrupted investment advisory and other services required for the operations of the Funds following the automatic termination of the Existing Agreement upon completion of the Transaction. No other single factor reviewed by the Board was identified by the Board as a principal factor in determining whether to approve the Post-Transaction Agreement and each Board member attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made separately in respect of each Fund. After careful consideration of all factors, principally the need for continuation of investment advisory and other services required for the operation of the Funds following termination of the Existing Agreement, the Board believed that approval of the Post-Transaction Agreement would be in the best interests of each Fund and its shareholders for a period ending two years from the date of the Post-Transaction Agreement, but advised Fund management of its intention (subject to the outcome of the comprehensive review) to evaluate the continuance of the Post-Transaction Agreement within one year of its effectiveness, although not required to do so by the terms of the Post-Transaction Agreement or the 1940 Act. The Independent Trustees were advised by
Independent Counsel throughout the process of evaluating the Post-Transaction Agreement. Prior to the Post-Transaction Agreement
Information Review Meeting, the Board received a memorandum from Fund Counsel discussing its responsibilities in connection with its evaluation of the Post-Transaction Agreement and the Independent Trustees separately received a memorandum discussing such responsibilities from Independent Counsel.

Approval of the New Agreement
At the in-person Transaction Board Meetings, the Board considered approval of a new investment advisory agreement between each
Fund and RIMCo that reflects updated terms and, if approved by shareholders, will go into effect in lieu of the Post-Transaction
Agreement following the Transaction or, if the Transaction is not consummated, will replace the Fund’s Existing Agreement (the “New
Agreement”). In preparation for its evaluation of the New Agreement, the Board reviewed information from RIMCo regarding the New
Agreement (the “New Agreement Evaluation Information”) at the Post-Transaction Agreement Information Review Meeting. At the
Post-Transaction Agreement Information Review Meeting, the Independent Trustees met first with representatives of RIMCo and Fund management and then in a private session with Independent Counsel, at which no representatives of RIMCo or Fund management were present, to review the New Agreement Evaluation Information.

The Independent Trustees considered approval of the New Agreement at the Post-Transaction Agreement Evaluation Meeting. The
Board, including the Independent Trustees, first met with representatives of RIMCo and Fund management to discuss the New
Agreement Evaluation Information. Prior to voting on approval of the New Agreement, the Independent Trustees met in a private session with Independent Counsel, at which no representatives of RIMCo or Fund management were present, to review additional
New Agreement Evaluation Information received prior to and at the Post-Transaction Agreement Evaluation Meeting. The discussion reflects all of these reviews.

Presentations made by RIMCo at the Transaction Board Meetings regarding the New Agreement encompassed all of the Funds.

In evaluating the New Agreement, the Board considered all factors it believed relevant in exercising its business judgment, including the following:

(1) the Board had performed a full annual review of the Existing Agreement at the Existing Agreement Evaluation Meeting and had
reapproved the Existing Agreement, concluding, among other things, that the Advisory Fee of each Fund was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to each Fund;

(2) the New Agreement reflects current industry practices and also expressly addresses RIMCo’s overall investment management responsibilities, including the delegation of such management to Money Managers with discretionary authority, the implementation

Basis for Approval of Investment Advisory Contracts 53

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

of recommendations from Money Managers with non-discretionary authority, direct management of all of a Fund’s assets by
RIMCo, or any combination thereof;

(3) RIMCo believes that the permission afforded by the New Agreement to use non-discretionary Money Managers with respect to a Fund’s entire portfolio will enhance RIMCo’s ability to determine how best to manage the Fund’s assets, and will allow RIMCo the flexibility to more efficiently and effectively manage Fund assets consistent with a Fund’s objective and to create a more customized investment program for each Fund, depending upon the particular characteristics and objectives of that Fund;

(4) in the case of certain Funds, RIMCo believes that a more extensive use of non-discretionary Money Managers may provide an opportunity to better manage transaction costs and the tax impact associated with trading portfolio securities;

(5) the New Agreement will not change any Fund’s investment objective nor will it change any Fund’s Advisory Fee rate or total expense ratio;

(6) the Advisory Fee paid by each Fund to RIMCo encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund. Fees paid by RIMCo from the Advisory Fee to non-discretionary Money Managers, who provide model portfolios to RIMCo representing their investment recommendations, based upon which RIMCo purchases and sells portfolio investments for a Fund, may be less than fees that would be paid to discretionary Money Managers, who make and implement their investment decisions to buy or sell portfolio investments for a Fund. While the Board did not receive any information concerning any additional benefits to RIMCo in connection with an expanded use of non-discretionary Money
Managers, during the time, and to the extent, that RIMCo utilizes non-discretionary Money Managers rather than discretionary
Money Managers in respect of the Funds, RIMCo may retain a larger portion of the Advisory Fee and the profits derived by RIMCo generally and from the Funds consequently may be increased; and

(7) if in the future RIMCo determines to change the “multi-manager” approach of any of the existing Funds, RIMCo will discuss such change in advance with the Board and seek any Board approval determined appropriate by RIMCo. In addition, if this were to occur, shareholders would be notified in advance of a change in their Fund’s multi-manager approach. This process will provide notice to shareholders of any material change in their Fund’s investment program and also may help to mitigate any potential conflict of interest inherent in RIMCo’s expanded use of non-discretionary Money Managers.

In their deliberations, the Trustees did not identify any particular information as to the New Agreement that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund. After careful consideration of the above and all other factors considered to be relevant by the Board, the Board believed that approval of the New Agreement would be in the best interests of each Fund and its shareholders. The Independent Trustees were represented by Independent Counsel throughout the process of evaluating the New Agreement.

Approval of Money Manager Contracts
Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on August 26, 2014 to effect Money Manager changes for the Russell Investment Company Russell Multi-Strategy Alternative Fund and at that same meeting to approve new portfolio management contracts with respect to the Russell Investment Company Russell Global Infrastructure Fund
and Russell Emerging Markets Fund resulting from a Money Manager change of control for one of each Underlying Fund’s Money
Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change;
information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money
Manager and RIMCo or Russell Financial Services, Inc., the Underlying Fund’s underwriter; the CCO’s evaluation of the Money
Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards;
RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with
RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the

54 Basis for Approval of Investment Advisory Contracts

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Basis for Approval of Investment Advisory Contracts—, continued — (Unaudited)

Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the reasonableness of the aggregate Advisory fees paid by the
Underlying Funds, and the fact that the aggregate Advisory fees paid by the Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on February 23, 2015 to effect Money Manager changes for the Russell Investment Funds Aggressive Equity Fund and the Russell Investment Company Russell
Global Opportunistic Credit Fund and Russell Emerging Markets Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and
RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Underlying
Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money
Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the Existing Agreement Evaluation Meeting as to the
reasonableness of the aggregate Advisory fees paid by the Underlying Funds, and the fact that the aggregate Advisory fees paid by the
Underlying Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money
Managers’ investment advisory fees are paid by RIMCo.

Subsequent to the Transaction Board Meetings, the Board received a proposal from RIMCo at a meeting held on May 19, 2015 to effect
Money Manager changes for the Russell Investment Company Russell Multi-Strategy Alternative Fund. In the case of the proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; information as to reason for the proposed change; information as to the Money Manager’s role in the management of the Underlying Fund’s investment portfolio (including the amount of Underlying Fund assets to be allocated to the Money Manager) and RIMCo’s evaluation of the anticipated quality of the investment advisory services to be provided by the
Money Manager; information as to any significant business relationships between the Money Manager and RIMCo or Russell Financial
Services, Inc., the Underlying Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIMCo’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the standard fee rates charged by the Money Manager to other clients; RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIMCo from its Advisory Fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Underlying Fund assets to the Money Manager. The Trustees also considered their findings at the Existing Agreement
Evaluation Meeting as to the reasonableness of the aggregate Advisory fees paid by the Underlying Funds, and the fact that the aggregate Advisory fees paid by the Underlying Funds would not increase as a result of the implementation of the proposed Money
Manager changes because the Money Managers’ investment advisory fees are paid by RIMCo.

Basis for Approval of Investment Advisory Contracts 55

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — June 30, 2015 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

56 Shareholder Requests for Additional Information

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — June 30, 2015
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex
consists of Russell Investment Company (“RIC”), which has 41 funds, Russell Investment Funds (“RIF”), which has 9 funds, and
Russell Exchange Traded Funds Trust (“RET”), which has no funds. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an audit committee financial expert; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-
profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office*	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INTERESTED TRUSTEE
# Sandra Cavanaugh,	President and Chief	Until successor	• President and CEO RIC, RIF and	50	None
Born May 10, 1954	Executive Officer	is chosen and	RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President
18th Floor, Seattle, WA	Trustee since 2010	Trustees	and CEO, Russell Financial Services,
98101		Appointed until	Inc. (“RFS”)
		successor is	• Chairman of the Board, President
		duly elected and	and CEO, Russell Fund Services
		qualified	Company (“RFSC”)
• Director, RIMCo
• Chairman of the Board, President and
CEO Russell Insurance Agency, Inc.
(“RIA”) (insurance agency)

*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 57

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	50	None
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)
1301 Second Avenue,		duly elected and
18th Floor, Seattle, WA		qualified
98101

Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the Audit	50	• Director,
Born January 22, 1954	Chairman since 2005	successor is	Committee, Avista Corp (electric		Avista Corp
1301 Second Avenue,		duly elected and	utilities)		(electric
18th Floor, Seattle, WA		qualified	• Regent, University of Washington		utilities)
98101		Approved	• President, Kristianne Gates Blake,		• Until June
		annually	P.S. (accounting services)		30, 2014,
			• Until June 30, 2014, Director, Ecova		Director,
			(total energy and sustainability		Ecova (total
			management)		energy and
			• Until December 31, 2013, Trustee		sustainability
			and Chairman of the Operations		management)
			Committee, Principal Investors Funds		• Until
			and Principal Variable Contracts		December 31,
			Funds (investment company)		2013, Trustee,
			• From April 2004 through December		Principal
			2012, Director, Laird Norton Wealth		Investors
			Management and Laird Norton Tyee		Funds
			Trust (investment company)		(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• From April
2004 through
December
2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

*	Each Trustee is subject to mandatory retirement at age 72.

58 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	50	• Trustee and
Born June 26, 1951		successor is	• Trustee and Chairperson of Select		Chairperson of
1301 Second Avenue,		duly elected and	Sector SPDR Funds (investment		Select Sector
18th Floor, Seattle, WA		qualified	company)		SPDR Funds
98101			• Until December 31, 2014,		(investment
			Chairperson of Audit Committee,		company)
			Select Sector SPDR Funds		• Trustee, ALPS
			(investment company)		Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	50	None
Born June 6, 1946	Chairman of the	successor is	• June 2004 to June 2014, Senior Vice
1301 Second Avenue,	Audit Committee	duly elected and	President and Chief Financial Officer,
18th Floor, Seattle, WA	since 2015	qualified	Waddell & Reed Financial, Inc.
98101		Appointed until	(investment company)
successor is
duly elected and
qualified

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	50	None
Born December 3, 1951		successor is	• January 2011 through March 2013,
1301 Second Avenue		duly elected and	President Emerita, Laird Norton
18th Floor, Seattle, WA		qualified	Wealth Management (investment
98101			company)
• April 2003 through December
2010, Chief Executive Officer of
Laird Norton Wealth Management
(investment company)

* Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 59

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,	Trustee since 2000	Appointed until	• Retired	50	None
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the Board,
18th Floor, Seattle, WA	and Governance	qualified	Simpson Investment Company (paper
98101	Committee since	Appointed until	and forest products)
	2007	successor is	• Until November 2010, President,
		duly elected and	Simpson Investment Company
		qualified	and several additional subsidiary
companies, including Simpson
Timber Company, Simpson Paper
Company and Simpson Tacoma Kraft
Company
Jack R. Thompson,	Trustee since 2005	Appointed until	• September 2007 to September	50	• Director,
Born March 21, 1949	Chairman of	successor is	2010, Director, Board Chairman and		Board
1301 Second Avenue,	the Investment	duly elected and	Chairman of the Audit Committee,		Chairman and
18th Floor, Seattle, WA	Committee since	qualified	LifeVantage Corporation (health		Chairman
98101	2015	Appointed until	products company)		of the Audit
		successor is			Committee,
		duly elected and			LifeVantage
		qualified			Corporation
until
September
2010 (health
products
company)

*	Each Trustee is subject to mandatory retirement at age 72.

60 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Fund	During the
				Complex	Past 5 Years
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, Frank Russell	50	None
Born July 3, 1932	Chairman Emeritus	or removal	Company (investment consultant to
1301 Second Avenue,	since 1999		institutional investors (“FRC”)) and
18th Floor, Seattle, WA			RIMCo
98101			• Chairman Emeritus, RIC and RIF;
Russell Implementation Services Inc.
(broker-dealer and investment adviser
(“RIS”)); Russell 20-20 Association
(non-profit corporation); and Russell
Trust Company (non-depository trust
company (“RTC”))
• Chairman, Sunshine Management
Services, LLC (investment adviser)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RFSC and U.S. One Inc.
1301 Second Avenue		Trustees	• 2005 to 2011 Chief Compliance Officer, RIMCo
18th Floor, Seattle, WA
98101

Sandra Cavanaugh,	President and Chief	Until successor	• CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	• President and CEO, RIC, RIF and RET
1301 Second Avenue,	since 2010	qualified by	• Chairman of the Board, Co-President and CEO, RFS
18th Floor, Seattle, WA		Trustees	• Chairman of the Board, President and CEO, RFSC
98101			• Director, RIMCo
• Chairman of the Board, President and CEO, RIA

Mark E. Swanson,	Treasurer and Chief	Until successor	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
Born November 26, 1963	Accounting Officer	is chosen and	• Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
1301 Second Avenue	since 1998	qualified by	• Global Head of Fund Services, Russell Investments
18th Floor, Seattle, WA		Trustees	• October 2011 to December 2013, Head of North America Operations
98101			Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments

Disclosure of Information about Fund Trustees and Officers 61

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued —
June 30, 2015 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS (continued)
Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC, RIF and RET
1301 Second Avenue,			• Chairman of the Board, President and CEO, RIMCo
18th Floor, Seattle WA			• Director, RTC, RIS and Russell Investments Delaware, Inc.
98101			• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIMCo, RFSC and RFS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC, RIF and RET
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, RFS, RIA and U.S. One Inc.
98101			• 1999 to 2010 Assistant Secretary, RIC and RIF

62 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Adviser and Service Providers — June 30, 2015 (Unaudited)

Interested Trustee	Administrator, Transfer and Dividend Disbursing
Sandra Cavanaugh	Agent
Independent Trustees	Russell Fund Services Company
Thaddas L. Alston	1301 Second Avenue
Kristianne Blake	Seattle, WA 98101
Cheryl Burgermeister	Custodian
Daniel P. Connealy	State Street Bank and Trust Company
Katherine W. Krysty	1 Iron Street
Raymond P. Tennison, Jr.	Boston, MA 02210
Jack R. Thompson	Office of Shareholder Inquiries
Trustee Emeritus	1301 Second Avenue
George F. Russell, Jr.	Seattle, WA 98101
Officers	(800) 787-7354
Sandra Cavanaugh, President and Chief Executive Officer	Legal Counsel
Cheryl Wichers, Chief Compliance Officer	Dechert LLP
Jeffrey T. Hussey, Chief Investment Officer	One International Place, 40th Floor
Mark E. Swanson, Treasurer and Chief Accounting Officer	100 Oliver Street
Mary Beth R. Albaneze, Secretary	Boston, MA 02110
Adviser	Distributor
Russell Investment Management Company	Russell Financial Services, Inc.
1301 Second Avenue	1301 Second Avenue
Seattle, WA 98101	Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Adviser and Service Providers 63

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Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-
2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President and
CEO, Russell Fund Services Company

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
President and CEO, Russell Investment Company; Chairman of the Board, President and
CEO, Russell Fund Services Company

Date: August 21, 2015

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer and Chief Accounting Officer and CFO, Russell Investment Company; Global
Head of Fund Services, Russell
Investment Management Company and
Russell Financial Services Company

Date: August 21, 2015